UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Gregory F. Niland

American Funds Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Portfolio Series Annual report for the year ended October 31, 2023

Invest in portfolios
designed to pursue
real-life objectives

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2024 (unaudited).

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)	Expense ratios

American Funds® Global Growth Portfolio
Class F-2 shares	20.46%	5.83%	7.64%	9.62%	0.56%
Class A shares (reflecting 5.75% maximum sales charge)	13.24	4.31	6.75	8.79	0.81

American Funds® Growth Portfolio
Class F-2 shares	20.90	6.46	8.92	10.84	0.49
Class A shares (reflecting 5.75% maximum sales charge)	13.68	4.94	8.03	10.01	0.75

American Funds® Growth and Income Portfolio
Class F-2 shares	16.74	6.22	7.56	8.91	0.45
Class A shares (reflecting 5.75% maximum sales charge)	9.82	4.73	6.69	8.11	0.67

American Funds® Moderate Growth and Income Portfolio
Class F-2 shares	12.69	5.31	6.56	7.77	0.45
Class A shares (reflecting 5.75% maximum sales charge)	6.01	3.83	5.70	6.97	0.65

American Funds® Conservative Growth and Income Portfolio
Class F-2 shares	8.93	4.12	5.24	6.05	0.39
Class A shares (reflecting 5.75% maximum sales charge)	2.44	2.66	4.40	5.26	0.60

American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	10.33	4.41	6.07	6.81	0.42
Class A shares (reflecting 3.75% maximum sales charge)	5.89	3.39	5.40	6.18	0.64

American Funds® Preservation Portfolio
Class F-2 shares	2.10	1.18	1.13	1.05	0.39
Class A shares (reflecting 2.50% maximum sales charge)	–0.73	0.41	0.62	0.56	0.66

American Funds® Tax-Exempt Preservation Portfolio
Class F-2 shares	1.83	0.91	1.54	1.45	0.35
Class A shares (reflecting 2.50% maximum sales charge)	–0.96	0.16	1.01	0.96	0.58

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

6	The value of a long-term perspective

10	A look inside the funds

14	Investment portfolios

26	Financial statements

102	Board of trustees and other officers

Fellow investors:

As we present the American Funds Portfolio Series annual report for the twelve-month period ended October 31, 2023, we are happy to report that all results in all portfolios were positive. This is a notable improvement from our report this time last year. In good markets and bad, and in times of uncertainty, we emphasize the need for a long-term view when investing to pursue financial goals.

Returns for the period were led by American Funds Global Growth Portfolio and American Funds Growth Portfolio which registered 11.09% and 11.01% returns respectively. As expected, preservation funds returned the least, with American Funds Preservation Portfolio posting 2.22% and American Funds Tax-Exempt Preservation Portfolio returning 1.69%*.

About the series

The series consists of eight funds of funds that offer rigorously researched and analyzed fund mixes designed to pursue investor goals based on time frame and risk tolerance. Refer to page 10 for details on the underlying American Funds in each portfolio. For the first time, a Capital Group ETF is part of our American Funds Tax-Aware Conservative Growth and Income Portfolio. The Capital Group Portfolio Solutions Committee oversees and regularly monitors the series.

The economy

The markets began the reporting period optimistic that inflation had peaked, and this helped the economy in general. Inflation has continued to ease since then, more rapidly in the U.S. than in other regions. The consensus a year ago was that the economy was headed for recession. While there is still uncertainty and doubt about the economic outlook, many market analysts and economists now think a recession is not imminent.

U.S. equities rebounded in the fourth quarter of 2022, having finished their worst year since 2008. The rally continued for three consecutive quarters, through the first two quarters of 2023, before reversing by the third quarter over fears that the U.S. Federal Reserve (the Fed) would keep interest rates higher for longer than had previously been expected. This was mirrored by global central banks indicating they may keep monetary policy tight.

Bond markets also rallied early in the period but stalled in the second quarter of 2023 due to pressure from rising interest rates. However, heading into the third quarter of 2023, the 10-year U.S. Treasury began a slow rise in yield, registering 4.18 on September 1 and 4.99 on October 191 before rallying again in early November. This will be a rate to watch closely as we move into a new reporting period.

*	Class F-2 shares, one-year cumulative returns as of October 31, 2023.

The portfolio series funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

Allocations may not achieve investment objectives. The portfolios’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Past results are not predictive of results in future periods.

American Funds Portfolio Series	1

Over the period, the world economy continued to show signs of stabilization and growth in some sectors, despite volatility caused by geopolitical strains, notably in energy prices. Key economic considerations in the coming period will include continuing geopolitical conflicts and, over the longer run, climate adaptation along with the evolution and adoption of artificial intelligence (AI).

The AI explosion has been a huge market driver over the period and will likely continue to be a major economic force for years to come. AI is a driver of innovation, and therefore growth, that affects the whole economy, not just the technology sector. It will affect such sectors as health care, food, transportation and more. AI will have significant consequences — as yet unknown — on industries and individuals. This level of change can make investing difficult to navigate. Our position in such an environment is always to first take a long-term view and, using exhaustive research, invest in what makes sense for the long-term well-being of our investors.

The burst of investment in AI mirrors historical surges in investment and productivity, driven by technological innovation: transportation infrastructure in the 19th century, electrification in the early 20th century and the internet in recent decades. Speculative frenzy often fuels such a bubble, which in turn drives up stock prices and lowers the cost of capital. This enables large-scale investment, with wildly varying returns to investors. Sometimes investment returns are spectacular; sometimes investors suffer large losses, even if society as a whole ends up benefiting. So, we use and advise care and caution.

The climate transition is a particular focus in the European Union (EU) now, with a package of measures that target an emissions reduction of at least 55% by 2030 as a legal obligation.2 For example, all new cars must have zero CO2 emissions starting in 2035.3

Businesses globally are affected by climate policy, as EU countries are working on new legislation to achieve this goal and net zero CO2 emissions by 2050.

Changes enacted as a result of the new measures will have far-reaching effects, redirecting trillions of dollars globally. Because the climate transition has such significant impact on the economy and on the credit quality of affected businesses and assets, it will also affect the conduct of monetary policy and regulation aimed at ensuring the stability of the financial system as a whole. The good news is that the European Central Bank (ECB) still views its policy objectives as feasible and sees climate targets as attainable in a way that is politically, economically and socially acceptable.4 In the U.S., the outcomes are more difficult to evaluate because climate discussions continue to be polarized in American politics.

Going forward, as we watch geopolitical forces and crises rising, abating and taking shape, we focus on fundamental research and investor well-being for the long term. To do that, we put tremendous effort into understanding geopolitical risk in different regions and looking at how it affects investment opportunities large and small. Policy and conflict affect everything from supply chains to prices to quality of life for individuals. All of these factors are important to us, and we put these considerations and more into each decision.

Over decades of careful investing, we have learned to avoid quick reactions to headlines. As always, we take our time and dig into what is going on underneath and use the considerable reach of our full global resources as guides.

The stock market

Global stocks rose in the fourth quarter of 2022 and continued through the second quarter of 2023, as investors welcomed signs that inflation may have peaked in key markets around the world. The rallies were also driven by technology stocks that were lifted by rapid development in generative artificial intelligence. Shares of NVIDIA soared 52% during the second quarter and 190% year to date, as of June 30, 2023. Rival chipmakers Broadcom and Advanced Micro Devices also enjoyed double-digit gains. Apple rose 18%, becoming the world’s first $3 trillion company. Other sectors rallied as well. Pharmaceutical giant Eli Lilly climbed 37% in the second quarter of 2023 over optimism regarding its early-stage Alzheimer’s and obesity drugs.

Markets lost ground in the third quarter of 2023, pressured by rising interest rates, slowing growth in some of the world’s

[1]	CNBC, “U.S. 10 Year Treasury.”
[2]	Reuters: “EU countries approve 2035 phaseout of CO2-emitting cars,” by Kate Abnett, March 29, 2023.
[3]	European Council/Council of the European Union: “Fit for 55.”
[4]	European Central Bank, “CLIMATE-RELATED INDICATORS: Analytical indicators on carbon emissions.”

Past results are not predictive of results in future periods.

2	American Funds Portfolio Series

largest economies and renewed fear that the Fed would keep interest rates higher for longer than previously expected. Consumer price increases — while still high on a historical basis — moderated in the U.S., Europe and many other economies.

The bond market

Global fixed income advanced in the early quarters of the reporting period, on adjusted rate expectations by the Fed and European Central Bank. However, bond markets declined in the second quarter of 2023, as the ECB — along with many other central banks around the world — continued to tighten monetary policy. At its July meeting, the Fed boosted its benchmark federal funds rate to a 22-year high. The 11th hike since March 2022 pushed rates to a target range of 5.25% to 5.50%. Although the central bank held rates steady in September, its projections indicated another hike could come by the end of the year.

General expectations are that the Fed could begin cutting rates in 2024, but there are wide discrepancies in predictions about the timing of such rate cuts.

Inside the series

As we stated above, all funds in the portfolios returned positive results. In general, funds with higher exposure to equities outpaced those with larger positions in fixed income. Over the reporting period, equities with a growth-and-income or equity income focus, switched lead position with those funds with a growth focus. Income funds outpaced growth by the end of the period.

The portfolios benefited from the flexibility to invest in both U.S. and international equities. While equities advanced both at home and abroad, international stocks outpaced those in the U.S. by nearly 200 basis points (2%) in the fiscal year, as measured by the MSCI All Country World Index ex USA and S&P 500 Index, respectively. As income strategies, the portfolios emphasize dividend-paying stocks, and the picture for these equities has been a split-screen — the top quintile of dividend-paying stocks outpaced the lowest quintile in international markets for the 12 months ended September 30, 2023, but the opposite was true in the U.S. Although dividend-paying stocks tend to trail the broader market during periods of strong growth and market exuberance, we believe they should be an integral part of the income-oriented portfolios, as these stocks can provide both income and appreciation potential with less volatility than growth-oriented stocks.

In the first quarter of 2023, bond markets advanced as investors adjusted rate expectations going forward, suggesting that many anticipated rate cuts before the end of the year. Funds with larger holdings in corporate bonds, particularly high-yield debt, outpaced those with more significant investments in government bonds.

As we’ve stated, by the third quarter of 2023, global stocks declined, pressured by rising rates. And even as global inflationary pressures subsided, indications that central banks would keep monetary policy tight weighed on both stock and bond markets.

Looking forward

Our focus continues to be the long-term well-being of our investors. Rapidly changing markets and world circumstances are things we cannot predict. However, through our 90-year history, we have seen that people and markets have shown their ability to endure. Our focus on exhaustive, fundamental research and investor well-being is designed for tough and uncertain times.

Careful securities selection remains at the core of our investment process, whether in times of rapid growth or inevitable decline. We continue to encourage you to take a long-term view on investing.

We thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Samir Mathur
President

December 8, 2023

For current information about the series, visit capitalgroup.com.

It is with deep sadness that we note the passing of Brad Vogt, who was integral to the creation and management of American Funds portfolio solutions. He served on the board and management committee of The Capital Group Companies, parent company of the investment adviser to the American Funds. Brad also led the Capital Solutions Group, an investment unit created to manage multi-fund portfolios such as target date funds and was the principal investment officer of the Target Date Solutions Committee until January 1, 2023. Brad was a respected colleague, passionate mentor and insightful investor who embodied our firm’s culture and values. We will greatly miss his leadership, which was marked by grace, humility and tireless advocacy of what was in the best interest of our investors.

Past results are not predictive of results in future periods.

American Funds Portfolio Series	3

Results at a glance

For periods ended October 31, 2023, with all distributions reinvested

Past results are not predictive of results in future periods.

	Cummulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Global Growth Portfolio
Class F-2 shares	11.09%	7.13%	6.89%	9.25%
Class A shares	10.74	6.85	6.64	8.99
MSCI All Country World Index*,†	10.50	7.47	6.81	8.90
Lipper Global Large-Cap Growth Funds Index	12.75	7.48	7.49	9.31

American Funds Growth Portfolio
Class F-2 shares	11.01	7.73	8.20	10.45
Class A shares	10.73	7.45	7.95	10.20
S&P 500 Index*	10.14	11.01	11.18	12.96
MSCI All Country World ex USA Index*,†	12.07	3.46	2.54	5.00
Lipper Global Multi-Cap Growth Funds Index	6.04	6.89	6.76	8.82

American Funds Growth and Income Portfolio
Class F-2 shares	8.39	7.14	6.95	8.65
Class A shares	8.10	6.90	6.72	8.41
S&P 500 Index*	10.14	11.01	11.18	12.96
MSCI All Country World ex USA Index*,†	12.07	3.46	2.54	5.00
Bloomberg Global Aggregate Index*	1.72	–1.64	–0.66	–0.43
Lipper Mixed-Asset Target Allocation Growth Funds Index	5.87	6.30	6.26	7.83

American Funds Moderate Growth and Income Portfolio
Class F-2 shares	5.45	5.97	6.04	7.53
Class A shares	5.17	5.73	5.81	7.30
S&P 500 Index*	10.14	11.01	11.18	12.96
MSCI All Country World ex USA Index*,†	12.07	3.46	2.54	5.00
Bloomberg U.S. Aggregate Index*	0.36	–0.06	0.88	0.87
Lipper Mixed-Asset Target Allocation Growth Funds Index	5.87	6.30	6.26	7.83

American Funds Conservative Growth and Income Portfolio
Class F-2 shares	3.02	4.42	4.78	5.85
Class A shares	2.81	4.21	4.55	5.62
S&P 500 Index*	10.14	11.01	11.18	12.96
MSCI All Country World ex USA Index*,†	12.07	3.46	2.54	5.00
Bloomberg U.S. Aggregate Index*	0.36	–0.06	0.88	0.87
Lipper Mixed-Asset Target Allocation Moderate Funds Index	4.37	4.91	4.96	6.18

American Funds Tax-Aware Conservative Growth and Income Portfolio
Class F-2 shares	5.07	4.80	5.65	6.62
Class A shares	4.92	4.58	5.38	6.35
S&P 500 Index*	10.14	11.01	11.18	12.96
MSCI All Country World ex USA Index*,†	12.07	3.46	2.54	5.00
Bloomberg Municipal Bond Index*	2.64	1.00	2.12	1.92
Lipper Mixed-Asset Target Allocation Moderate Funds Index	4.37	4.91	4.96	6.18

Refer to page 5 for footnotes.

4	American Funds Portfolio Series

Results at a glance (continued)

	Cummulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 5/18/12)

American Funds Preservation Portfolio
Class F-2 shares	2.22%	1.12%	1.07%	1.03%
Class A shares	1.95	0.86	0.81	0.77
Bloomberg 1–5 Year U.S. Government/Credit A+ Index*	2.68	1.02	0.94	0.94
Lipper Short-Intermediate Investment-Grade Debt Funds Index	3.43	1.38	1.38	1.46

American Funds Tax-Exempt Preservation Portfolio
Class F-2 shares	1.69	0.92	1.43	1.42
Class A shares	1.45	0.69	1.17	1.16
Bloomberg Municipal Bond 1–7 Year Blend Index*	2.16	1.06	1.25	1.25
Lipper Short-Intermediate Municipal Debt Funds Index	2.11	0.97	1.08	1.04

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Refinitiv Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 Index is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg 1–5 Year U.S. Government/Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	5

The value of a long-term perspective

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2023, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge on a $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Aware Conservative Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	11.09%	7.13%	6.89%
Class A shares*	4.39	5.59	6.01

*	Assumes payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	11.01%	7.73%	8.20%
Class A shares*	4.38	6.18	7.30

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 9 for footnotes.

6	American Funds Portfolio Series

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	8.39%	7.14%	6.95%
Class A shares*	1.88	5.64	6.09

*	Assumes payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	5.45%	5.97%	6.04%
Class A shares*	–0.86	4.49	5.18

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 9 for footnotes.

American Funds Portfolio Series	7

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	3.02%	4.42%	4.78%
Class A shares*	–3.07	2.97	3.93

*	Assumes payment of the maximum 5.75% sales charge.

Tax-Aware Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	5.07%	4.80%	5.65%
Class A shares*	0.97	3.77	4.98

*	Assumes payment of the maximum 3.75% sales charge.

Refer to page 9 for footnotes.

8	American Funds Portfolio Series

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	2.22%	1.12%	1.07%
Class A shares*	–0.62	0.35	0.56

*	Assumes payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class F-2 shares	1.69%	0.92%	1.43%
Class A shares*	–1.11	0.17	0.92

*	Assumes payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $500,000 or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and eliminated for purchases of $250,000 or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	9

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Solutions Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

10	American Funds Portfolio Series

All portfolios in the series will attempt to achieve their objectives by investing in a mix of American Funds in different combinations and weightings. Past results are not predictive of results in future periods. Comments below apply to the 12-month period ended October 31, 2023.

American Funds Global Growth Portfolio

Underlying funds:

5%	New World Fund®
10%	EuroPacific Growth Fund®
15%	The New Economy Fund®
15%	The Growth Fund of America®
15%	SMALLCAP World Fund®
20%	New Perspective Fund®
20%	Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund has exposure to stocks and bonds issued outside the United States, including emerging markets.

The fund’s Class F-2 shares gained 11.09%. All the underlying funds had positive results for the period, led by The Growth Fund of America and The New Economy fund.

American Funds Growth Portfolio

Underlying funds:

10%	New Perspective Fund®
10%	The New Economy Fund®
15%	SMALLCAP World Fund®
20%	AMCAP Fund®
20%	Fundamental Investors®
25%	The Growth Fund of America®

The fund’s investment objective is to provide long-term growth of capital. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

The fund’s Class F-2 shares gained 11.01%. All the underlying funds had positive results for the period, led by The Growth Fund of America and The New Economy fund.

American Funds Growth and Income Portfolio

Underlying funds:

5%	The Bond Fund of America®
5%	American Funds® Strategic Bond Fund
5%	American Funds® Multi-Sector Income Fund
7%	The Growth Fund of America®
8%	SMALLCAP World Fund®
10%	Washington Mutual Investors Fund
10%	Capital Income Builder®
10%	American Balanced Fund®
20%	Capital World Growth and Income Fund®
20%	The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

The fund’s Class F-2 shares gained 8.39%. All the underlying funds had positive results for the period, led by The Investment Company of America and Income Fund and The Growth Fund of America.

American Funds Portfolio Series	11

American Funds Moderate Growth and Income Portfolio

Underlying funds:

5%	New Perspective Fund®
5%	SMALLCAP World Fund®
5%	The Bond Fund of America®
5%	American Funds® Strategic Bond Fund
5%	American Funds® Multi-Sector Income Fund
10%	Capital World Growth and Income Fund®
10%	The Income Fund of America®
15%	Washington Mutual Investors Fund
15%	American Funds® Global Balanced Fund
25%	American Balanced Fund®

The fund’s investment objective is to provide current income and long-term growth of capital and income. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

The fund’s Class F-2 shares gained 5.45%. All the underlying funds had positive results for the period, led by Capital World Growth and Income Fund and New Perspective Fund.

American Funds Conservative Growth and Income Portfolio

Underlying funds:

10%	American Mutual Fund®
10%	Washington Mutual Investors Fund
10%	American High-Income Trust®
16%	American Funds® Multi-Sector Income Fund
16%	The Bond Fund of America®
19%	Capital Income Builder®
19%	The Income Fund of America®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds and growth-and-income funds.

The fund’s Class F-2 shares gained 3.02%. All the underlying funds had positive results for the period, led by Washington Mutual Investors Fund and American High-Income Trust.

12	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio

Underlying funds:

1%	Capital Group Central Cash Fund
5%	Washington Mutual Investors Fund
10%	Limited Term Tax-Exempt Bond Fund of America®
10%	American Mutual Fund®
15%	The Tax-Exempt Bond Fund of America®
15%	Capital Group Dividend Value ETF
20%	Capital World Growth and Income Fund®
25%	American High-Income Municipal Bond Fund®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. The underlying funds may represent a variety of fund categories such as bond funds and growth-and-income funds.

The fund’s Class F-2 shares gained 5.07%. All the underlying funds had positive results for the period, led by Capital World Growth and Income Fund.

American Funds Preservation Portfolio

Underlying funds:

45%	Intermediate Bond Fund of America®
55%	Short-Term Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

The fund’s Class F-2 shares gained 2.22%. All the underlying funds had positive results for the period, led by Short-Term Bond Fund of America.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

40%	American Funds Short-Term Tax-Exempt Bond Fund®
60%	Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. The fund principally invests in funds that seek current income through bond investments.

The fund’s Class F-2 shares gained 1.69%. Both the underlying funds had positive results for the period, led by Limited Term Tax-Exempt Bond Fund of America.

Portfolios are managed, so holdings will change. Visit capitalgroup.com for current allocations.

Percentages on pages 10-13 show target allocations. Actual allocations may differ over time.

Returns on pages 11-13 are cumulative annual returns for Class F-2 shares as of October 31, 2023.

American Funds Portfolio Series	13

American Funds Global Growth Portfolio

Investment portfolio October 31, 2023

Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	19,014,511	$976,775
The New Economy Fund, Class R-6	15,076,747	740,419
The Growth Fund of America, Class R-6	12,704,754	733,573
SMALLCAP World Fund, Inc., Class R-6	12,289,786	709,981
EuroPacific Growth Fund, Class R-6	9,699,515	482,551
New World Fund, Inc., Class R-6	3,516,688	241,350
		3,884,649

Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,266,685	983,843

Total investment securities 100% (cost: $4,501,203,000)		4,868,492
Other assets less liabilities 0%		(1,293)

Net assets 100%		$4,867,199

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$904,150	$44,158	$44,567	$(9,160)	$82,194	$976,775	$10,812	$29,737
The New Economy Fund, Class R-6	676,709	2,193	28,175	(6,852)	96,544	740,419	2,193	—
The Growth Fund of America, Class R-6	674,041	41,144	51,462	(9,421)	79,271	733,573	4,576	23,573
SMALLCAP World Fund, Inc., Class R-6	680,818	37,699	14,458	(6,444)	12,366	709,981	2,309	—
EuroPacific Growth Fund, Class R-6	674,770	22,633	291,555	(47,724)	124,427	482,551	13,167	—
New World Fund, Inc., Class R-6	—	258,476	—	—	(17,126)	241,350	—	—
						3,884,649
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	906,561	38,349	53,608	(7,128)	99,669	983,843	23,182	—
Total 100%				$(86,729)	$477,345	$4,868,492	$56,239	$53,310

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2023

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	61,277,930	$3,538,187
AMCAP Fund, Class R-6	81,547,098	2,784,018
SMALLCAP World Fund, Inc., Class R-6	35,881,064	2,072,849
The New Economy Fund, Class R-6	28,601,485	1,404,619
New Perspective Fund, Class R-6	26,898,759	1,381,789
		11,181,462

Growth-and-income funds 20%
Fundamental Investors, Class R-6	43,750,825	2,819,741

Total investment securities 100% (cost: $13,204,582,000)		14,001,203
Other assets less liabilities 0%		(3,948)

Net assets 100%		$13,997,255

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$3,088,769	$189,575	$53,519	$(8,067)	$321,429	$3,538,187	$21,083	$108,600
AMCAP Fund, Class R-6	2,475,796	28,272	3,737	(784)	284,471	2,784,018	16,770	—
SMALLCAP World Fund, Inc., Class R-6	1,871,523	246,215	50,050	(24,450)	29,611	2,072,849	6,356	—
The New Economy Fund, Class R-6	1,227,918	15,373	—	—	161,328	1,404,619	3,980	—
New Perspective Fund, Class R-6	1,231,941	76,145	24,117	(7,017)	104,837	1,381,789	14,783	40,660
						11,181,462
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,533,481	187,560	85,406	(7,168)	191,274	2,819,741	49,548	62,554
Total 100%				$(47,486)	$1,092,950	$14,001,203	$112,520	$211,814

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	15

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2023

Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	18,510,315	$1,069,341
The Growth Fund of America, Class R-6	18,320,875	1,057,847
		2,127,188

Growth-and-income funds 51%
The Investment Company of America, Class R-6	64,056,167	2,915,837
Capital World Growth and Income Fund, Class R-6	53,271,083	2,869,180
Washington Mutual Investors Fund, Class R-6	27,704,442	1,445,064
		7,230,081

Equity-income funds 10%
Capital Income Builder, Class R-6	22,991,254	1,387,292

Balanced funds 10%
American Balanced Fund, Class R-6	47,870,970	1,393,045

Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	79,250,714	683,141
The Bond Fund of America, Class R-6	63,886,235	682,305
American Funds Strategic Bond Fund, Class R-6	78,196,934	681,878
		2,047,324

Total investment securities 100% (cost: $13,454,860,000)		14,184,930
Other assets less liabilities 0%		(3,750)

Net assets 100%		$14,181,180

16	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$1,048,644	$15,051	$6,088	$(2,862)	$14,596	$1,069,341	$3,565	$—
The Growth Fund of America, Class R-6	913,631	60,099	9,629	(1,904)	95,650	1,057,847	6,194	31,907
						2,127,188
Growth-and-income funds 51%
The Investment Company of America, Class R-6	2,661,025	134,721	149,224	(14,448)	283,763	2,915,837	49,103	85,618
Capital World Growth and Income Fund, Class R-6	2,642,702	67,069	112,045	(20,267)	291,721	2,869,180	67,176	—
Washington Mutual Investors Fund, Class R-6	1,356,958	92,957	10,236	(336)	5,721	1,445,064	31,394	55,446
						7,230,081
Equity-income funds 10%
Capital Income Builder, Class R-6	1,314,776	95,497	16,707	(58)	(6,216)	1,387,292	53,247	—
Balanced funds 10%
American Balanced Fund, Class R-6	1,317,000	34,643	—	—	41,402	1,393,045	27,343	—
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	637,296	56,993	—	—	(11,148)	683,141	42,830	—
The Bond Fund of America, Class R-6	633,004	77,043	—	—	(27,742)	682,305	26,112	—
American Funds Strategic Bond Fund, Class R-6	632,365	104,930	482	6	(54,941)	681,878	37,896	—
						2,047,324
Total 100%				$(39,869)	$632,806	$14,184,930	$344,860	$172,971

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	17

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2023

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,434,493	$587,390
SMALLCAP World Fund, Inc., Class R-6	9,762,403	563,974
		1,151,364

Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,031,394	1,775,078
Capital World Growth and Income Fund, Class R-6	22,012,364	1,185,586
		2,960,664

Equity-income funds 10%
The Income Fund of America, Class R-6	55,281,765	1,188,005

Balanced funds 40%
American Balanced Fund, Class R-6	101,687,820	2,959,115
American Funds Global Balanced Fund, Class R-6	54,573,455	1,776,912
		4,736,027

Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	69,301,964	597,383
The Bond Fund of America, Class R-6	55,334,392	590,971
American Funds Strategic Bond Fund, Class R-6	67,434,643	588,030
		1,776,384

Total investment securities 100% (cost: $11,223,022,000)		11,812,444
Other assets less liabilities 0%		(2,927)

Net assets 100%		$11,809,517

18	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$539,257	$31,090	$28,657	$(5,653)	$51,353	$587,390	$6,505	$17,893
SMALLCAP World Fund, Inc., Class R-6	545,370	19,748	7,494	(2,927)	9,277	563,974	1,861	—
						1,151,364
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,823,597	112,968	173,886	198	12,201	1,775,078	40,683	71,994
Capital World Growth and Income Fund, Class R-6	1,133,621	28,646	97,324	(12,203)	132,846	1,185,586	28,647	—
						2,960,664
Equity-income funds 10%
The Income Fund of America, Class R-6	1,215,031	104,924	61,817	(3,137)	(66,996)	1,188,005	45,579	42,599
Balanced funds 40%
American Balanced Fund, Class R-6	2,961,082	60,222	158,355	(11,836)	108,002	2,959,115	60,232	—
American Funds Global Balanced Fund, Class R-6	1,717,750	36,730	68,144	(11,304)	101,880	1,776,912	36,600	—
						4,736,027
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	—	634,895	8,988	(251)	(28,273)	597,383	14,055	—
The Bond Fund of America, Class R-6	1,147,546	65,397	614,336	(77,244)	69,608	590,971	37,302	—
American Funds Strategic Bond Fund, Class R-6	573,870	62,485	615	(34)	(47,676)	588,030	33,692	—
						1,776,384
Total 100%				$(124,391)	$342,222	$11,812,444	$305,156	$132,486

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	19

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2023

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	14,419,843	$678,886
Washington Mutual Investors Fund, Class R-6	12,923,922	674,112
		1,352,998

Equity-income funds 38%
Capital Income Builder, Class R-6	21,357,081	1,288,687
The Income Fund of America, Class R-6	59,872,812	1,286,667
		2,575,354

Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	126,261,952	1,088,378
The Bond Fund of America, Class R-6	101,649,474	1,085,616
American High-Income Trust, Class R-6	76,902,477	681,356
		2,855,350

Total investment securities 100% (cost: $7,126,639,000)		6,783,702
Other assets less liabilities 0%		(1,762)

Net assets 100%		$6,781,940

20	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$708,531	$36,640	$38,812	$(1,056)	$(26,417)	$678,886	$16,667	$19,972
Washington Mutual Investors Fund, Class R-6	708,330	43,857	83,458	(2,965)	8,348	674,112	15,822	28,035
						1,352,998
Equity-income funds 38%
Capital Income Builder, Class R-6	1,311,608	51,477	73,527	(3,728)	2,857	1,288,687	51,474	—
The Income Fund of America, Class R-6	1,323,587	101,425	61,510	(4,789)	(72,046)	1,286,667	50,343	47,085
						2,575,354
Fixed income funds 42%
American Funds Multi-Sector Income Fund, Class R-6	1,086,423	79,088	60,687	(7,027)	(9,419)	1,088,378	71,360	—
The Bond Fund of America, Class R-6	1,074,044	84,646	30,265	(571)	(42,238)	1,085,616	43,191	—
American High-Income Trust, Class R-6	685,142	57,100	47,969	(3,825)	(9,092)	681,356	49,156	—
						2,855,350
Total 100%				$(23,961)	$(148,007)	$6,783,702	$298,013	$95,092

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	21

American Funds Tax-Aware Conservative Growth and Income Portfolio

Investment portfolio October 31, 2023

Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	15,670,795	$844,029
Capital Group Dividend Value ETF	24,392,583	634,695
American Mutual Fund, Class R-6	9,019,431	424,635
Washington Mutual Investors Fund, Class R-6	4,052,967	211,403
		2,114,762

Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	77,500,457	1,061,757
The Tax-Exempt Bond Fund of America, Class R-6	55,214,219	637,724
Limited Term Tax-Exempt Bond Fund of America, Class R-6	27,592,538	404,507
		2,103,988

Short-Term Securities 1%
Money market investments
Capital Group Central Cash Fund 5.45%[1]	216,687	21,668

Total investment securities 100% (cost: $4,317,084,000)		4,240,418
Other assets less liabilities 0%		(916)

Net assets 100%		$4,239,502

22	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio (continued)

Investments in affiliates2

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$864,469	$21,791	$133,040	$(22,048)	$112,857	$844,029	$20,852	$—
Capital Group Dividend Value ETF	—	658,320	7,528	1	(16,098)	634,695	—	—
American Mutual Fund, Class R-6	662,961	43,888	260,618	12,177	(33,773)	424,635	15,547	18,539
Washington Mutual Investors Fund, Class R-6	663,123	46,954	510,616	56,076	(44,134)	211,403	14,774	26,264
						2,114,762
Tax-exempt fixed income funds 49%
American High-Income Municipal Bond Fund, Class R-6	1,030,347	65,006	25,059	(1,118)	(7,419)	1,061,757	45,014	—
The Tax-Exempt Bond Fund of America, Class R-6	623,510	33,207	17,919	(1,343)	269	637,724	19,611	—
Limited Term Tax-Exempt Bond Fund of America, Class R-6	420,444	19,105	33,500	(3,251)	1,709	404,507	9,688	—
						2,103,988
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 5.45%[1]	—	25,927	4,261	— [3]	2	21,668	97	—
Total 100%				$40,494	$13,413	$4,240,418	$125,583	$44,803

[1]	Rate represents the seven-day yield at 10/31/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	23

American Funds Preservation Portfolio

Investment portfolio October 31, 2023

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	119,827,578	$1,121,586
Intermediate Bond Fund of America, Class R-6	76,344,541	917,662
		2,039,248

Total investment securities 100% (cost: $2,213,351,000)		2,039,248
Other assets less liabilities 0%		(643)

Net assets 100%		$2,038,605

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,261,094	$155,688	$290,976	$(15,369)	$11,149	$1,121,586	$39,534	$—
Intermediate Bond Fund of America, Class R-6	1,134,985	40,626	243,629	(23,324)	9,004	917,662	36,799	—
American Funds Inflation Linked Bond Fund, Class R-6[2]	126,109	8,574	128,777	(20,431)	14,525	—	7,577	—
Total 100%				$(59,124)	$34,678	$2,039,248	$83,910	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Affiliated issuer during the reporting period but no longer held at 10/31/2023.

Refer to the notes to financial statements.

24	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2023

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,762,487	$275,058
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	19,041,749	183,372
		458,430

Total investment securities 100% (cost: $490,078,000)		458,430
Other assets less liabilities 0%		(98)

Net assets 100%		$458,332

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$359,963	$17,838	$103,922	$(6,722)	$7,901	$275,058	$7,145	$—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	240,153	12,226	68,492	(3,041)	2,526	183,372	4,778	—
Total 100%				$(9,763)	$10,427	$458,430	$11,923	$—

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Portfolio Series	25

Financial statements

Statements of assets and liabilities at October 31, 2023	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$4,868,492	$14,001,203	$14,184,930
Cash	—	—	—
Receivables for:
Sales of investments	1,074	—	524
Sales of fund’s shares	1,448	8,261	6,142
Dividends	—	—	6,734
Total assets	4,871,014	14,009,464	14,198,330

Liabilities:
Payables for:
Purchases of investments	—	1,153	6,734
Repurchases of fund’s shares	2,522	7,137	6,663
Services provided by related parties	1,219	3,714	3,595
Trustees’ deferred compensation	35	86	93
Other	39	119	65
Total liabilities	3,815	12,209	17,150
Net assets at October 31, 2023	$4,867,199	$13,997,255	$14,181,180

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,538,333	$13,068,236	$13,331,792
Total distributable earnings (accumulated loss)	328,866	929,019	849,388
Net assets at October 31, 2023	$4,867,199	$13,997,255	$14,181,180

Investment securities of affiliated issuers, at cost	$4,501,203	$13,204,582	$13,454,860

Refer to the notes to financial statements.

26	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$11,812,444	$6,783,702	$4,240,418
Cash	—	—	50
Receivables for:
Sales of investments	2,068	2,349	1,283
Sales of fund’s shares	6,005	1,342	2,334
Dividends	5,903	15,176	6,787
Total assets	11,826,420	6,802,569	4,250,872

Liabilities:
Payables for:
Purchases of investments	5,903	15,176	6,788
Repurchases of fund’s shares	7,971	3,691	3,617
Services provided by related parties	2,912	1,695	939
Trustees’ deferred compensation	82	49	26
Other	35	18	—
Total liabilities	16,903	20,629	11,370
Net assets at October 31, 2023	$11,809,517	$6,781,940	$4,239,502

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,208,462	$7,056,883	$4,231,303
Total distributable earnings (accumulated loss)	601,055	(274,943)	8,199
Net assets at October 31, 2023	$11,809,517	$6,781,940	$4,239,502

Investment securities of affiliated issuers, at cost	$11,223,022	$7,126,639	$4,317,084

Refer to the notes to financial statements.

American Funds Portfolio Series	27

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$2,039,248	$458,430
Cash	—	—
Receivables for:
Sales of investments	581	373
Sales of fund’s shares	1,671	159
Dividends	7,354	1,009
Total assets	2,048,854	459,971

Liabilities:
Payables for:
Purchases of investments	7,354	1,009
Repurchases of fund’s shares	2,403	532
Services provided by related parties	463	94
Trustees’ deferred compensation	18	4
Other	11	—
Total liabilities	10,249	1,639
Net assets at October 31, 2023	$2,038,605	$458,332

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,315,536	$514,994
Total distributable earnings (accumulated loss)	(276,931)	(56,662)
Net assets at October 31, 2023	$2,038,605	$458,332

Investment securities of affiliated issuers, at cost	$2,213,351	$490,078

Refer to the notes to financial statements.

28	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,635,497	$8,407,116	$9,394,158
	Shares outstanding	147,587	434,163	602,495
	Net asset value per share	$17.86	$19.36	$15.59
Class C:	Net assets	$316,882	$1,006,543	$1,007,014
	Shares outstanding	18,298	54,191	65,070
	Net asset value per share	$17.32	$18.57	$15.48
Class T:	Net assets	$12	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.91	$19.42	$15.60
Class F-1:	Net assets	$44,509	$90,906	$174,060
	Shares outstanding	2,487	4,692	11,162
	Net asset value per share	$17.90	$19.38	$15.59
Class F-2:	Net assets	$513,596	$1,063,624	$1,131,702
	Shares outstanding	28,587	54,537	72,441
	Net asset value per share	$17.97	$19.50	$15.62
Class F-3:	Net assets	$203,628	$222,669	$261,537
	Shares outstanding	11,355	11,442	16,765
	Net asset value per share	$17.93	$19.46	$15.60
Class 529-A:	Net assets	$595,459	$1,876,278	$1,033,217
	Shares outstanding	33,436	97,140	66,307
	Net asset value per share	$17.81	$19.32	$15.58
Class 529-C:	Net assets	$31,217	$97,699	$61,018
	Shares outstanding	1,805	5,272	3,933
	Net asset value per share	$17.30	$18.53	$15.52
Class 529-E:	Net assets	$17,709	$68,884	$39,668
	Shares outstanding	1,002	3,610	2,552
	Net asset value per share	$17.67	$19.08	$15.54
Class 529-T:	Net assets	$16	$17	$16
	Shares outstanding	1	1	1
	Net asset value per share	$17.90	$19.40	$15.60
Class 529-F-1:	Net assets	$10	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$17.89	$19.43	$15.60
Class 529-F-2:	Net assets	$112,757	$288,968	$141,454
	Shares outstanding	6,312	14,918	9,073
	Net asset value per share	$17.86	$19.37	$15.59
Class 529-F-3:	Net assets	$11	$11	$12
	Shares outstanding	1	1	1
	Net asset value per share	$17.86	$19.36	$15.60
Class ABLE-A:	Net assets	$2,824	$10,647	$8,248
	Shares outstanding	159	552	529
	Net asset value per share	$17.78	$19.29	$15.61
Class ABLE-F-2:	Net assets	$363	$426	$495
	Shares outstanding	20	22	32
	Net asset value per share	$17.87	$19.38	$15.62
Class R-1:	Net assets	$4,058	$37,990	$18,504
	Shares outstanding	232	2,039	1,194
	Net asset value per share	$17.48	$18.64	$15.50
Class R-2:	Net assets	$97,733	$211,776	$195,072
	Shares outstanding	5,662	11,405	12,632
	Net asset value per share	$17.26	$18.57	$15.44

Refer to the notes to financial statements.

American Funds Portfolio Series	29

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$5,496	$10,721	$20,186
	Shares outstanding	313	567	1,300
	Net asset value per share	$17.58	$18.89	$15.53
Class R-3:	Net assets	$79,479	$217,890	$159,680
	Shares outstanding	4,499	11,403	10,286
	Net asset value per share	$17.67	$19.11	$15.52
Class R-4:	Net assets	$43,336	$82,886	$72,234
	Shares outstanding	2,432	4,285	4,633
	Net asset value per share	$17.82	$19.34	$15.59
Class R-5:	Net assets	$13,873	$33,304	$24,074
	Shares outstanding	767	1,697	1,537
	Net asset value per share	$18.08	$19.62	$15.66
Class R-5E:	Net assets	$22,983	$58,581	$30,264
	Shares outstanding	1,289	3,028	1,943
	Net asset value per share	$17.82	$19.34	$15.57
Class R-6:	Net assets	$125,751	$210,296	$408,545
	Shares outstanding	6,936	10,745	26,135
	Net asset value per share	$18.13	$19.57	$15.63

Refer to the notes to financial statements.

30	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$7,949,545	$4,952,981	$3,126,845
	Shares outstanding	524,596	422,244	226,004
	Net asset value per share	$15.15	$11.73	$13.84
Class C:	Net assets	$855,853	$477,487	$300,875
	Shares outstanding	56,867	40,950	21,918
	Net asset value per share	$15.05	$11.66	$13.73
Class T:	Net assets	$11	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$15.16	$11.73	$13.84
Class F-1:	Net assets	$96,394	$77,138	$232,450
	Shares outstanding	6,357	6,570	16,806
	Net asset value per share	$15.16	$11.74	$13.83
Class F-2:	Net assets	$1,032,595	$572,620	$458,962
	Shares outstanding	68,019	48,727	33,114
	Net asset value per share	$15.18	$11.75	$13.86
Class F-3:	Net assets	$280,954	$102,432	$120,359
	Shares outstanding	18,531	8,730	8,691
	Net asset value per share	$15.16	$11.73	$13.85
Class 529-A:	Net assets	$548,986	$270,160
	Shares outstanding	36,233	23,048	Not applicable
	Net asset value per share	$15.15	$11.72
Class 529-C:	Net assets	$36,085	$22,730
	Shares outstanding	2,390	1,946	Not applicable
	Net asset value per share	$15.10	$11.68
Class 529-E:	Net assets	$17,196	$7,788
	Shares outstanding	1,138	665	Not applicable
	Net asset value per share	$15.11	$11.72
Class 529-T:	Net assets	$15	$13
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.16	$11.73
Class 529-F-1:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.18	$11.74
Class 529-F-2:	Net assets	$87,838	$49,945
	Shares outstanding	5,797	4,260	Not applicable
	Net asset value per share	$15.15	$11.73
Class 529-F-3:	Net assets	$11	$11
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$15.15	$11.73
Class ABLE-A:	Net assets	$6,900	$3,585
	Shares outstanding	455	306	Not applicable
	Net asset value per share	$15.16	$11.73
Class ABLE-F-2:	Net assets	$508	$225
	Shares outstanding	33	19	Not applicable
	Net asset value per share	$15.18	$11.74
Class R-1:	Net assets	$9,579	$2,360
	Shares outstanding	635	202	Not applicable
	Net asset value per share	$15.09	$11.66
Class R-2:	Net assets	$119,908	$40,156
	Shares outstanding	7,970	3,446	Not applicable
	Net asset value per share	$15.04	$11.65

Refer to the notes to financial statements.

American Funds Portfolio Series	31

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$8,966	$2,134
	Shares outstanding	592	182	Not applicable
	Net asset value per share	$15.15	$11.72
Class R-3:	Net assets	$132,719	$40,130
	Shares outstanding	8,782	3,429	Not applicable
	Net asset value per share	$15.11	$11.70
Class R-4:	Net assets	$68,055	$30,749
	Shares outstanding	4,489	2,620	Not applicable
	Net asset value per share	$15.16	$11.74
Class R-5:	Net assets	$26,737	$8,213
	Shares outstanding	1,759	698	Not applicable
	Net asset value per share	$15.20	$11.76
Class R-5E:	Net assets	$22,662	$7,585
	Shares outstanding	1,494	647	Not applicable
	Net asset value per share	$15.17	$11.72
Class R-6:	Net assets	$507,989	$113,477
	Shares outstanding	33,432	9,650	Not applicable
	Net asset value per share	$15.19	$11.76

Refer to the notes to financial statements.

32	American Funds Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,385,006	$368,576
	Shares outstanding	151,137	39,973
	Net asset value per share	$9.16	$9.22
Class C:	Net assets	$72,684	$16,467
	Shares outstanding	7,952	1,789
	Net asset value per share	$9.14	$9.20
Class T:	Net assets	$9	$10
	Shares outstanding	1	1
	Net asset value per share	$9.17	$9.22
Class F-1:	Net assets	$22,010	$2,127
	Shares outstanding	2,401	230
	Net asset value per share	$9.17	$9.23
Class F-2:	Net assets	$181,273	$64,530
	Shares outstanding	19,779	6,998
	Net asset value per share	$9.16	$9.22
Class F-3:	Net assets	$60,050	$6,622
	Shares outstanding	6,554	718
	Net asset value per share	$9.16	$9.22
Class 529-A:	Net assets	$167,398
	Shares outstanding	18,275	Not applicable
	Net asset value per share	$9.16
Class 529-C:	Net assets	$9,304
	Shares outstanding	1,018	Not applicable
	Net asset value per share	$9.14
Class 529-E:	Net assets	$4,220
	Shares outstanding	461	Not applicable
	Net asset value per share	$9.16
Class 529-T:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.17
Class 529-F-1:	Net assets	$9
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.16
Class 529-F-2:	Net assets	$41,635
	Shares outstanding	4,542	Not applicable
	Net asset value per share	$9.17
Class 529-F-3:	Net assets	$9
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.17
Class ABLE-A:	Net assets	$1,183
	Shares outstanding	129	Not applicable
	Net asset value per share	$9.18
Class ABLE-F-2:	Net assets	$129
	Shares outstanding	14	Not applicable
	Net asset value per share	$9.21
Class R-1:	Net assets	$675
	Shares outstanding	74	Not applicable
	Net asset value per share	$9.14
Class R-2:	Net assets	$18,907
	Shares outstanding	2,074	Not applicable
	Net asset value per share	$9.12

Refer to the notes to financial statements.

American Funds Portfolio Series	33

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$514
	Shares outstanding	56	Not applicable
	Net asset value per share	$9.16
Class R-3:	Net assets	$26,947
	Shares outstanding	2,943	Not applicable
	Net asset value per share	$9.15
Class R-4:	Net assets	$11,128
	Shares outstanding	1,214	Not applicable
	Net asset value per share	$9.17
Class R-5:	Net assets	$3,971
	Shares outstanding	433	Not applicable
	Net asset value per share	$9.17
Class R-5E:	Net assets	$2,804
	Shares outstanding	306	Not applicable
	Net asset value per share	$9.17
Class R-6:	Net assets	$28,729
	Shares outstanding	3,133	Not applicable
	Net asset value per share	$9.17

Refer to the notes to financial statements.

34	American Funds Portfolio Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2023	(dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$56,239	$112,520	$344,860

Fees and expenses*:
Distribution services	13,234	39,881	41,173
Transfer agent services	5,839	15,731	10,850
529 and ABLE plan services	457	1,369	762
Reports to shareholders	105	290	300
Registration statement and prospectus	238	772	780
Trustees’ compensation	19	53	55
Auditing and legal	15	36	36
Custodian	7	20	21
Other	5	13	14
Total fees and expenses before waivers	19,919	58,165	53,991
Less waivers of fees and expenses:
ABLE plan services waivers	2	6	5
Total fees and expenses after waivers	19,917	58,159	53,986
Net investment income	36,322	54,361	290,874

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments in affiliated issuers	(86,729)	(47,486)	(39,869)
Capital gain distributions received from affiliated issuers	53,310	211,814	172,971
	(33,419)	164,328	133,102
Net unrealized appreciation (depreciation) on investments in affiliated issuers	477,345	1,092,950	632,806
Net realized (loss) gain and unrealized appreciation (depreciation)	443,926	1,257,278	765,908

Net increase in net assets resulting from operations	$480,248	$1,311,639	$1,056,782

Refer to the end of the statements of operations for footnote.

Refer to the notes to financial statements.

American Funds Portfolio Series	35

Financial statements (continued)

Statements of operations for the year ended October 31, 2023 (continued)	(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$305,156	$298,013	$125,583

Fees and expenses*:
Distribution services	34,456	20,715	13,765
Transfer agent services	7,383	3,898	1,917
529 and ABLE plan services	432	218	—
Reports to shareholders	258	150	93
Registration statement and prospectus	653	399	248
Trustees’ compensation	48	28	17
Auditing and legal	32	20	14
Custodian	18	11	7
Other	12	7	5
Total fees and expenses before waivers	43,292	25,446	16,066
Less waivers of fees and expenses:
ABLE plan services waivers	4	2	—
Total fees and expenses after waivers	43,288	25,444	16,066
Net investment income	261,868	272,569	109,517

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments in affiliated issuers	(124,391)	(23,961)	40,494
Capital gain distributions received from affiliated issuers	132,486	95,092	44,803
	8,095	71,131	85,297
Net unrealized appreciation (depreciation) on investments in affiliated issuers	342,222	(148,007)	13,413
Net realized (loss) gain and unrealized appreciation (depreciation)	350,317	(76,876)	98,710

Net increase in net assets resulting from operations	$612,185	$195,693	$208,227

Refer to the end of the statements of operations for footnote.

Refer to the notes to financial statements.

36	American Funds Portfolio Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2023 (continued)	(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$83,910	$11,923

Fees and expenses*:
Distribution services	6,452	1,504
Transfer agent services	1,866	252
529 and ABLE plan services	139	—
Reports to shareholders	48	12
Registration statement and prospectus	112	26
Trustees’ compensation	9	2
Auditing and legal	9	5
Custodian	4	1
Other	3	1
Total fees and expenses before waivers	8,642	1,803
Less waivers of fees and expenses:
ABLE plan services waivers	1	—
Total fees and expenses after waivers	8,641	1,803
Net investment income	75,269	10,120

Net realized (loss) gain and unrealized appreciation (depreciation):
Net realized (loss) gain on sale of investments in affiliated issuers	(59,124)	(9,763)
Capital gain distributions received from affiliated issuers	—	—
	(59,124)	(9,763)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	34,678	10,427
Net realized (loss) gain and unrealized appreciation (depreciation)	(24,446)	664

Net increase in net assets resulting from operations	$50,823	$10,784

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Portfolio Series	37

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$36,322	$29,092	$54,361	$13,970	$290,874	$218,680
Net realized (loss) gain	(33,419)	345,047	164,328	1,175,190	133,102	608,192
Net unrealized appreciation (depreciation)	477,345	(2,286,997)	1,092,950	(5,896,923)	632,806	(3,580,613)
Net increase (decrease) in net assets resulting from operations	480,248	(1,912,858)	1,311,639	(4,707,763)	1,056,782	(2,753,741)

Distributions paid to shareholders	(339,987)	(209,663)	(1,131,607)	(542,513)	(851,584)	(793,796)

Net capital share transactions	210,953	157,011	1,391,359	1,515,531	822,091	1,343,461

Total increase (decrease) in net assets	351,214	(1,965,510)	1,571,391	(3,734,745)	1,027,289	(2,204,076)

Net assets:
Beginning of year	4,515,985	6,481,495	12,425,864	16,160,609	13,153,891	15,357,967
End of year	$4,867,199	$4,515,985	$13,997,255	$12,425,864	$14,181,180	$13,153,891

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$261,868	$203,389	$272,569	$218,636	$109,517	$91,883
Net realized (loss) gain	8,095	485,799	71,131	115,043	85,297	101,447
Net unrealized appreciation (depreciation)	342,222	(2,776,636)	(148,007)	(1,087,197)	13,413	(784,879)
Net increase (decrease) in net assets resulting from operations	612,185	(2,087,448)	195,693	(753,518)	208,227	(591,549)

Distributions paid to shareholders	(688,760)	(684,200)	(369,119)	(350,341)	(194,706)	(123,562)

Net capital share transactions	232,129	912,404	59,648	675,309	(37,906)	422,200

Total increase (decrease) in net assets	155,554	(1,859,244)	(113,778)	(428,550)	(24,385)	(292,911)

Net assets:
Beginning of year	11,653,963	13,513,207	6,895,718	7,324,268	4,263,887	4,556,798
End of year	$11,809,517	$11,653,963	$6,781,940	$6,895,718	$4,239,502	$4,263,887

Refer to the notes to financial statements.

38	American Funds Portfolio Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022
Operations:
Net investment income	$75,269	$44,487	$10,120	$6,260
Net realized (loss) gain	(59,124)	(43,930)	(9,763)	(7,117)
Net unrealized appreciation (depreciation)	34,678	(217,060)	10,427	(43,262)
Net increase (decrease) in net assets resulting from operations	50,823	(216,503)	10,784	(44,119)

Distributions paid to shareholders	(73,679)	(46,764)	(10,027)	(7,974)

Net capital share transactions	(460,156)	(212,877)	(142,437)	(129,572)

Total increase (decrease) in net assets	(483,012)	(476,144)	(141,680)	(181,665)

Net assets:
Beginning of year	2,521,617	2,997,761	600,012	781,677
End of year	$2,038,605	$2,521,617	$458,332	$600,012

Refer to the notes to financial statements.

American Funds Portfolio Series	39

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge for Preservation Portfolio, Tax-Exempt Preservation Portfolio and Tax-Aware Conservative Growth and Income Portfolio, and 1.00% for certain redemptions within 18 months of purchase without an initial sales charge for all other funds)	None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

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Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds (“ETFs”) in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

42	American Funds Portfolio Series

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Portfolio Series	43

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

44	American Funds Portfolio Series

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

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Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2023, were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$2,378	$—	$9,498	$18,778
Late year ordinary loss deferral[1]	—	(3,353)	—	—
Undistributed long-term capital gains	—	149,085	124,801	5,961
Capital loss carryforward[2]	(33,292)	—	—	—
Gross unrealized appreciation on investments	504,622	1,052,016	1,367,528	1,127,420
Gross unrealized depreciation on investments	(144,807)	(268,644)	(652,346)	(551,021)
Net unrealized appreciation (depreciation) on investments	359,815	783,372	715,182	576,399
Cost of investments	4,508,677	13,217,831	13,469,748	11,236,045
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	352	13,729	12,559	6,938

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$19,589	$3,428	$2,756	$—
Undistributed tax-exempt income	—	4,855	—	365
Undistributed long-term capital gains	64,919	83,241	—	—
Capital loss carryforward[2]	—	—	(101,493)	(23,937)
Gross unrealized appreciation on investments	317,561	231,172	—	—
Gross unrealized depreciation on investments	(676,963)	(314,471)	(178,177)	(33,088)
Net unrealized appreciation (depreciation) on investments	(359,402)	(83,299)	(178,177)	(33,088)
Cost of investments	7,143,104	4,323,717	2,217,425	491,518
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	11,878	3,927	4	—

[1]	This deferral is considered incurred in the subsequent year.
[2]	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

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Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio
	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,926		$165,852	$184,778	$14,122		$97,123		$111,245
Class C	—		22,651	22,651	—		14,710		14,710
Class T	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class F-1	337		3,188	3,525	288		2,194		2,482
Class F-2	4,820		31,955	36,775	5,410		23,430		28,840
Class F-3	2,266		13,175	15,441	1,855		7,079		8,934
Class 529-A	3,937		36,125	40,062	2,747		19,788		22,535
Class 529-C	—		2,319	2,319	—		1,657		1,657
Class 529-E	84		1,139	1,223	40		634		674
Class 529-T	—	[3]	1	1	—	[3]	1		1
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	986		6,389	7,375	669		3,078		3,747
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	19		148	167	12		60		72
Class ABLE-F-2	3		16	19	1		5		6
Class R-1	—		248	248	—		162		162
Class R-2	—		6,339	6,339	—		3,792		3,792
Class R-2E	17		354	371	3		202		205
Class R-3	337		4,748	5,085	144		2,646		2,790
Class R-4	312		2,581	2,893	211		1,367		1,578
Class R-5E	178		1,188	1,366	116		529		645
Class R-5	133		816	949	112		456		568
Class R-6	1,232		7,165	8,397	1,042		3,978		5,020
Total	$33,587		$306,400	$339,987	$26,772		$182,891		$209,663

Growth Portfolio
	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$23,611		$650,251	$673,862	$2,540		$311,981		$314,521
Class C	—		90,205	90,205	—		49,137		49,137
Class T	—	[3]	1	1	—	[3]	1		1
Class F-1	204		7,435	7,639	—		4,180		4,180
Class F-2	5,402		82,204	87,606	3,173		42,484		45,657
Class F-3	1,544		19,488	21,032	968		9,552		10,520
Class 529-A	4,501		142,854	147,355	64		66,964		67,028
Class 529-C	—		8,955	8,955	—		5,103		5,103
Class 529-E	47		5,394	5,441	—		2,497		2,497
Class 529-T	—	[3]	1	1	—	[3]	1		1
Class 529-F-1	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,361		20,866	22,227	642		9,885		10,527
Class 529-F-3	—	[3]	1	1	—	[3]	—	[3]	—	[3]
Class ABLE-A	29		673	702	10		225		235
Class ABLE-F-2	2		22	24	—	[3]	5		5
Class R-1	—		3,123	3,123	—		1,529		1,529
Class R-2	—		17,705	17,705	—		10,574		10,574
Class R-2E	—		783	783	—		480		480
Class R-3	37		16,198	16,235	—		7,774		7,774
Class R-4	252		6,595	6,847	—		3,084		3,084
Class R-5E	232		3,706	3,938	95		1,372		1,467
Class R-5	197		2,684	2,881	115		1,299		1,414
Class R-6	1,104		13,939	15,043	624		6,155		6,779
Total	$38,523		$1,093,084	$1,131,607	$8,231		$534,282		$542,513

Refer to the end of the tables for footnotes.

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Growth and Income Portfolio

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$193,472		$369,150		$562,622		$142,571		$375,301		$517,872
Class C	14,782		46,384		61,166		10,033		55,352		65,385
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class F-1	3,671		7,391		11,062		2,954		8,104		11,058
Class F-2	25,904		45,449		71,353		21,007		47,928		68,935
Class F-3	6,510		11,272		17,782		5,171		10,681		15,852
Class 529-A	20,747		40,088		60,835		14,983		39,661		54,644
Class 529-C	849		2,760		3,609		550		3,364		3,914
Class 529-E	698		1,519		2,217		467		1,602		2,069
Class 529-T	—	[3]	1		1		—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class 529-F-2	2,957		4,814		7,771		2,052		4,474		6,526
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class ABLE-A	152		256		408		85		193		278
Class ABLE-F-2	10		15		25		5		9		14
Class R-1	253		779		1,032		172		901		1,073
Class R-2	2,710		7,978		10,688		1,399		7,489		8,888
Class R-2E	313		753		1,066		190		808		998
Class R-3	2,717		5,931		8,648		1,856		6,252		8,108
Class R-4	1,475		2,849		4,324		1,188		3,235		4,423
Class R-5E	587		940		1,527		352		689		1,041
Class R-5	585		1,009		1,594		541		1,242		1,783
Class R-6	9,220		14,634		23,854		6,760		14,171		20,931
Total	$287,612		$563,972		$851,584		$212,336		$581,460		$793,796

Moderate Growth and Income Portfolio

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$166,976		$292,758		$459,734		$141,308		$305,934		$447,242
Class C	12,647		37,135		49,782		11,052		45,848		56,900
Class T	—	[3]	—	[3]	—	[3]	—	[3]	1		1
Class F-1	2,077		3,878		5,955		1,968		4,659		6,627
Class F-2	24,134		38,854		62,988		22,127		42,898		65,025
Class F-3	6,959		10,978		17,937		5,922		10,228		16,150
Class 529-A	11,305		20,285		31,590		9,805		21,676		31,481
Class 529-C	531		1,680		2,211		480		2,174		2,654
Class 529-E	322		670		992		273		681		954
Class 529-T	—	[3]	1		1		—	[3]	1		1
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	2,013		3,143		5,156		1,690		3,165		4,855
Class 529-F-3	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	125		193		318		79		142		221
Class ABLE-F-2	10		14		24		6		10		16
Class R-1	129		364		493		93		434		527
Class R-2	1,612		4,517		6,129		1,278		5,097		6,375
Class R-2E	146		330		476		101		416		517
Class R-3	2,338		4,886		7,224		1,979		5,781		7,760
Class R-4	1,448		2,659		4,107		1,416		3,613		5,029
Class R-5E	462		684		1,146		329		583		912
Class R-5	642		1,043		1,685		569		1,033		1,602
Class R-6	12,343		18,469		30,812		10,445		18,906		29,351
Total	$246,219		$442,541		$688,760		$210,920		$473,280		$684,200

Refer to the end of the tables for footnotes.

48	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$196,094		$74,177		$270,271		$159,456		$95,785		$255,241
Class C	16,705		8,447		25,152		15,289		12,830		28,119
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	3,023		1,129		4,152		2,373		1,491		3,864
Class F-2	23,981		8,644		32,625		18,797		9,944		28,741
Class F-3	4,523		1,650		6,173		3,519		1,806		5,325
Class 529-A	10,411		3,961		14,372		8,654		5,225		13,879
Class 529-C	755		383		1,138		684		598		1,282
Class 529-E	303		129		432		263		179		442
Class 529-T	1		—	[3]	1		—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,972		683		2,655		1,621		928		2,549
Class 529-F-3	1		—	[3]	1		—	[3]	—	[3]	—	[3]
Class ABLE-A	126		41		167		72		38		110
Class ABLE-F-2	8		3		11		4		1		5
Class R-1	73		32		105		56		44		100
Class R-2	1,267		603		1,870		992		849		1,841
Class R-2E	52		13		65		19		15		34
Class R-3	1,457		608		2,065		1,172		768		1,940
Class R-4	1,151		416		1,567		1,030		623		1,653
Class R-5E	279		91		370		203		107		310
Class R-5	376		142		518		337		191		528
Class R-6	4,112		1,297		5,409		2,859		1,519		4,378
Total	$266,670		$102,449		$369,119		$217,400		$132,941		$350,341

Tax-Aware Conservative Growth and Income Portfolio

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income[4]		Long-term capital gains		Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$79,729		$63,499		$143,228		$70,733		$20,367		$91,100
Class C	5,918		6,974		12,892		5,452		2,503		7,955
Class T	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	5,961		4,875		10,836		5,738		1,770		7,508
Class F-2	12,718		9,065		21,783		10,857		2,827		13,684
Class F-3	3,540		2,427		5,967		2,699		616		3,315
Total	$107,866		$86,840		$194,706		$95,479		$28,083		$123,562

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	49

Preservation Portfolio

	Year ended October 31, 2023					Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$49,333		$—	$49,333		$27,756		$2,222		$29,978
Class C	2,202		—	2,202		1,043		158		1,201
Class T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class F-1	864		—	864		585		56		641
Class F-2	8,439		—	8,439		6,876		479		7,355
Class F-3	2,149		—	2,149		1,380		92		1,472
Class 529-A	5,667		—	5,667		3,067		247		3,314
Class 529-C	256		—	256		116		19		135
Class 529-E	138		—	138		73		7		80
Class 529-T	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class 529-F-2	1,412		—	1,412		766		52		818
Class 529-F-3	—	[3]	—	—	[3]	—	[3]	—	[3]	—	[3]
Class ABLE-A	34		—	34		14		1		15
Class ABLE-F-2	4		—	4		1		—	[3]	1
Class R-1	18		—	18		6		1		7
Class R-2	474		—	474		172		23		195
Class R-2E	19		—	19		7		1		8
Class R-3	829		—	829		368		34		402
Class R-4	376		—	376		218		18		236
Class R-5E	103		—	103		60		4		64
Class R-5	175		—	175		116		7		123
Class R-6	1,187		—	1,187		671		48		719
Total	$73,679		$—	$73,679		$43,295		$3,469		$46,764

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2023					Year ended October 31, 2022
Share class	Ordinary income[4]		Long-term capital gains	Total distributions paid		Ordinary income[4]		Long-term capital gains		Total distributions paid
Class A	$7,832		$—	$7,832		$5,744		$—		$5,744
Class C	251		—	251		140		—		140
Class T	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	52		—	52		57		—		57
Class F-2	1,702		—	1,702		1,674		—		1,674
Class F-3	190		—	190		359		—		359
Total	$10,027		$—	$10,027		$7,974		$—		$7,974

[3]	Amount less than one thousand.
[4]	Ordinary income may include both taxable and tax-exempt income.

50	American Funds Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2023, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	13,000	Not applicable	Not applicable
Preservation Portfolio	1,469,000	—	—
Tax-Exempt Preservation Portfolio	200,000	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Portfolio Series	51

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Virginia529 is not considered a related party to any of the funds.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the year ended October 31, 2023, Virginia529 waived total 529 and ABLE plan service fees of $20,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $3,377,000, which were equivalent to an annualized rate of 0.060%, were reduced to $3,357,000, which were equivalent to an annualized rate of 0.059% of the average daily net assets of each 529 and ABLE share class of each fund.

For the year ended October 31, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$6,514	$3,412		Not applicable
Class C	3,428	438		Not applicable
Class T	—	—	*	Not applicable
Class F-1	125	62		Not applicable
Class F-2	Not applicable	562		Not applicable
Class F-3	Not applicable	5		Not applicable
Class 529-A	1,397	699		$358
Class 529-C	346	41		21
Class 529-E	92	14		11
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	51		65
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	5	2		2
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	36	3		Not applicable
Class R-2	755	343		Not applicable
Class R-2E	35	12		Not applicable
Class R-3	394	112		Not applicable
Class R-4	107	42		Not applicable
Class R-5E	Not applicable	31		Not applicable
Class R-5	Not applicable	7		Not applicable
Class R-6	Not applicable	3		Not applicable
Total class-specific expenses	$13,234	$5,839		$457

Growth Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$20,050	$9,757		Not applicable
Class C	10,567	1,265		Not applicable
Class T	—	—	*	Not applicable
Class F-1	230	111		Not applicable
Class F-2	Not applicable	1,058		Not applicable
Class F-3	Not applicable	6		Not applicable
Class 529-A	4,336	2,014		$1,097
Class 529-C	1,039	115		62
Class 529-E	343	41		41
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	133		164
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	19	5		5
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	379	36		Not applicable
Class R-2	1,602	711		Not applicable
Class R-2E	59	20		Not applicable
Class R-3	1,046	292		Not applicable
Class R-4	211	70		Not applicable
Class R-5E	Not applicable	76		Not applicable
Class R-5	Not applicable	16		Not applicable
Class R-6	Not applicable	5		Not applicable
Total class-specific expenses	$39,881	$15,731		$1,369

Refer to the end of the tables for footnote.

52	American Funds Portfolio Series

Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$23,590	$6,811		Not applicable
Class C	10,999	811		Not applicable
Class T	—	—	*	Not applicable
Class F-1	451	206		Not applicable
Class F-2	Not applicable	1,187		Not applicable
Class F-3	Not applicable	6		Not applicable
Class 529-A	2,494	688		$616
Class 529-C	666	45		40
Class 529-E	193	14		23
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	48		78
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	15	2		5
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	195	17		Not applicable
Class R-2	1,493	635		Not applicable
Class R-2E	114	38		Not applicable
Class R-3	782	219		Not applicable
Class R-4	181	62		Not applicable
Class R-5E	Not applicable	38		Not applicable
Class R-5	Not applicable	14		Not applicable
Class R-6	Not applicable	9		Not applicable
Total class-specific expenses	$41,173	$10,850		$762

Moderate Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$20,736	$4,535		Not applicable
Class C	9,632	542		Not applicable
Class T	—	—	*	Not applicable
Class F-1	259	112		Not applicable
Class F-2	Not applicable	1,100		Not applicable
Class F-3	Not applicable	6		Not applicable
Class 529-A	1,355	286		$338
Class 529-C	427	22		25
Class 529-E	91	5		11
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	35		54
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	13	1		4
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	98	8		Not applicable
Class R-2	929	400		Not applicable
Class R-2E	56	18		Not applicable
Class R-3	679	191		Not applicable
Class R-4	181	65		Not applicable
Class R-5E	Not applicable	31		Not applicable
Class R-5	Not applicable	14		Not applicable
Class R-6	Not applicable	12		Not applicable
Total class-specific expenses	$34,456	$7,383		$432

Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$13,382	$2,527		Not applicable
Class C	5,513	273		Not applicable
Class T	—	—	*	Not applicable
Class F-1	202	90		Not applicable
Class F-2	Not applicable	614		Not applicable
Class F-3	Not applicable	3		Not applicable
Class 529-A	683	123		$166
Class 529-C	253	11		15
Class 529-E	44	2		5
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	16		30
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	7	1		2
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	24	1		Not applicable
Class R-2	311	138		Not applicable
Class R-2E	9	3		Not applicable
Class R-3	210	54		Not applicable
Class R-4	77	26		Not applicable
Class R-5E	Not applicable	9		Not applicable
Class R-5	Not applicable	5		Not applicable
Class R-6	Not applicable	2		Not applicable
Total class-specific expenses	$20,715	$3,898		$218

Tax-Aware Conservative Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$ 9,782	$1,009
Class C	3,364	105
Class T	—	—
Class F-1	619	291
Class F-2	Not applicable	509
Class F-3	Not applicable	3
Total class-specific expenses	$13,765	$1,917

Refer to the end of the tables for footnote.

American Funds Portfolio Series	53

Preservation Portfolio

Share class	Distribution services	Transfer agent services		529 and ABLE plan services
Class A	$4,636	$1,204		Not applicable
Class C	884	70		Not applicable
Class T	—	—	*	Not applicable
Class F-1	68	35		Not applicable
Class F-2	Not applicable	285		Not applicable
Class F-3	Not applicable	1		Not applicable
Class 529-A	419	129		$105
Class 529-C	105	8		6
Class 529-E	23	2		3
Class 529-T	—	—	*	—	*
Class 529-F-1	—	—	*	—	*
Class 529-F-2	Not applicable	12		24
Class 529-F-3	Not applicable	—	*	—	*
Class ABLE-A	2	—	*	1
Class ABLE-F-2	Not applicable	—	*	—	*
Class R-1	7	1		Not applicable
Class R-2	138	59		Not applicable
Class R-2E	4	1		Not applicable
Class R-3	138	39		Not applicable
Class R-4	28	11		Not applicable
Class R-5E	Not applicable	5		Not applicable
Class R-5	Not applicable	3		Not applicable
Class R-6	Not applicable	1		Not applicable
Total class-specific expenses	$6,452	$1,866		$139

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$1,273	$153
Class C	224	8
Class T	—	—
Class F-1	7	4
Class F-2	Not applicable	87
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,504	$252

*	Amount less than one thousand.

54	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$16	$3		$19
Growth Portfolio	44	9		53
Growth and Income Portfolio	45	10		55
Moderate Growth and Income Portfolio	40	8		48
Conservative Growth and Income Portfolio	23	5		28
Tax-Aware Conservative Growth and Income Portfolio	14	3		17
Preservation Portfolio	7	2		9
Tax-Exempt Preservation Portfolio	2	—	*	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2023, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$426,769	$438,534
Growth Portfolio	577,364	195,371
Growth and Income Portfolio	662,432	248,087
Moderate Growth and Income Portfolio	1,141,947	1,075,267
Conservative Growth and Income Portfolio	450,297	261,598
Tax-Aware Conservative Growth and Income Portfolio	868,291	184,764
Preservation Portfolio	204,683	516,797
Tax-Exempt Preservation Portfolio	27,548	103,631

American Funds Portfolio Series	55

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$296,315	16,156	$183,834		11,182		$(370,687)	(20,296)	$109,462	7,042
Class C	44,498	2,500	22,632		1,410		(89,119)	(5,003)	(21,989)	(1,093)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,340	344	3,520		214		(15,661)	(853)	(5,801)	(295)
Class F-2	102,178	5,522	36,414		2,206		(124,329)	(6,848)	14,263	880
Class F-3	32,223	1,764	15,374		934		(47,280)	(2,589)	317	109
Class 529-A	81,041	4,427	40,061		2,443		(65,304)	(3,545)	55,798	3,325
Class 529-C	8,665	487	2,318		145		(14,576)	(817)	(3,593)	(185)
Class 529-E	2,084	115	1,223		75		(2,478)	(136)	829	54
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	25,282	1,379	7,374		449		(13,511)	(732)	19,145	1,096
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	782	43	168		10		(223)	(12)	727	41
Class ABLE-F-2	127	7	19		1		(19)	(1)	127	7
Class R-1	509	28	246		15		(538)	(30)	217	13
Class R-2	21,350	1,201	6,337		397		(24,073)	(1,363)	3,614	235
Class R-2E	1,252	70	371		23		(1,222)	(65)	401	28
Class R-3	18,742	1,031	5,081		312		(13,893)	(768)	9,930	575
Class R-4	8,506	459	2,888		176		(7,088)	(387)	4,306	248
Class R-5E	8,199	455	1,366		83		(3,867)	(210)	5,698	328
Class R-5	1,707	92	950		57		(1,304)	(71)	1,353	78
Class R-6	28,230	1,506	8,397		504		(20,481)	(1,098)	16,146	912
Total net increase (decrease)	$688,030	37,586	$338,576		20,636		$(815,653)	(44,824)	$210,953	13,398

Year ended October 31, 2022

Class A	$403,820	19,578	$110,724		4,564		$(406,723)	(20,146)	$107,821	3,996
Class C	57,086	2,833	14,693		619		(101,051)	(5,099)	(29,272)	(1,647)
Class T	—	—	—		—		—	—	—	—
Class F-1	9,472	443	2,479		102		(17,297)	(834)	(5,346)	(289)
Class F-2	194,522	8,879	28,597		1,174		(268,507)	(13,450)	(45,388)	(3,397)
Class F-3	66,244	3,294	8,906		367		(46,230)	(2,358)	28,920	1,303
Class 529-A	97,322	4,678	22,533		931		(60,982)	(3,026)	58,873	2,583
Class 529-C	8,722	426	1,657		70		(17,654)	(884)	(7,275)	(388)
Class 529-E	3,008	144	674		28		(2,091)	(103)	1,591	69
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	27,473	1,315	3,747		155		(8,545)	(424)	22,675	1,046
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	933	45	72		3		(189)	(9)	816	39
Class ABLE-F-2	159	8	7		—	†	(14)	(1)	152	7
Class R-1	837	42	159		7		(1,385)	(72)	(389)	(23)
Class R-2	25,032	1,263	3,789		161		(28,096)	(1,400)	725	24
Class R-2E	943	44	205		8		(876)	(41)	272	11
Class R-3	23,130	1,144	2,756		115		(21,682)	(1,071)	4,204	188
Class R-4	9,221	457	1,576		65		(5,878)	(279)	4,919	243
Class R-5E	7,145	341	645		26		(2,280)	(117)	5,510	250
Class R-5	2,200	106	568		23		(1,693)	(85)	1,075	44
Class R-6	21,622	1,060	5,019		205		(19,514)	(919)	7,127	346
Total net increase (decrease)	$958,891	46,100	$208,807		8,623		$(1,010,687)	(50,318)	$157,011	4,405

Refer to the end of the tables for footnotes.

56	American Funds Portfolio Series

Growth Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$1,272,418	64,695	$670,423		38,641		$(1,031,585)	(52,775)	$911,256	50,561
Class C	168,283	8,911	90,094		5,379		(273,303)	(14,446)	(14,926)	(156)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,374	974	7,610		438		(32,464)	(1,646)	(5,480)	(234)
Class F-2	233,302	11,722	87,223		5,001		(236,427)	(12,100)	84,098	4,623
Class F-3	47,599	2,420	20,981		1,207		(86,849)	(4,444)	(18,269)	(817)
Class 529-A	283,779	14,433	147,351		8,512		(183,870)	(9,314)	247,260	13,631
Class 529-C	23,407	1,236	8,950		535		(36,359)	(1,919)	(4,002)	(148)
Class 529-E	9,635	500	5,438		317		(6,593)	(336)	8,480	481
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	1		—	†	—	—	1	— †
Class 529-F-2	64,466	3,277	22,226		1,283		(33,546)	(1,691)	53,146	2,869
Class 529-F-3	—	—	1		—	†	—	—	1	— †
Class ABLE-A	3,380	173	703		41		(633)	(32)	3,450	182
Class ABLE-F-2	255	13	24		1		(44)	(2)	235	12
Class R-1	4,228	223	3,123		186		(3,875)	(206)	3,476	203
Class R-2	43,887	2,326	17,704		1,058		(48,161)	(2,566)	13,430	818
Class R-2E	2,675	138	783		46		(1,414)	(75)	2,044	109
Class R-3	58,744	3,027	16,211		945		(39,114)	(2,032)	35,841	1,940
Class R-4	14,980	764	6,827		394		(16,299)	(833)	5,508	325
Class R-5E	19,394	998	3,938		228		(6,943)	(354)	16,389	872
Class R-5	6,925	345	2,880		164		(7,260)	(372)	2,545	137
Class R-6	63,182	3,192	15,043		860		(31,350)	(1,565)	46,875	2,487
Total net increase (decrease)	$2,339,913	119,367	$1,127,535		65,236		$(2,076,089)	(106,708)	$1,391,359	77,895

Year ended October 31, 2022

Class A	$1,678,199	74,828	$313,002		11,749		$(990,092)	(44,712)	$1,001,109	41,865
Class C	216,977	9,953	49,070		1,894		(270,249)	(12,474)	(4,202)	(627)
Class T	—	—	—		—		—	—	—	—
Class F-1	29,749	1,301	4,170		157		(24,491)	(1,112)	9,428	346
Class F-2	317,469	14,045	45,469		1,699		(266,807)	(12,026)	96,131	3,718
Class F-3	86,974	3,926	10,492		393		(54,010)	(2,488)	43,456	1,831
Class 529-A	351,096	15,443	67,018		2,520		(153,219)	(6,905)	264,895	11,058
Class 529-C	30,928	1,404	5,103		197		(43,157)	(1,968)	(7,126)	(367)
Class 529-E	12,394	566	2,496		95		(5,304)	(244)	9,586	417
Class 529-T	—	—	1		—	†	—	—	1	— †
Class 529-F-1	—	—	—	†	1		—	—	— †	1
Class 529-F-2	70,662	3,106	10,523		396		(42,633)	(1,907)	38,552	1,595
Class 529-F-3	—	—	—	†	1		—	—	— †	1
Class ABLE-A	3,193	140	236		9		(249)	(11)	3,180	138
Class ABLE-F-2	148	6	5		—	†	(32)	(1)	121	5
Class R-1	6,317	287	1,529		59		(3,607)	(171)	4,239	175
Class R-2	55,368	2,564	10,568		408		(88,634)	(4,291)	(22,698)	(1,319)
Class R-2E	1,108	53	479		18		(3,761)	(148)	(2,174)	(77)
Class R-3	59,426	2,711	7,727		293		(46,847)	(2,125)	20,306	879
Class R-4	27,370	1,223	3,084		116		(25,020)	(1,055)	5,434	284
Class R-5E	25,364	1,102	1,467		55		(9,555)	(431)	17,276	726
Class R-5	9,258	434	1,414		52		(9,032)	(399)	1,640	87
Class R-6	56,496	2,553	6,779		252		(26,898)	(1,205)	36,377	1,600
Total net increase (decrease)	$3,038,496	135,645	$540,632		20,364		$(2,063,597)	(93,673)	$1,515,531	62,336

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	57

Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$1,235,101	77,242	$559,234	36,901		$(1,120,917)	(70,273)	$673,418	43,870
Class C	141,300	8,893	61,026	4,072		(313,477)	(19,755)	(111,151)	(6,790)
Class T	—	—	—	—		—	—	—	—
Class F-1	22,727	1,412	10,863	717		(37,101)	(2,322)	(3,511)	(193)
Class F-2	238,673	14,871	70,197	4,619		(271,399)	(16,973)	37,471	2,517
Class F-3	52,481	3,300	17,734	1,169		(64,850)	(4,068)	5,365	401
Class 529-A	158,823	9,926	60,815	4,014		(126,148)	(7,846)	93,490	6,094
Class 529-C	15,322	963	3,607	241		(24,726)	(1,547)	(5,797)	(343)
Class 529-E	6,092	381	2,208	146		(4,324)	(270)	3,976	257
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	38,561	2,405	7,771	511		(16,237)	(1,014)	30,095	1,902
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,757	173	408	27		(596)	(37)	2,569	163
Class ABLE-F-2	180	11	25	2		(40)	(2)	165	11
Class R-1	2,113	133	1,032	69		(4,705)	(294)	(1,560)	(92)
Class R-2	37,469	2,370	10,685	714		(40,204)	(2,551)	7,950	533
Class R-2E	5,421	340	1,065	70		(2,142)	(136)	4,344	274
Class R-3	41,264	2,606	8,636	572		(30,656)	(1,936)	19,244	1,242
Class R-4	14,303	892	4,324	285		(16,670)	(1,044)	1,957	133
Class R-5E	10,274	641	1,528	100		(3,175)	(199)	8,627	542
Class R-5	3,803	237	1,593	105		(5,609)	(352)	(213)	(10)
Class R-6	115,958	7,244	23,855	1,566		(84,164)	(5,246)	55,649	3,564
Total net increase (decrease)	$2,142,622	134,040	$846,609	55,900		$(2,167,140)	(135,865)	$822,091	54,075

Year ended October 31, 2022

Class A	$1,574,846	90,967	$515,269	27,891		$(1,088,981)	(63,910)	$1,001,134	54,948
Class C	183,989	10,670	65,213	3,494		(319,201)	(18,700)	(69,999)	(4,536)
Class T	—	—	—	—		—	—	—	—
Class F-1	39,964	2,248	10,893	588		(42,062)	(2,444)	8,795	392
Class F-2	351,850	20,174	67,856	3,681		(319,653)	(18,686)	100,053	5,169
Class F-3	103,666	5,830	15,817	862		(68,069)	(4,051)	51,414	2,641
Class 529-A	175,531	10,131	54,634	2,959		(103,020)	(5,982)	127,145	7,108
Class 529-C	18,860	1,090	3,911	209		(30,924)	(1,779)	(8,153)	(480)
Class 529-E	5,125	297	2,069	112		(4,896)	(284)	2,298	125
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	34,732	1,976	6,525	355		(15,698)	(919)	25,559	1,412
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,343	134	278	15		(409)	(23)	2,212	126
Class ABLE-F-2	201	11	14	1		(19)	(1)	196	11
Class R-1	3,360	196	1,074	57		(2,973)	(180)	1,461	73
Class R-2	57,632	3,623	8,884	477		(36,752)	(2,163)	29,764	1,937
Class R-2E	2,040	121	998	54		(4,597)	(253)	(1,559)	(78)
Class R-3	37,985	2,210	8,099	437		(38,732)	(2,245)	7,352	402
Class R-4	15,908	910	4,419	239		(18,464)	(1,077)	1,863	72
Class R-5E	10,043	574	1,042	57		(1,936)	(115)	9,149	516
Class R-5	6,891	386	1,783	96		(10,339)	(623)	(1,665)	(141)
Class R-6	91,013	5,274	20,931	1,138		(55,505)	(3,213)	56,439	3,199
Total net increase (decrease)	$2,715,979	156,822	$789,712	42,722		$(2,162,230)	(126,648)	$1,343,461	72,896

Refer to the end of the tables for footnotes.

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$946,242	60,214	$456,731	30,210		$(1,086,006)	(69,223)	$316,967	21,201
Class C	103,042	6,599	49,667	3,316		(287,729)	(18,447)	(135,020)	(8,532)
Class T	—	—	—	—		—	—	—	—
Class F-1	11,302	719	5,932	392		(24,896)	(1,581)	(7,662)	(470)
Class F-2	201,974	12,834	61,830	4,081		(255,996)	(16,297)	7,808	618
Class F-3	52,978	3,381	17,886	1,182		(72,742)	(4,646)	(1,878)	(83)
Class 529-A	87,671	5,580	31,569	2,088		(98,799)	(6,270)	20,441	1,398
Class 529-C	10,419	665	2,210	147		(22,149)	(1,411)	(9,520)	(599)
Class 529-E	2,197	141	992	66		(3,559)	(226)	(370)	(19)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	17,071	1,085	5,156	341		(16,477)	(1,045)	5,750	381
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,402	153	318	21		(372)	(24)	2,348	150
Class ABLE-F-2	222	14	24	2		(70)	(5)	176	11
Class R-1	1,464	94	494	33		(1,600)	(104)	358	23
Class R-2	21,994	1,411	6,117	408		(30,778)	(1,977)	(2,667)	(158)
Class R-2E	2,256	144	475	32		(2,232)	(143)	499	33
Class R-3	26,241	1,675	7,215	478		(28,401)	(1,822)	5,055	331
Class R-4	13,544	863	4,107	272		(19,469)	(1,241)	(1,818)	(106)
Class R-5E	6,796	435	1,146	76		(3,473)	(220)	4,469	291
Class R-5	3,541	224	1,683	111		(5,536)	(352)	(312)	(17)
Class R-6	123,804	7,879	30,812	2,031		(127,114)	(8,040)	27,502	1,870
Total net increase (decrease)	$1,635,160	104,110	$684,367	45,287		$(2,087,398)	(133,074)	$232,129	16,323

Year ended October 31, 2022

Class A	$1,364,871	79,834	$444,777	24,881		$(1,024,522)	(61,140)	$785,126	43,575
Class C	149,197	8,734	56,783	3,150		(287,217)	(17,164)	(81,237)	(5,280)
Class T	—	—	—	—		—	—	—	—
Class F-1	16,552	961	6,590	367		(27,699)	(1,620)	(4,557)	(292)
Class F-2	302,781	17,646	64,120	3,588		(302,709)	(18,075)	64,192	3,159
Class F-3	106,864	6,204	16,112	907		(56,793)	(3,372)	66,183	3,739
Class 529-A	95,718	5,572	31,472	1,759		(90,881)	(5,354)	36,309	1,977
Class 529-C	13,362	793	2,654	147		(23,761)	(1,398)	(7,745)	(458)
Class 529-E	4,888	283	953	53		(3,871)	(227)	1,970	109
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	23,350	1,346	4,855	273		(13,353)	(798)	14,852	821
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	2,033	117	221	13		(391)	(23)	1,863	107
Class ABLE-F-2	182	10	16	1		(6)	(1)	192	10
Class R-1	2,799	170	527	29		(4,111)	(243)	(785)	(44)
Class R-2	24,157	1,440	6,368	354		(26,357)	(1,554)	4,168	240
Class R-2E	3,751	232	516	28		(5,752)	(326)	(1,485)	(66)
Class R-3	28,944	1,704	7,752	431		(47,426)	(2,755)	(10,730)	(620)
Class R-4	19,169	1,138	5,029	279		(39,890)	(2,342)	(15,692)	(925)
Class R-5E	6,749	398	912	51		(2,145)	(126)	5,516	323
Class R-5	11,222	635	1,597	90		(8,376)	(493)	4,443	232
Class R-6	114,843	6,791	29,350	1,645		(94,375)	(5,617)	49,818	2,819
Total net increase (decrease)	$2,291,432	134,008	$680,607	38,046		$(2,059,635)	(122,628)	$912,404	49,426

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	59

Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$646,307	52,524	$266,687	22,055		$(826,168)	(67,367)	$86,826	7,212
Class C	67,277	5,504	25,045	2,082		(185,839)	(15,227)	(93,517)	(7,641)
Class T	—	—	—	—		—	—	—	—
Class F-1	22,313	1,813	4,104	339		(21,984)	(1,791)	4,433	361
Class F-2	171,154	13,870	31,640	2,612		(189,526)	(15,393)	13,268	1,089
Class F-3	26,093	2,119	6,166	510		(33,537)	(2,725)	(1,278)	(96)
Class 529-A	63,973	5,210	14,370	1,189		(68,764)	(5,584)	9,579	815
Class 529-C	7,234	591	1,136	94		(11,300)	(921)	(2,930)	(236)
Class 529-E	1,760	143	432	36		(3,005)	(244)	(813)	(65)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	16,876	1,378	2,655	220		(15,190)	(1,236)	4,341	362
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	1,292	105	166	14		(266)	(22)	1,192	97
Class ABLE-F-2	91	7	11	1		(38)	(3)	64	5
Class R-1	548	45	105	9		(300)	(25)	353	29
Class R-2	8,818	722	1,869	156		(8,712)	(712)	1,975	166
Class R-2E	1,376	113	64	5		(94)	(8)	1,346	110
Class R-3	10,075	822	2,063	171		(12,772)	(1,042)	(634)	(49)
Class R-4	6,969	565	1,559	128		(8,106)	(657)	422	36
Class R-5E	2,370	193	370	31		(1,519)	(124)	1,221	100
Class R-5	1,669	135	516	43		(3,113)	(257)	(928)	(79)
Class R-6	51,909	4,223	5,409	446		(22,593)	(1,840)	34,725	2,829
Total net increase (decrease)	$1,108,104	90,082	$364,370	30,141		$(1,412,826)	(115,178)	$59,648	5,045

Year ended October 31, 2022

Class A	$1,005,498	76,377	$251,837	19,026		$(734,234)	(56,632)	$523,101	38,771
Class C	114,993	8,750	27,985	2,107		(178,324)	(13,807)	(35,346)	(2,950)
Class T	—	—	—	—		—	—	—	—
Class F-1	20,976	1,613	3,822	288		(19,797)	(1,527)	5,001	374
Class F-2	258,438	19,847	28,003	2,121		(170,712)	(13,301)	115,729	8,667
Class F-3	52,048	3,946	5,317	404		(33,785)	(2,575)	23,580	1,775
Class 529-A	69,807	5,271	13,877	1,049		(62,431)	(4,784)	21,253	1,536
Class 529-C	8,515	648	1,281	96		(12,754)	(979)	(2,958)	(235)
Class 529-E	1,485	113	442	33		(1,733)	(132)	194	14
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	12,615	968	2,549	192		(12,766)	(978)	2,398	182
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class ABLE-A	1,048	80	111	8		(318)	(24)	841	64
Class ABLE-F-2	145	11	4	—	†	(1)	— †	148	11
Class R-1	628	48	100	8		(619)	(51)	109	5
Class R-2	10,065	771	1,840	139		(14,589)	(1,122)	(2,684)	(212)
Class R-2E	369	30	33	3		(231)	(18)	171	15
Class R-3	14,859	1,130	1,940	146		(11,374)	(871)	5,425	405
Class R-4	7,517	570	1,645	124		(7,528)	(585)	1,634	109
Class R-5E	3,414	262	311	24		(1,667)	(131)	2,058	155
Class R-5	5,013	368	527	40		(2,649)	(200)	2,891	208
Class R-6	29,213	2,213	4,378	331		(21,830)	(1,678)	11,761	866
Total net increase (decrease)	$1,616,646	123,016	$346,005	26,139		$(1,287,342)	(99,395)	$675,309	49,760

Refer to the end of the tables for footnotes.

60	American Funds Portfolio Series

Tax-Aware Conservative Growth and Income Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$387,964	27,004	$141,664	10,076	$(538,305)	(37,557)	$(8,677)	(477)
Class C	37,949	2,664	12,860	923	(94,569)	(6,641)	(43,760)	(3,054)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,261	2,599	10,779	767	(57,641)	(4,013)	(9,601)	(647)
Class F-2	133,893	9,308	21,689	1,540	(136,312)	(9,492)	19,270	1,356
Class F-3	35,676	2,489	5,899	419	(36,713)	(2,565)	4,862	343
Total net increase (decrease)	$632,743	44,064	$192,891	13,725	$(863,540)	(60,268)	$(37,906)	(2,479)

Year ended October 31, 2022

Class A	$732,697	48,166	$90,169	5,956	$(483,988)	(32,988)	$338,878	21,134
Class C	66,666	4,384	7,931	522	(86,431)	(5,821)	(11,834)	(915)
Class T	—	—	—	—	—	—	—	—
Class F-1	65,567	4,206	7,469	491	(75,079)	(5,030)	(2,043)	(333)
Class F-2	179,351	11,866	13,627	900	(130,281)	(8,876)	62,697	3,890
Class F-3	58,930	3,914	3,270	218	(27,698)	(1,874)	34,502	2,258
Total net increase (decrease)	$1,103,211	72,536	$122,466	8,087	$(803,477)	(54,589)	$422,200	26,034

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	61

Preservation Portfolio

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$312,878	33,418	$49,166		5,274		$(626,646)	(66,992)	$(264,602)	(28,300)
Class C	9,440	1,010	2,192		236		(42,501)	(4,553)	(30,869)	(3,307)
Class T	—	—	—		—		—	—	—	—
Class F-1	2,345	250	850		91		(13,505)	(1,445)	(10,310)	(1,104)
Class F-2	84,552	9,018	8,423		903		(224,294)	(23,934)	(131,319)	(14,013)
Class F-3	27,101	2,899	2,134		229		(32,090)	(3,428)	(2,855)	(300)
Class 529-A	45,672	4,880	5,666		608		(63,344)	(6,777)	(12,006)	(1,289)
Class 529-C	4,025	431	256		28		(6,688)	(717)	(2,407)	(258)
Class 529-E	1,505	160	138		15		(2,163)	(232)	(520)	(57)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	16,029	1,713	1,411		151		(14,782)	(1,581)	2,658	283
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	577	61	34		4		(262)	(28)	349	37
Class ABLE-F-2	70	7	4		—	†	(34)	(3)	40	4
Class R-1	278	29	18		2		(317)	(33)	(21)	(2)
Class R-2	5,236	564	474		52		(4,911)	(529)	799	87
Class R-2E	284	30	19		2		(360)	(39)	(57)	(7)
Class R-3	7,011	748	829		89		(9,263)	(990)	(1,423)	(153)
Class R-4	1,209	130	376		40		(3,093)	(330)	(1,508)	(160)
Class R-5E	598	64	103		11		(1,560)	(166)	(859)	(91)
Class R-5	457	49	175		19		(2,492)	(264)	(1,860)	(196)
Class R-6	13,873	1,476	1,187		127		(18,446)	(1,972)	(3,386)	(369)
Total net increase (decrease)	$533,140	56,937	$73,455		7,881		$(1,066,751)	(114,013)	$(460,156)	(49,195)

Year ended October 31, 2022

Class A	$649,055	65,972	$29,873		3,062		$(749,538)	(76,453)	$(70,610)	(7,419)
Class C	28,549	2,915	1,196		122		(57,052)	(5,820)	(27,307)	(2,783)
Class T	—	—	—		—		—	—	—	—
Class F-1	7,108	728	630		64		(24,386)	(2,464)	(16,648)	(1,672)
Class F-2	380,087	38,657	7,343		752		(458,377)	(46,975)	(70,947)	(7,566)
Class F-3	40,791	4,141	1,462		150		(45,587)	(4,689)	(3,334)	(398)
Class 529-A	53,599	5,453	3,313		339		(71,209)	(7,261)	(14,297)	(1,469)
Class 529-C	4,981	508	134		14		(8,774)	(895)	(3,659)	(373)
Class 529-E	1,159	118	80		8		(2,582)	(262)	(1,343)	(136)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	14,720	1,492	817		84		(16,050)	(1,631)	(513)	(55)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class ABLE-A	398	40	14		2		(224)	(23)	188	19
Class ABLE-F-2	(33)	(3)	1		—	†	(1)	— †	(33)	(3)
Class R-1	172	18	7		1		(110)	(12)	69	7
Class R-2	6,661	684	195		20		(5,933)	(612)	923	92
Class R-2E	1,099	109	8		1		(1,183)	(118)	(76)	(8)
Class R-3	11,987	1,228	401		41		(10,080)	(1,025)	2,308	244
Class R-4	2,479	253	236		24		(4,111)	(419)	(1,396)	(142)
Class R-5E	1,630	168	64		7		(1,109)	(113)	585	62
Class R-5	4,532	448	123		13		(3,634)	(365)	1,021	96
Class R-6	11,587	1,183	719		73		(20,114)	(2,030)	(7,808)	(774)
Total net increase (decrease)	$1,220,561	124,112	$46,616		4,777		$(1,480,054)	(151,167)	$(212,877)	(22,278)

Refer to the end of the tables for footnotes.

62	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales*		Reinvestments of distributions		Repurchases*		Net decrease
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$96,261	10,198	$7,776	826	$(195,043)	(20,681)	$(91,006)	(9,657)
Class C	2,632	280	249	27	(11,537)	(1,227)	(8,656)	(920)
Class T	—	—	—	—	—	—	—	—
Class F-1	581	61	50	5	(1,572)	(166)	(941)	(100)
Class F-2	26,515	2,816	1,698	180	(61,999)	(6,564)	(33,786)	(3,568)
Class F-3	3,286	348	186	20	(11,520)	(1,221)	(8,048)	(853)
Total net increase (decrease)	$129,275	13,703	$9,959	1,058	$(281,671)	(29,859)	$(142,437)	(15,098)

Year ended October 31, 2022

Class A	$184,768	19,174	$5,689	591	$(217,800)	(22,703)	$(27,343)	(2,938)
Class C	2,719	281	139	14	(12,187)	(1,269)	(9,329)	(974)
Class T	—	—	—	—	—	—	—	—
Class F-1	958	97	55	5	(4,797)	(499)	(3,784)	(397)
Class F-2	57,048	5,963	1,666	173	(121,899)	(12,646)	(63,185)	(6,510)
Class F-3	11,222	1,160	355	37	(37,508)	(3,851)	(25,931)	(2,654)
Total net increase (decrease)	$256,715	26,675	$7,904	820	$(394,191)	(40,968)	$(129,572)	(13,473)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Portfolio Series	63

Financial highlights

Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2023	$17.43	$.14	$1.62	$1.76	$(.14)	$(1.19)	$(1.33)	$17.86	10.74%	$2,635		.37%		.37%		.81%		.75%
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10)	(.71)	(.81)	17.43	(29.17)	2,449		.36		.36		.80		.57
10/31/2021	18.70	.06	6.84	6.90	(.06)	(.11)	(.17)	25.43	37.07	3,473		.37		.37		.80		.25
10/31/2020	17.19	.14	2.24	2.38	(.16)	(.71)	(.87)	18.70	14.09	2,294		.38		.38		.82		.83
10/31/2019	16.01	.17	1.82	1.99	(.16)	(.65)	(.81)	17.19	13.55	2,042		.40		.40		.83		1.04
Class C:
10/31/2023	16.92	— [6]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97	317		1.13		1.13		1.57		.02
10/31/2022	24.81	(.03)	(7.15)	(7.18)	—	(.71)	(.71)	16.92	(29.77)	328		1.12		1.12		1.56		(.17)
10/31/2021	18.33	(.11)	6.70	6.59	—	(.11)	(.11)	24.81	36.07	522		1.10		1.10		1.53		(.47)
10/31/2020	16.87	.02	2.18	2.20	(.03)	(.71)	(.74)	18.33	13.25	402		1.13		1.13		1.57		.10
10/31/2019	15.71	.05	1.81	1.86	(.05)	(.65)	(.70)	16.87	12.74	384		1.15		1.15		1.58		.31
Class T:
10/31/2023	17.47	.20	1.62	1.82	(.19)	(1.19)	(1.38)	17.91	11.10 [7]	—	[8]	.09	[7]	.09	[7]	.53	[7]	1.07	[7]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16)	(.71)	(.87)	17.47	(29.02)[7]	—	[8]	.11	[7]	.11	[7]	.55	[7]	.84	[7]
10/31/2021	18.74	.12	6.84	6.96	(.10)	(.11)	(.21)	25.49	37.36 [7]	—	[8]	.13	[7]	.13	[7]	.56	[7]	.50	[7]
10/31/2020	17.22	.19	2.24	2.43	(.20)	(.71)	(.91)	18.74	14.39 [7]	—	[8]	.14	[7]	.14	[7]	.58	[7]	1.11	[7]
10/31/2019	16.04	.22	1.82	2.04	(.21)	(.65)	(.86)	17.22	13.87 [7]	—	[8]	.15	[7]	.15	[7]	.58	[7]	1.35	[7]
Class F-1:
10/31/2023	17.45	.14	1.63	1.77	(.13)	(1.19)	(1.32)	17.90	10.78	45		.38		.38		.82		.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09)	(.71)	(.80)	17.45	(29.23)	49		.39		.39		.83		.58
10/31/2021	18.73	.08	6.83	6.91	(.06)	(.11)	(.17)	25.47	37.05	78		.38		.38		.81		.34
10/31/2020	17.21	.14	2.25	2.39	(.16)	(.71)	(.87)	18.73	14.14	90		.38		.38		.82		.83
10/31/2019	16.02	.17	1.83	2.00	(.16)	(.65)	(.81)	17.21	13.59	82		.40		.40		.83		1.07
Class F-2:
10/31/2023	17.52	.19	1.63	1.82	(.18)	(1.19)	(1.37)	17.97	11.09	514		.12		.12		.56		1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16)	(.71)	(.87)	17.52	(29.06)	485		.12		.12		.56		.85
10/31/2021	18.79	.12	6.88	7.00	(.10)	(.11)	(.21)	25.58	37.50	795		.11		.11		.54		.49
10/31/2020	17.27	.19	2.24	2.43	(.20)	(.71)	(.91)	18.79	14.36	464		.12		.12		.56		1.10
10/31/2019	16.08	.22	1.83	2.05	(.21)	(.65)	(.86)	17.27	13.89	422		.14		.14		.57		1.34
Class F-3:
10/31/2023	17.50	.21	1.62	1.83	(.21)	(1.19)	(1.40)	17.93	11.15	204		.01		.01		.45		1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19)	(.71)	(.90)	17.50	(28.96)	197		.01		.01		.45		.90
10/31/2021	18.76	.14	6.87	7.01	(.12)	(.11)	(.23)	25.54	37.62	254		.01		.01		.44		.58
10/31/2020	17.24	.17	2.28	2.45	(.22)	(.71)	(.93)	18.76	14.51	142		.02		.02		.46		.98
10/31/2019	16.06	.23	1.83	2.06	(.23)	(.65)	(.88)	17.24	13.98	74		.02		.02		.45		1.41

Refer to the end of the tables for footnotes.

64	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2023	$17.38	$.13	$1.62	$1.75	$(.13)	$(1.19)	$(1.32)	$17.81	10.73%		$595		.42%		.42%		.86%		.70%
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10)	(.71)	(.81)	17.38	(29.24)		523		.40		.40		.84		.52
10/31/2021	18.66	.05	6.84	6.89	(.06)	(.11)	(.17)	25.38	37.08		699		.40		.40		.83		.22
10/31/2020	17.16	.13	2.23	2.36	(.15)	(.71)	(.86)	18.66	14.03		449		.42		.42		.86		.75
10/31/2019	15.98	.16	1.83	1.99	(.16)	(.65)	(.81)	17.16	13.56		346		.44		.44		.87		.99
Class 529-C:
10/31/2023	16.92	(.01)	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84		31		1.19		1.19		1.63		(.03)
10/31/2022	24.80	(.04)	(7.13)	(7.17)	—	(.71)	(.71)	16.92	(29.74)		34		1.16		1.16		1.60		(.20)
10/31/2021	18.33	(.12)	6.70	6.58	—	(.11)	(.11)	24.80	36.02		59		1.15		1.15		1.58		(.52)
10/31/2020	16.87	.03	2.16	2.19	(.02)	(.71)	(.73)	18.33	13.17		47		1.19		1.19		1.63		.19
10/31/2019	15.71	.04	1.80	1.84	(.03)	(.65)	(.68)	16.87	12.64		79		1.21		1.21		1.64		.27
Class 529-E:
10/31/2023	17.26	.09	1.60	1.69	(.09)	(1.19)	(1.28)	17.67	10.41		18		.64		.64		1.08		.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.26	(29.37)		16		.63		.63		1.07		.30
10/31/2021	18.54	— [6]	6.78	6.78	(.01)	(.11)	(.12)	25.20	36.73		22		.62		.62		1.05		—	[9]
10/31/2020	17.06	.10	2.21	2.31	(.12)	(.71)	(.83)	18.54	13.78		15		.63		.63		1.07		.58
10/31/2019	15.89	.13	1.82	1.95	(.13)	(.65)	(.78)	17.06	13.30		13		.65		.65		1.08		.80
Class 529-T:
10/31/2023	17.46	.18	1.63	1.81	(.18)	(1.19)	(1.37)	17.90	11.04	[7]	—	[8]	.16	[7]	.16	[7]	.60	[7]	.96	[7]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15)	(.71)	(.86)	17.46	(29.07)[7]		—	[8]	.16	[7]	.16	[7]	.60	[7]	.78	[7]
10/31/2021	18.73	.10	6.85	6.95	(.09)	(.11)	(.20)	25.48	37.32	[7]	—	[8]	.18	[7]	.18	[7]	.61	[7]	.44	[7]
10/31/2020	17.21	.18	2.24	2.42	(.19)	(.71)	(.90)	18.73	14.36	[7]	—	[8]	.19	[7]	.19	[7]	.63	[7]	1.02	[7]
10/31/2019	16.03	.21	1.82	2.03	(.20)	(.65)	(.85)	17.21	13.80	[7]	—	[8]	.19	[7]	.19	[7]	.62	[7]	1.27	[7]
Class 529-F-1:
10/31/2023	17.46	.17	1.62	1.79	(.17)	(1.19)	(1.36)	17.89	10.94	[7]	—	[8]	.19	[7]	.19	[7]	.63	[7]	.92	[7]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14)	(.71)	(.85)	17.46	(29.07)[7]		—	[8]	.20	[7]	.20	[7]	.64	[7]	.73	[7]
10/31/2021	18.75	.10	6.86	6.96	(.12)	(.11)	(.23)	25.48	37.32	[7]	—	[8]	.19	[7]	.19	[7]	.62	[7]	.43	[7]
10/31/2020	17.23	.17	2.25	2.42	(.19)	(.71)	(.90)	18.75	14.35	[7]	—	[8]	.18	[7]	.18	[7]	.62	[7]	.97	[7]
10/31/2019	16.06	.19	1.83	2.02	(.20)	(.65)	(.85)	17.23	13.75		40		.20		.20		.63		1.18
Class 529-F-2:
10/31/2023	17.43	.18	1.62	1.80	(.18)	(1.19)	(1.37)	17.86	11.06		113		.11		.11		.55		.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15)	(.71)	(.86)	17.43	(29.05)		91		.13		.13		.57		.76
10/31/2021	18.70	.10	6.85	6.95	(.10)	(.11)	(.21)	25.44	37.36		106		.17		.17		.60		.43
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—		56		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2023	$17.43	$.19	$1.62	$1.81	$(.19)	$(1.19)	$(1.38)	$17.86	11.11%	$—	[8]	.08%	.08%	.52%	1.04%
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17)	(.71)	(.88)	17.43	(29.00)	—	[8]	.08	.08	.52	.86
10/31/2021	18.70	.19	6.78	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[8]	.11	.07	.50	.79
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	17.35	.15	1.63	1.78	(.16)	(1.19)	(1.35)	17.78	10.93	3		.31	.25	.69	.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14)	(.71)	(.85)	17.35	(29.13)	2		.30	.24	.68	.62
10/31/2021	18.60	.09	6.83	6.92	(.07)	(.11)	(.18)	25.34	37.37	2		.24	.18	.61	.40
10/31/2020	17.12	.11	2.26	2.37	(.18)	(.71)	(.89)	18.60	14.11	1		.42	.35	.79	.63
10/31/2019	16.00	.09	1.90	1.99	(.22)	(.65)	(.87)	17.12	13.57	1		.43	.36	.79	.56
Class ABLE-F-2:
10/31/2023	17.44	.17	1.64	1.81	(.19)	(1.19)	(1.38)	17.87	11.08	—	[8]	.13	.07	.51	.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17)	(.71)	(.88)	17.44	(28.96)	—	[8]	.12	.06	.50	.70
10/31/2021	18.70	.10	6.87	6.97	(.12)	(.11)	(.23)	25.44	37.51	—	[8]	.12	.05	.48	.40
10/31/2020[10,11]	18.70	—	—	—	—	—	—	18.70	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4		.98	.98	1.42	.12
10/31/2022	24.95	(.01)	(7.19)	(7.20)	—	(.71)	(.71)	17.04	(29.68)	4		1.02	1.02	1.46	(.07)
10/31/2021	18.42	(.09)	6.73	6.64	—	(.11)	(.11)	24.95	36.17	6		1.02	1.02	1.45	(.38)
10/31/2020	16.95	.03	2.20	2.23	(.05)	(.71)	(.76)	18.42	13.37	5		1.06	1.06	1.50	.16
10/31/2019	15.78	.05	1.82	1.87	(.05)	(.65)	(.70)	16.95	12.74	5		1.10	1.10	1.53	.32
Class R-2:
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98		1.10	1.10	1.54	.03
10/31/2022	24.72	(.03)	(7.11)	(7.14)	—	(.71)	(.71)	16.87	(29.71)	92		1.10	1.10	1.54	(.16)
10/31/2021	18.26	(.11)	6.68	6.57	—	(.11)	(.11)	24.72	36.10	134		1.10	1.10	1.53	(.47)
10/31/2020	16.82	.02	2.18	2.20	(.05)	(.71)	(.76)	18.26	13.27	98		1.11	1.11	1.55	.11
10/31/2019	15.67	.05	1.80	1.85	(.05)	(.65)	(.70)	16.82	12.72	89		1.12	1.12	1.55	.33
Class R-2E:
10/31/2023	17.17	.05	1.61	1.66	(.06)	(1.19)	(1.25)	17.58	10.25	5		.81	.81	1.25	.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01)	(.71)	(.72)	17.17	(29.52)	5		.82	.82	1.26	.10
10/31/2021	18.48	(.03)	6.75	6.72	—	(.11)	(.11)	25.09	36.49	7		.82	.82	1.25	(.15)
10/31/2020	16.99	.06	2.21	2.27	(.07)	(.71)	(.78)	18.48	13.57	6		.82	.82	1.26	.33
10/31/2019	15.86	.10	1.82	1.92	(.14)	(.65)	(.79)	16.99	13.13	5		.83	.83	1.26	.60

Refer to the end of the tables for footnotes.

66	American Funds Portfolio Series

Financial highlights (continued)

Global Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2023	$17.25	$.08	$1.61	$1.69	$(.08)	$(1.19)	$(1.27)	$17.67	10.46%	$79	.65%	.65%	1.09%	.45%
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04)	(.71)	(.75)	17.25	(29.40)	68	.65	.65	1.09	.28
10/31/2021	18.53	(.01)	6.79	6.78	(.01)	(.11)	(.12)	25.19	36.73	94	.65	.65	1.08	(.03)
10/31/2020	17.05	.09	2.21	2.30	(.11)	(.71)	(.82)	18.53	13.72	62	.67	.67	1.11	.51
10/31/2019	15.88	.12	1.82	1.94	(.12)	(.65)	(.77)	17.05	13.28	52	.67	.67	1.10	.76
Class R-4:
10/31/2023	17.39	.14	1.62	1.76	(.14)	(1.19)	(1.33)	17.82	10.82	43	.36	.36	.80	.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11)	(.71)	(.82)	17.39	(29.20)	38	.33	.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07)	(.11)	(.18)	25.39	37.12	49	.34	.34	.77	.27
10/31/2020	17.17	.15	2.23	2.38	(.17)	(.71)	(.88)	18.67	14.13	32	.35	.35	.79	.89
10/31/2019	15.99	.17	1.83	2.00	(.17)	(.65)	(.82)	17.17	13.59	24	.37	.37	.80	1.05
Class R-5E:
10/31/2023	17.40	.16	1.63	1.79	(.18)	(1.19)	(1.37)	17.82	10.98	23	.15	.15	.59	.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16)	(.71)	(.87)	17.40	(29.05)	17	.16	.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10)	(.11)	(.21)	25.40	37.39	18	.15	.15	.58	.44
10/31/2020	17.17	.16	2.25	2.41	(.20)	(.71)	(.91)	18.67	14.31	9	.16	.16	.60	.91
10/31/2019	16.00	.17	1.86	2.03	(.21)	(.65)	(.86)	17.17	13.89	6	.16	.16	.59	1.02
Class R-5:
10/31/2023	17.63	.19	1.64	1.83	(.19)	(1.19)	(1.38)	18.08	11.12	14	.06	.06	.50	1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17)	(.71)	(.88)	17.63	(28.99)	12	.06	.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11)	(.11)	(.22)	25.72	37.49	17	.06	.06	.49	.55
10/31/2020	17.36	.20	2.26	2.46	(.21)	(.71)	(.92)	18.90	14.47	11	.07	.07	.51	1.14
10/31/2019	16.16	.23	1.84	2.07	(.22)	(.65)	(.87)	17.36	13.94	9	.08	.08	.51	1.38
Class R-6:
10/31/2023	17.68	.20	1.65	1.85	(.21)	(1.19)	(1.40)	18.13	11.15	126	.01	.01	.45	1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19)	(.71)	(.90)	17.68	(28.95)	106	.01	.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12)	(.11)	(.23)	25.79	37.63	146	.01	.01	.44	.60
10/31/2020	17.40	.21	2.26	2.47	(.22)	(.71)	(.93)	18.94	14.49	91	.02	.02	.46	1.18
10/31/2019	16.20	.22	1.85	2.07	(.22)	(.65)	(.87)	17.40	13.98	79	.03	.03	.46	1.36

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2023	$19.25	$.09	$1.77	$1.86	$(.06)	$(1.69)	$(1.75)	$19.36	10.73%	$8,407		.37%		.37%		.75%		.44%
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01)	(.90)	(.91)	19.25	(28.11)	7,384		.36		.36		.73		.16
10/31/2021	20.30	.06	8.12	8.18	(.10)	(.69)	(.79)	27.69	41.12	9,462		.36		.36		.73		.25
10/31/2020	18.76	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.30	14.43	6,049		.38		.38		.74		.71
10/31/2019	17.89	.16	1.70	1.86	(.16)	(.83)	(.99)	18.76	11.42	4,894		.40		.40		.78		.87
Class C:
10/31/2023	18.60	(.06)	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91	1,006		1.12		1.12		1.50		(.29)
10/31/2022	26.98	(.12)	(7.36)	(7.48)	—	(.90)	(.90)	18.60	(28.67)	1,011		1.11		1.11		1.48		(.58)
10/31/2021	19.86	(.12)	7.93	7.81	—	(.69)	(.69)	26.98	40.02	1,483		1.10		1.10		1.47		(.47)
10/31/2020	18.38	— [6]	2.45	2.45	(.03)	(.94)	(.97)	19.86	13.62	1,099		1.12		1.12		1.48		—	[9]
10/31/2019	17.54	.03	1.67	1.70	(.03)	(.83)	(.86)	18.38	10.55	990		1.14		1.14		1.52		.14
Class T:
10/31/2023	19.30	.15	1.77	1.92	(.11)	(1.69)	(1.80)	19.42	11.08 [7]	—	[8]	.09	[7]	.09	[7]	.47	[7]	.76	[7]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06)	(.90)	(.96)	19.30	(27.91)[7]	—	[8]	.10	[7]	.10	[7]	.47	[7]	.44	[7]
10/31/2021	20.34	.13	8.11	8.24	(.15)	(.69)	(.84)	27.74	41.37 [7]	—	[8]	.13	[7]	.13	[7]	.50	[7]	.50	[7]
10/31/2020	18.78	.20	2.51	2.71	(.21)	(.94)	(1.15)	20.34	14.79 [7]	—	[8]	.13	[7]	.13	[7]	.49	[7]	1.03	[7]
10/31/2019	17.92	.21	1.68	1.89	(.20)	(.83)	(1.03)	18.78	11.66 [7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.19	[7]
Class F-1:
10/31/2023	19.25	.09	1.78	1.87	(.05)	(1.69)	(1.74)	19.38	10.75	91		.37		.37		.75		.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90)	(.90)	19.25	(28.11)	95		.38		.38		.75		.15
10/31/2021	20.30	.08	8.09	8.17	(.10)	(.69)	(.79)	27.68	41.05	127		.37		.37		.74		.31
10/31/2020	18.75	.14	2.51	2.65	(.16)	(.94)	(1.10)	20.30	14.48	115		.38		.38		.74		.73
10/31/2019	17.88	.16	1.70	1.86	(.16)	(.83)	(.99)	18.75	11.40	101		.39		.39		.77		.92
Class F-2:
10/31/2023	19.38	.14	1.78	1.92	(.11)	(1.69)	(1.80)	19.50	11.01	1,064		.11		.11		.49		.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07)	(.90)	(.97)	19.38	(27.92)	967		.12		.12		.49		.41
10/31/2021	20.42	.12	8.16	8.28	(.15)	(.69)	(.84)	27.86	41.43	1,287		.11		.11		.48		.49
10/31/2020	18.86	.18	2.53	2.71	(.21)	(.94)	(1.15)	20.42	14.74	779		.12		.12		.48		.96
10/31/2019	17.98	.20	1.71	1.91	(.20)	(.83)	(1.03)	18.86	11.73	614		.12		.12		.50		1.12
Class F-3:
10/31/2023	19.35	.17	1.76	1.93	(.13)	(1.69)	(1.82)	19.46	11.12	223		.01		.01		.39		.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09)	(.90)	(.99)	19.35	(27.84)	237		.01		.01		.38		.51
10/31/2021	20.38	.14	8.15	8.29	(.17)	(.69)	(.86)	27.81	41.58	290		.01		.01		.38		.55
10/31/2020	18.82	.20	2.53	2.73	(.23)	(.94)	(1.17)	20.38	14.89	161		.01		.01		.37		1.06
10/31/2019	17.95	.21	1.71	1.92	(.22)	(.83)	(1.05)	18.82	11.81	125		.02		.02		.40		1.16

Refer to the end of the tables for footnotes.

68	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2023	$19.21	$.08	$1.77	$1.85	$(.05)	$(1.69)	$(1.74)	$19.32	10.70%		$1,876		.41%		.41%		.79%		.39%
10/31/2022	27.63	.03	(7.55)	(7.52)	— [6]	(.90)	(.90)	19.21	(28.12)		1,604		.40		.40		.77		.12
10/31/2021	20.26	.05	8.11	8.16	(.10)	(.69)	(.79)	27.63	41.07		2,002		.39		.39		.76		.21
10/31/2020	18.73	.12	2.51	2.63	(.16)	(.94)	(1.10)	20.26	14.37		1,253		.42		.42		.78		.64
10/31/2019	17.87	.15	1.69	1.84	(.15)	(.83)	(.98)	18.73	11.33		912		.44		.44		.82		.82
Class 529-C:
10/31/2023	18.57	(.07)	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87		98		1.18		1.18		1.56		(.35)
10/31/2022	26.94	(.13)	(7.34)	(7.47)	—	(.90)	(.90)	18.57	(28.67)		101		1.16		1.16		1.53		(.62)
10/31/2021	19.84	(.12)	7.91	7.79	—	(.69)	(.69)	26.94	39.96		156		1.14		1.14		1.51		(.51)
10/31/2020	18.36	.02	2.41	2.43	(.01)	(.94)	(.95)	19.84	13.53		127		1.18		1.18		1.54		.08
10/31/2019	17.51	.02	1.67	1.69	(.01)	(.83)	(.84)	18.36	10.51		196		1.19		1.19		1.57		.11
Class 529-E:
10/31/2023	18.99	.03	1.76	1.79	(.01)	(1.69)	(1.70)	19.08	10.47		69		.63		.63		1.01		.18
10/31/2022	27.39	(.02)	(7.48)	(7.50)	—	(.90)	(.90)	18.99	(28.30)		59		.61		.61		.98		(.09)
10/31/2021	20.10	(.01)	8.04	8.03	(.05)	(.69)	(.74)	27.39	40.74		74		.61		.61		.98		(.02)
10/31/2020	18.59	.09	2.48	2.57	(.12)	(.94)	(1.06)	20.10	14.16		46		.63		.63		.99		.48
10/31/2019	17.73	.11	1.69	1.80	(.11)	(.83)	(.94)	18.59	11.15		39		.64		.64		1.02		.63
Class 529-T:
10/31/2023	19.29	.13	1.77	1.90	(.10)	(1.69)	(1.79)	19.40	10.96	[7]	—	[8]	.16	[7]	.16	[7]	.54	[7]	.66	[7]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05)	(.90)	(.95)	19.29	(27.96)[7]		—	[8]	.15	[7]	.15	[7]	.52	[7]	.38	[7]
10/31/2021	20.33	.11	8.12	8.23	(.14)	(.69)	(.83)	27.73	41.33	[7]	—	[8]	.17	[7]	.17	[7]	.54	[7]	.44	[7]
10/31/2020	18.78	.18	2.51	2.69	(.20)	(.94)	(1.14)	20.33	14.69	[7]	—	[8]	.18	[7]	.18	[7]	.54	[7]	.94	[7]
10/31/2019	17.91	.20	1.69	1.89	(.19)	(.83)	(1.02)	18.78	11.64	[7]	—	[8]	.18	[7]	.18	[7]	.56	[7]	1.12	[7]
Class 529-F-1:
10/31/2023	19.31	.12	1.78	1.90	(.09)	(1.69)	(1.78)	19.43	10.96	[7]	—	[8]	.19	[7]	.19	[7]	.57	[7]	.62	[7]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05)	(.90)	(.95)	19.31	(27.97)[7]		—	[8]	.20	[7]	.20	[7]	.57	[7]	.34	[7]
10/31/2021	20.37	.10	8.14	8.24	(.16)	(.69)	(.85)	27.76	41.34	[7]	—	[8]	.18	[7]	.18	[7]	.55	[7]	.41	[7]
10/31/2020	18.82	.17	2.52	2.69	(.20)	(.94)	(1.14)	20.37	14.67	[7]	—	[8]	.18	[7]	.18	[7]	.54	[7]	.89	[7]
10/31/2019	17.95	.18	1.71	1.89	(.19)	(.83)	(1.02)	18.82	11.62		115		.19		.19		.57		1.02
Class 529-F-2:
10/31/2023	19.26	.13	1.78	1.91	(.11)	(1.69)	(1.80)	19.37	11.02		289		.12		.12		.50		.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06)	(.90)	(.96)	19.26	(27.94)		232		.13		.13		.50		.40
10/31/2021	20.30	.11	8.11	8.22	(.14)	(.69)	(.83)	27.69	41.36		289		.16		.16		.53		.42
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—		165		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2023	$19.25	$.15	$1.77	$1.92	$(.12)	$(1.69)	$(1.81)	$19.36	11.10%	$—	[8]	.07%	.07%	.45%	.74%
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08)	(.90)	(.98)	19.25	(27.90)	—	[8]	.07	.07	.44	.46
10/31/2021	20.30	.14	8.10	8.24	(.17)	(.69)	(.86)	27.68	41.48	—	[8]	.11	.07	.44	.55
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	19.18	.10	1.78	1.88	(.08)	(1.69)	(1.77)	19.29	10.90	11		.32	.26	.64	.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04)	(.90)	(.94)	19.18	(28.02)	7		.31	.25	.62	.23
10/31/2021	20.21	.09	8.09	8.18	(.11)	(.69)	(.80)	27.59	41.33	6		.24	.18	.55	.35
10/31/2020	18.69	.11	2.53	2.64	(.18)	(.94)	(1.12)	20.21	14.48	3		.41	.35	.71	.57
10/31/2019	17.88	.10	1.75	1.85	(.21)	(.83)	(1.04)	18.69	11.45	1		.43	.36	.74	.53
Class ABLE-F-2:
10/31/2023	19.27	.13	1.79	1.92	(.12)	(1.69)	(1.81)	19.38	11.07	—	[8]	.12	.06	.44	.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08)	(.90)	(.98)	19.27	(27.91)	—	[8]	.11	.05	.42	.41
10/31/2021	20.30	.09	8.18	8.27	(.17)	(.69)	(.86)	27.71	41.63	—	[8]	.11	.04	.41	.34
10/31/2020[10,11]	20.30	—	—	—	—	—	—	20.30	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	18.66	(.05)	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38		1.10	1.10	1.48	(.28)
10/31/2022	27.05	(.12)	(7.37)	(7.49)	—	(.90)	(.90)	18.66	(28.63)	34		1.10	1.10	1.47	(.57)
10/31/2021	19.91	(.12)	7.95	7.83	—	(.69)	(.69)	27.05	40.02	45		1.10	1.10	1.47	(.50)
10/31/2020	18.44	— [6]	2.46	2.46	(.05)	(.94)	(.99)	19.91	13.64	29		1.11	1.11	1.47	(.03)
10/31/2019	17.62	.02	1.69	1.71	(.06)	(.83)	(.89)	18.44	10.59	23		1.11	1.11	1.49	.10
Class R-2:
10/31/2023	18.59	(.05)	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212		1.09	1.09	1.47	(.27)
10/31/2022	26.96	(.12)	(7.35)	(7.47)	—	(.90)	(.90)	18.59	(28.65)	197		1.10	1.10	1.47	(.55)
10/31/2021	19.84	(.11)	7.92	7.81	—	(.69)	(.69)	26.96	40.07	321		1.09	1.09	1.46	(.47)
10/31/2020	18.37	— [6]	2.45	2.45	(.04)	(.94)	(.98)	19.84	13.64	230		1.10	1.10	1.46	.02
10/31/2019	17.53	.03	1.67	1.70	(.03)	(.83)	(.86)	18.37	10.60	200		1.10	1.10	1.48	.17
Class R-2E:
10/31/2023	18.84	— [6]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11		.81	.81	1.19	(.01)
10/31/2022	27.22	(.05)	(7.43)	(7.48)	—	(.90)	(.90)	18.84	(28.41)	9		.82	.82	1.19	(.24)
10/31/2021	19.98	(.04)	7.98	7.94	(.01)	(.69)	(.70)	27.22	40.44	15		.81	.81	1.18	(.15)
10/31/2020	18.50	.07	2.44	2.51	(.09)	(.94)	(1.03)	19.98	13.89	10		.82	.82	1.18	.36
10/31/2019	17.65	.07	1.70	1.77	(.09)	(.83)	(.92)	18.50	10.97	10		.82	.82	1.20	.39

Refer to the end of the tables for footnotes.

70	American Funds Portfolio Series

Financial highlights (continued)

Growth Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2023	$19.01	$.03	$1.76	$1.79	$— [6]	$(1.69)	$(1.69)	$19.11	10.45%	$218	.65%	.65%	1.03%	.15%
10/31/2022	27.42	(.03)	(7.48)	(7.51)	—	(.90)	(.90)	19.01	(28.31)	180	.65	.65	1.02	(.12)
10/31/2021	20.12	(.01)	8.05	8.04	(.05)	(.69)	(.74)	27.42	40.69	235	.65	.65	1.02	(.05)
10/31/2020	18.61	.08	2.49	2.57	(.12)	(.94)	(1.06)	20.12	14.12	158	.66	.66	1.02	.44
10/31/2019	17.75	.11	1.69	1.80	(.11)	(.83)	(.94)	18.61	11.09	129	.67	.67	1.05	.61
Class R-4:
10/31/2023	19.23	.09	1.77	1.86	(.06)	(1.69)	(1.75)	19.34	10.76	83	.34	.34	.72	.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90)	(.90)	19.23	(28.08)	76	.34	.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10)	(.69)	(.79)	27.64	41.09	102	.35	.35	.72	.26
10/31/2020	18.73	.14	2.50	2.64	(.16)	(.94)	(1.10)	20.27	14.47	72	.36	.36	.72	.73
10/31/2019	17.86	.16	1.70	1.86	(.16)	(.83)	(.99)	18.73	11.44	60	.36	.36	.74	.92
Class R-5E:
10/31/2023	19.24	.12	1.78	1.90	(.11)	(1.69)	(1.80)	19.34	10.96	58	.15	.15	.53	.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06)	(.90)	(.96)	19.24	(27.95)	42	.15	.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15)	(.69)	(.84)	27.67	41.36	40	.15	.15	.52	.48
10/31/2020	18.75	.16	2.53	2.69	(.21)	(.94)	(1.15)	20.29	14.70	25	.16	.16	.52	.84
10/31/2019	17.88	.17	1.73	1.90	(.20)	(.83)	(1.03)	18.75	11.69	16	.16	.16	.54	.97
Class R-5:
10/31/2023	19.49	.15	1.79	1.94	(.12)	(1.69)	(1.81)	19.62	11.08	33	.06	.06	.44	.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08)	(.90)	(.98)	19.49	(27.89)	30	.06	.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16)	(.69)	(.85)	28.01	41.53	41	.06	.06	.43	.56
10/31/2020	18.95	.20	2.53	2.73	(.22)	(.94)	(1.16)	20.52	14.78	29	.06	.06	.42	1.04
10/31/2019	18.06	.22	1.71	1.93	(.21)	(.83)	(1.04)	18.95	11.78	24	.07	.07	.45	1.20
Class R-6:
10/31/2023	19.45	.15	1.79	1.94	(.13)	(1.69)	(1.82)	19.57	11.11	210	.01	.01	.39	.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09)	(.90)	(.99)	19.45	(27.84)	161	.01	.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17)	(.69)	(.86)	27.95	41.57	186	.01	.01	.38	.60
10/31/2020	18.91	.21	2.53	2.74	(.23)	(.94)	(1.17)	20.48	14.87	119	.02	.02	.38	1.08
10/31/2019	18.03	.21	1.72	1.93	(.22)	(.83)	(1.05)	18.91	11.81	132	.02	.02	.40	1.15

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	71

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$15.38	$.33	$.87	$1.20	$(.33)	$(.66)	$(.99)	$15.59	8.10%	$9,394		.33%		.33%		.67%		2.08%
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27)	(.74)	(1.01)	15.38	(17.38)	8,590		.34		.34		.67		1.58
10/31/2021	15.64	.23	4.44	4.67	(.26)	(.42)	(.68)	19.63	30.44	9,886		.34		.34		.66		1.24
10/31/2020	15.29	.28	.91	1.19	(.29)	(.55)	(.84)	15.64	7.92	6,851		.34		.34		.66		1.81
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.02	6,248		.36		.36		.68		2.04
Class C:
10/31/2023	15.27	.21	.87	1.08	(.21)	(.66)	(.87)	15.48	7.34	1,007		1.08		1.08		1.42		1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.27	(17.98)	1,097		1.07		1.07		1.40		.84
10/31/2021	15.53	.09	4.42	4.51	(.13)	(.42)	(.55)	19.49	29.51	1,489		1.07		1.07		1.39		.52
10/31/2020	15.19	.16	.90	1.06	(.17)	(.55)	(.72)	15.53	7.10	1,237		1.08		1.08		1.40		1.09
10/31/2019	14.54	.19	1.20	1.39	(.20)	(.54)	(.74)	15.19	10.20	1,262		1.09		1.09		1.41		1.31
Class T:
10/31/2023	15.38	.38	.88	1.26	(.38)	(.66)	(1.04)	15.60	8.47 [7]	—	[8]	.05	[7]	.05	[7]	.39	[7]	2.39	[7]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)[7]	—	[8]	.07	[7]	.07	[7]	.40	[7]	1.86	[7]
10/31/2021	15.64	.28	4.43	4.71	(.30)	(.42)	(.72)	19.63	30.75 [7]	—	[8]	.09	[7]	.09	[7]	.41	[7]	1.50	[7]
10/31/2020	15.29	.32	.91	1.23	(.33)	(.55)	(.88)	15.64	8.21 [7]	—	[8]	.08	[7]	.08	[7]	.40	[7]	2.10	[7]
10/31/2019	14.63	.34	1.20	1.54	(.34)	(.54)	(.88)	15.29	11.33 [7]	—	[8]	.08	[7]	.08	[7]	.40	[7]	2.35	[7]
Class F-1:
10/31/2023	15.38	.33	.87	1.20	(.33)	(.66)	(.99)	15.59	8.05	174		.37		.37		.71		2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26)	(.74)	(1.00)	15.38	(17.41)	175		.38		.38		.71		1.54
10/31/2021	15.64	.22	4.44	4.66	(.25)	(.42)	(.67)	19.63	30.39	215		.37		.37		.69		1.23
10/31/2020	15.29	.27	.91	1.18	(.28)	(.55)	(.83)	15.64	7.88	198		.37		.37		.69		1.78
10/31/2019	14.63	.30	1.20	1.50	(.30)	(.54)	(.84)	15.29	11.00	180		.38		.38		.70		2.01
Class F-2:
10/31/2023	15.40	.37	.88	1.25	(.37)	(.66)	(1.03)	15.62	8.39	1,132		.11		.11		.45		2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31)	(.74)	(1.05)	15.40	(17.21)	1,077		.12		.12		.45		1.81
10/31/2021	15.66	.27	4.45	4.72	(.30)	(.42)	(.72)	19.66	30.75	1,273		.11		.11		.43		1.47
10/31/2020	15.31	.31	.91	1.22	(.32)	(.55)	(.87)	15.66	8.15	818		.12		.12		.44		2.04
10/31/2019	14.65	.33	1.21	1.54	(.34)	(.54)	(.88)	15.31	11.27	714		.12		.12		.44		2.26
Class F-3:
10/31/2023	15.39	.39	.86	1.25	(.38)	(.66)	(1.04)	15.60	8.44	262		.01		.01		.35		2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32)	(.74)	(1.06)	15.39	(17.09)	252		.01		.01		.34		1.91
10/31/2021	15.64	.29	4.45	4.74	(.32)	(.42)	(.74)	19.64	30.92	269		.01		.01		.33		1.55
10/31/2020	15.30	.33	.90	1.23	(.34)	(.55)	(.89)	15.64	8.21	120		.01		.01		.33		2.15
10/31/2019	14.64	.35	1.20	1.55	(.35)	(.54)	(.89)	15.30	11.40	107		.01		.01		.33		2.36

Refer to the end of the tables for footnotes.

72	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$15.37	$.32	$.88	$1.20	$(.33)	$(.66)	$(.99)	$15.58	8.06%		$1,033		.38%		.38%		.72%		2.03%
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)		925		.36		.36		.69		1.56
10/31/2021	15.63	.22	4.45	4.67	(.26)	(.42)	(.68)	19.62	30.42		1,042		.37		.37		.69		1.22
10/31/2020	15.28	.27	.91	1.18	(.28)	(.55)	(.83)	15.63	7.89		730		.38		.38		.70		1.75
10/31/2019	14.62	.29	1.21	1.50	(.30)	(.54)	(.84)	15.28	10.99		591		.39		.39		.71		2.00
Class 529-C:
10/31/2023	15.30	.20	.88	1.08	(.20)	(.66)	(.86)	15.52	7.32		61		1.14		1.14		1.48		1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12)	(.74)	(.86)	15.30	(18.05)		65		1.13		1.13		1.46		.78
10/31/2021	15.56	.08	4.42	4.50	(.11)	(.42)	(.53)	19.53	29.42		93		1.12		1.12		1.44		.46
10/31/2020	15.20	.17	.89	1.06	(.15)	(.55)	(.70)	15.56	7.09		86		1.14		1.14		1.46		1.14
10/31/2019	14.55	.18	1.20	1.38	(.19)	(.54)	(.73)	15.20	10.13		164		1.15		1.15		1.47		1.26
Class 529-E:
10/31/2023	15.33	.29	.87	1.16	(.29)	(.66)	(.95)	15.54	7.84		40		.60		.60		.94		1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22)	(.74)	(.96)	15.33	(17.60)		35		.60		.60		.93		1.33
10/31/2021	15.59	.18	4.43	4.61	(.21)	(.42)	(.63)	19.57	30.14		42		.60		.60		.92		.99
10/31/2020	15.25	.24	.90	1.14	(.25)	(.55)	(.80)	15.59	7.59		31		.61		.61		.93		1.55
10/31/2019	14.59	.26	1.21	1.47	(.27)	(.54)	(.81)	15.25	10.77		27		.62		.62		.94		1.78
Class 529-T:
10/31/2023	15.38	.37	.88	1.25	(.37)	(.66)	(1.03)	15.60	8.40	[7]	—	[8]	.13	[7]	.13	[7]	.47	[7]	2.28	[7]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30)	(.74)	(1.04)	15.38	(17.19)[7]		—	[8]	.11	[7]	.11	[7]	.44	[7]	1.80	[7]
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.68	[7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	1.45	[7]
10/31/2020	15.29	.31	.91	1.22	(.32)	(.55)	(.87)	15.64	8.15	[7]	—	[8]	.13	[7]	.13	[7]	.45	[7]	2.02	[7]
10/31/2019	14.63	.33	1.21	1.54	(.34)	(.54)	(.88)	15.29	11.26	[7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	2.26	[7]
Class 529-F-1:
10/31/2023	15.38	.36	.88	1.24	(.36)	(.66)	(1.02)	15.60	8.34	[7]	—	[8]	.17	[7]	.17	[7]	.51	[7]	2.24	[7]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29)	(.74)	(1.03)	15.38	(17.29)[7]		—	[8]	.19	[7]	.19	[7]	.52	[7]	1.73	[7]
10/31/2021	15.65	.23	4.47	4.70	(.29)	(.42)	(.71)	19.64	30.62	[7]	—	[8]	.17	[7]	.17	[7]	.49	[7]	1.27	[7]
10/31/2020	15.30	.30	.92	1.22	(.32)	(.55)	(.87)	15.65	8.14	[7]	—	[8]	.14	[7]	.14	[7]	.46	[7]	2.00	[7]
10/31/2019	14.64	.33	1.21	1.54	(.34)	(.54)	(.88)	15.30	11.25		56		.15		.15		.47		2.22
Class 529-F-2:
10/31/2023	15.38	.37	.87	1.24	(.37)	(.66)	(1.03)	15.59	8.35		141		.10		.10		.44		2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.18)		110		.11		.11		.44		1.81
10/31/2021	15.64	.27	4.44	4.71	(.30)	(.42)	(.72)	19.63	30.70		113		.13		.13		.45		1.45
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—		67		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	73

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2023	$15.38	$.37	$.88	$1.25	$(.37)	$(.66)	$(1.03)	$15.60	8.45%	$—	[8]	.07%	.07%	.41%	2.34%
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.38	(17.15)	—	[8]	.07	.07	.40	1.85
10/31/2021	15.64	.28	4.44	4.72	(.31)	(.42)	(.73)	19.63	30.78	—	[8]	.12	.07	.39	1.52
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	15.38	.34	.89	1.23	(.34)	(.66)	(1.00)	15.61	8.28	8		.30	.25	.59	2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28)	(.74)	(1.02)	15.38	(17.32)	6		.29	.23	.56	1.67
10/31/2021	15.63	.26	4.44	4.70	(.28)	(.42)	(.70)	19.63	30.69	5		.21	.15	.47	1.41
10/31/2020	15.27	.27	.92	1.19	(.28)	(.55)	(.83)	15.63	7.97	2		.39	.32	.64	1.74
10/31/2019	14.62	.27	1.23	1.50	(.31)	(.54)	(.85)	15.27	11.02	1		.40	.34	.66	1.84
Class ABLE-F-2:
10/31/2023	15.39	.37	.89	1.26	(.37)	(.66)	(1.03)	15.62	8.48	—	[8]	.10	.04	.38	2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31)	(.74)	(1.05)	15.39	(17.15)	—	[8]	.09	.04	.37	1.89
10/31/2021	15.64	.30	4.43	4.73	(.31)	(.42)	(.73)	19.64	30.86	—	[8]	.09	.03	.35	1.59
10/31/2020[10,11]	15.64	—	—	—	—	—	—	15.64	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	15.28	.21	.88	1.09	(.21)	(.66)	(.87)	15.50	7.37	19		1.10	1.10	1.44	1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13)	(.74)	(.87)	15.28	(18.01)	20		1.08	1.08	1.41	.84
10/31/2021	15.55	.09	4.42	4.51	(.13)	(.42)	(.55)	19.51	29.48	24		1.09	1.09	1.41	.50
10/31/2020	15.21	.16	.91	1.07	(.18)	(.55)	(.73)	15.55	7.11	17		1.10	1.10	1.42	1.04
10/31/2019	14.57	.18	1.20	1.38	(.20)	(.54)	(.74)	15.21	10.14	14		1.11	1.11	1.43	1.24
Class R-2:
10/31/2023	15.24	.21	.87	1.08	(.22)	(.66)	(.88)	15.44	7.32	195		1.08	1.08	1.42	1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13)	(.74)	(.87)	15.24	(18.01)	184		1.08	1.08	1.41	.83
10/31/2021	15.51	.09	4.41	4.50	(.13)	(.42)	(.55)	19.46	29.49	198		1.08	1.08	1.40	.51
10/31/2020	15.17	.16	.91	1.07	(.18)	(.55)	(.73)	15.51	7.12	159		1.08	1.08	1.40	1.08
10/31/2019	14.52	.19	1.20	1.39	(.20)	(.54)	(.74)	15.17	10.23	155		1.09	1.09	1.41	1.31
Class R-2E:
10/31/2023	15.32	.26	.87	1.13	(.26)	(.66)	(.92)	15.53	7.65	20		.81	.81	1.15	1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18)	(.74)	(.92)	15.32	(17.79)	16		.81	.81	1.14	1.14
10/31/2021	15.59	.14	4.43	4.57	(.18)	(.42)	(.60)	19.56	29.81	22		.81	.81	1.13	.78
10/31/2020	15.25	.21	.90	1.11	(.22)	(.55)	(.77)	15.59	7.38	16		.81	.81	1.13	1.37
10/31/2019	14.59	.22	1.22	1.44	(.24)	(.54)	(.78)	15.25	10.57	14		.81	.81	1.13	1.53

Refer to the end of the tables for footnotes.

74	American Funds Portfolio Series

Financial highlights (continued)

Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2023	$15.31	$.28	$.87	$1.15	$(.28)	$(.66)	$(.94)	$15.52	7.80%	$160	.65%	.65%	.99%	1.74%
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21)	(.74)	(.95)	15.31	(17.67)	139	.65	.65	.98	1.26
10/31/2021	15.58	.17	4.43	4.60	(.21)	(.42)	(.63)	19.55	30.03	169	.65	.65	.97	.93
10/31/2020	15.24	.23	.90	1.13	(.24)	(.55)	(.79)	15.58	7.54	117	.66	.66	.98	1.50
10/31/2019	14.58	.25	1.21	1.46	(.26)	(.54)	(.80)	15.24	10.72	110	.66	.66	.98	1.71
Class R-4:
10/31/2023	15.37	.33	.88	1.21	(.33)	(.66)	(.99)	15.59	8.16	72	.34	.34	.68	2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26)	(.74)	(1.00)	15.37	(17.40)	69	.34	.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26)	(.42)	(.68)	19.62	30.44	87	.35	.35	.67	1.23
10/31/2020	15.29	.28	.90	1.18	(.29)	(.55)	(.84)	15.63	7.84	65	.35	.35	.67	1.83
10/31/2019	14.63	.29	1.21	1.50	(.30)	(.54)	(.84)	15.29	11.02	70	.36	.36	.68	2.00
Class R-5E:
10/31/2023	15.36	.36	.87	1.23	(.36)	(.66)	(1.02)	15.57	8.31	30	.15	.15	.49	2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30)	(.74)	(1.04)	15.36	(17.23)	22	.15	.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29)	(.42)	(.71)	19.61	30.71	17	.15	.15	.47	1.47
10/31/2020	15.28	.30	.91	1.21	(.32)	(.55)	(.87)	15.62	8.07	15	.16	.16	.48	1.94
10/31/2019	14.62	.31	1.22	1.53	(.33)	(.54)	(.87)	15.28	11.26	10	.16	.16	.48	2.12
Class R-5:
10/31/2023	15.44	.38	.88	1.26	(.38)	(.66)	(1.04)	15.66	8.43	24	.06	.06	.40	2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31)	(.74)	(1.05)	15.44	(17.17)	24	.06	.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31)	(.42)	(.73)	19.71	30.80	33	.06	.06	.38	1.52
10/31/2020	15.35	.32	.91	1.23	(.33)	(.55)	(.88)	15.70	8.19	20	.07	.07	.39	2.12
10/31/2019	14.68	.35	1.21	1.56	(.35)	(.54)	(.89)	15.35	11.37	21	.07	.07	.39	2.35
Class R-6:
10/31/2023	15.41	.38	.88	1.26	(.38)	(.66)	(1.04)	15.63	8.50	409	.01	.01	.35	2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32)	(.74)	(1.06)	15.41	(17.11)	348	.01	.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32)	(.42)	(.74)	19.67	30.85	381	.01	.01	.33	1.57
10/31/2020	15.32	.33	.91	1.24	(.34)	(.55)	(.89)	15.67	8.26	251	.01	.01	.33	2.15
10/31/2019	14.66	.35	1.20	1.55	(.35)	(.54)	(.89)	15.32	11.38	208	.02	.02	.34	2.35

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	75

Financial highlights (continued)

Moderate Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$15.28	$.34	$.43	$.77	$(.32)	$(.58)	$(.90)	$15.15	5.17%	$7,949		.32%		.32%		.66%		2.17%
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29)	(.66)	(.95)	15.28	(15.02)	7,690		.33		.33		.66		1.64
10/31/2021	15.57	.26	3.56	3.82	(.31)	(.14)	(.45)	18.94	24.79	8,709		.34		.34		.66		1.43
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.92	6,238		.33		.33		.68		1.72
10/31/2019	14.29	.28	1.34	1.62	(.29)	(.35)	(.64)	15.27	11.86	5,621		.35		.35		.72		1.93
Class C:
10/31/2023	15.17	.22	.45	.67	(.21)	(.58)	(.79)	15.05	4.47	856		1.06		1.06		1.40		1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	992		1.06		1.06		1.39		.91
10/31/2021	15.47	.13	3.53	3.66	(.18)	(.14)	(.32)	18.81	23.85	1,330		1.06		1.06		1.38		.71
10/31/2020	15.17	.15	.63	.78	(.18)	(.30)	(.48)	15.47	5.18	1,129		1.07		1.07		1.42		1.01
10/31/2019	14.20	.18	1.32	1.50	(.18)	(.35)	(.53)	15.17	11.05	1,174		1.08		1.08		1.45		1.22
Class T:
10/31/2023	15.28	.39	.44	.83	(.37)	(.58)	(.95)	15.16	5.55 [7]	—	[8]	.02	[7]	.02	[7]	.36	[7]	2.49	[7]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.82)[7]	—	[8]	.05	[7]	.05	[7]	.38	[7]	1.93	[7]
10/31/2021	15.58	.31	3.55	3.86	(.35)	(.14)	(.49)	18.95	25.09 [7]	—	[8]	.06	[7]	.06	[7]	.38	[7]	1.71	[7]
10/31/2020	15.28	.31	.62	.93	(.33)	(.30)	(.63)	15.58	6.20 [7]	—	[8]	.07	[7]	.07	[7]	.42	[7]	2.00	[7]
10/31/2019	14.29	.33	1.33	1.66	(.32)	(.35)	(.67)	15.28	12.22 [7]	—	[8]	.08	[7]	.08	[7]	.45	[7]	2.22	[7]
Class F-1:
10/31/2023	15.28	.33	.45	.78	(.32)	(.58)	(.90)	15.16	5.18	96		.36		.36		.70		2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28)	(.66)	(.94)	15.28	(15.11)	104		.37		.37		.70		1.60
10/31/2021	15.57	.25	3.57	3.82	(.30)	(.14)	(.44)	18.95	24.80	135		.37		.37		.69		1.42
10/31/2020	15.27	.26	.62	.88	(.28)	(.30)	(.58)	15.57	5.88	148		.37		.37		.72		1.69
10/31/2019	14.29	.28	1.33	1.61	(.28)	(.35)	(.63)	15.27	11.82	152		.38		.38		.75		1.91
Class F-2:
10/31/2023	15.30	.37	.45	.82	(.36)	(.58)	(.94)	15.18	5.45	1,033		.11		.11		.45		2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.30	(14.86)	1,031		.11		.11		.44		1.86
10/31/2021	15.59	.30	3.56	3.86	(.34)	(.14)	(.48)	18.97	25.09	1,219		.11		.11		.43		1.66
10/31/2020	15.30	.30	.61	.91	(.32)	(.30)	(.62)	15.59	6.07	838		.11		.11		.46		1.95
10/31/2019	14.31	.31	1.35	1.66	(.32)	(.35)	(.67)	15.30	12.16	756		.12		.12		.49		2.14
Class F-3:
10/31/2023	15.28	.39	.44	.83	(.37)	(.58)	(.95)	15.16	5.56	281		.01		.01		.35		2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34)	(.66)	(1.00)	15.28	(14.79)	285		.01		.01		.34		1.95
10/31/2021	15.58	.31	3.56	3.87	(.36)	(.14)	(.50)	18.95	25.16	282		.01		.01		.33		1.73
10/31/2020	15.28	.31	.63	.94	(.34)	(.30)	(.64)	15.58	6.27	143		.01		.01		.36		2.04
10/31/2019	14.29	.33	1.34	1.67	(.33)	(.35)	(.68)	15.28	12.30	136		.01		.01		.38		2.23

Refer to the end of the tables for footnotes.

76	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$15.27	$.33	$.45	$.78	$(.32)	$(.58)	$(.90)	$15.15	5.20%		$549		.36%		.36%		.70%		2.13%
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29)	(.66)	(.95)	15.27	(15.10)		532		.35		.35		.68		1.62
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75		622		.36		.36		.68		1.40
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89		457		.37		.37		.72		1.68
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90		385		.38		.38		.75		1.91
Class 529-C:
10/31/2023	15.22	.22	.43	.65	(.19)	(.58)	(.77)	15.10	4.38		36		1.12		1.12		1.46		1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15)	(.66)	(.81)	15.22	(15.68)		46		1.11		1.11		1.44		.85
10/31/2021	15.51	.12	3.53	3.65	(.16)	(.14)	(.30)	18.86	23.77		65		1.11		1.11		1.43		.66
10/31/2020	15.20	.16	.61	.77	(.16)	(.30)	(.46)	15.51	5.11		65		1.12		1.12		1.47		1.03
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.03		118		1.13		1.13		1.50		1.17
Class 529-E:
10/31/2023	15.24	.30	.43	.73	(.28)	(.58)	(.86)	15.11	4.89		17		.60		.60		.94		1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24)	(.66)	(.90)	15.24	(15.24)		18		.59		.59		.92		1.37
10/31/2021	15.53	.21	3.55	3.76	(.26)	(.14)	(.40)	18.89	24.47		20		.59		.59		.91		1.18
10/31/2020	15.24	.23	.61	.84	(.25)	(.30)	(.55)	15.53	5.59		16		.59		.59		.94		1.49
10/31/2019	14.25	.25	1.34	1.59	(.25)	(.35)	(.60)	15.24	11.67		15		.61		.61		.98		1.69
Class 529-T:
10/31/2023	15.28	.38	.44	.82	(.36)	(.58)	(.94)	15.16	5.50	[7]	—	[8]	.07	[7]	.07	[7]	.41	[7]	2.41	[7]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.28	(14.88)[7]		—	[8]	.11	[7]	.11	[7]	.44	[7]	1.85	[7]
10/31/2021	15.57	.30	3.56	3.86	(.34)	(.14)	(.48)	18.95	25.11	[7]	—	[8]	.12	[7]	.12	[7]	.44	[7]	1.65	[7]
10/31/2020	15.28	.30	.61	.91	(.32)	(.30)	(.62)	15.57	6.07	[7]	—	[8]	.13	[7]	.13	[7]	.48	[7]	1.94	[7]
10/31/2019	14.29	.32	1.34	1.66	(.32)	(.35)	(.67)	15.28	12.16	[7]	—	[8]	.13	[7]	.13	[7]	.50	[7]	2.16	[7]
Class 529-F-1:
10/31/2023	15.30	.36	.45	.81	(.35)	(.58)	(.93)	15.18	5.38	[7]	—	[8]	.17	[7]	.17	[7]	.51	[7]	2.31	[7]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31)	(.66)	(.97)	15.30	(14.92)[7]		—	[8]	.18	[7]	.18	[7]	.51	[7]	1.78	[7]
10/31/2021	15.59	.26	3.60	3.86	(.34)	(.14)	(.48)	18.97	25.03	[7]	—	[8]	.16	[7]	.16	[7]	.48	[7]	1.48	[7]
10/31/2020	15.29	.30	.62	.92	(.32)	(.30)	(.62)	15.59	6.14	[7]	—	[8]	.12	[7]	.12	[7]	.47	[7]	1.93	[7]
10/31/2019	14.30	.31	1.35	1.66	(.32)	(.35)	(.67)	15.29	12.16		49		.13		.13		.50		2.15
Class 529-F-2:
10/31/2023	15.27	.37	.45	.82	(.36)	(.58)	(.94)	15.15	5.46		88		.11		.11		.45		2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.89)		83		.11		.11		.44		1.86
10/31/2021	15.57	.29	3.56	3.85	(.34)	(.14)	(.48)	18.94	25.05		87		.12		.12		.44		1.63
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—		56		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	77

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2023	$15.27	$.38	$.44	$.82	$(.36)	$(.58)	$(.94)	$15.15	5.50%	$—	[8]	.07%	.07%	.41%	2.41%
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33)	(.66)	(.99)	15.27	(14.86)	—	[8]	.07	.07	.40	1.89
10/31/2021	15.57	.30	3.56	3.86	(.35)	(.14)	(.49)	18.94	25.11	—	[8]	.12	.07	.39	1.69
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	15.28	.34	.45	.79	(.33)	(.58)	(.91)	15.16	5.27	7		.30	.24	.58	2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30)	(.66)	(.96)	15.28	(14.99)	5		.30	.24	.57	1.72
10/31/2021	15.57	.29	3.55	3.84	(.33)	(.14)	(.47)	18.94	24.94	4		.22	.16	.48	1.58
10/31/2020	15.26	.26	.64	.90	(.29)	(.30)	(.59)	15.57	5.96	2		.38	.32	.67	1.68
10/31/2019	14.29	.26	1.35	1.61	(.29)	(.35)	(.64)	15.26	11.85	1		.40	.33	.70	1.78
Class ABLE-F-2:
10/31/2023	15.29	.38	.45	.83	(.36)	(.58)	(.94)	15.18	5.55	1		.09	.03	.37	2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33)	(.66)	(.99)	15.29	(14.80)	—	[8]	.09	.03	.36	1.96
10/31/2021	15.57	.31	3.56	3.87	(.35)	(.14)	(.49)	18.95	25.18	—	[8]	.09	.02	.34	1.70
10/31/2020[10,11]	15.57	—	—	—	—	—	—	15.57	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	15.21	.22	.45	.67	(.21)	(.58)	(.79)	15.09	4.46	9		1.08	1.08	1.42	1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15)	(.66)	(.81)	15.21	(15.73)	9		1.09	1.09	1.42	.88
10/31/2021	15.51	.12	3.54	3.66	(.17)	(.14)	(.31)	18.86	23.83	12		1.10	1.10	1.42	.67
10/31/2020	15.20	.15	.62	.77	(.16)	(.30)	(.46)	15.51	5.13	10		1.11	1.11	1.46	.96
10/31/2019	14.22	.17	1.33	1.50	(.17)	(.35)	(.52)	15.20	11.04	13		1.12	1.12	1.49	1.20
Class R-2:
10/31/2023	15.17	.22	.44	.66	(.21)	(.58)	(.79)	15.04	4.40	120		1.08	1.08	1.42	1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16)	(.66)	(.82)	15.17	(15.67)	123		1.07	1.07	1.40	.90
10/31/2021	15.47	.12	3.54	3.66	(.18)	(.14)	(.32)	18.81	23.84	148		1.08	1.08	1.40	.69
10/31/2020	15.18	.15	.62	.77	(.18)	(.30)	(.48)	15.47	5.10	122		1.08	1.08	1.43	1.00
10/31/2019	14.20	.17	1.34	1.51	(.18)	(.35)	(.53)	15.18	11.11	124		1.10	1.10	1.47	1.20
Class R-2E:
10/31/2023	15.27	.26	.45	.71	(.25)	(.58)	(.83)	15.15	4.75	9		.81	.81	1.15	1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20)	(.66)	(.86)	15.27	(15.49)	9		.81	.81	1.14	1.15
10/31/2021	15.56	.18	3.55	3.73	(.22)	(.14)	(.36)	18.93	24.21	12		.81	.81	1.13	.98
10/31/2020	15.26	.19	.63	.82	(.22)	(.30)	(.52)	15.56	5.40	10		.82	.82	1.17	1.24
10/31/2019	14.28	.21	1.34	1.55	(.22)	(.35)	(.57)	15.26	11.38	11		.81	.81	1.18	1.42

Refer to the end of the tables for footnotes.

78	American Funds Portfolio Series

Financial highlights (continued)

Moderate Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2023	$15.24	$.29	$.43	$.72	$(.27)	$(.58)	$(.85)	$15.11	4.83%	$133	.65%	.65%	.99%	1.84%
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23)	(.66)	(.89)	15.24	(15.30)	129	.65	.65	.98	1.31
10/31/2021	15.53	.20	3.55	3.75	(.25)	(.14)	(.39)	18.89	24.40	171	.65	.65	.97	1.12
10/31/2020	15.23	.22	.62	.84	(.24)	(.30)	(.54)	15.53	5.60	140	.65	.65	1.00	1.41
10/31/2019	14.25	.24	1.33	1.57	(.24)	(.35)	(.59)	15.23	11.54	135	.66	.66	1.03	1.62
Class R-4:
10/31/2023	15.28	.34	.44	.78	(.32)	(.58)	(.90)	15.16	5.20	68	.35	.35	.69	2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28)	(.66)	(.94)	15.28	(15.06)	70	.35	.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30)	(.14)	(.44)	18.94	24.75	105	.35	.35	.67	1.41
10/31/2020	15.27	.26	.63	.89	(.29)	(.30)	(.59)	15.57	5.89	94	.36	.36	.71	1.73
10/31/2019	14.28	.28	1.34	1.62	(.28)	(.35)	(.63)	15.27	11.90	97	.36	.36	.73	1.92
Class R-5E:
10/31/2023	15.29	.36	.45	.81	(.35)	(.58)	(.93)	15.17	5.41	23	.15	.15	.49	2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32)	(.66)	(.98)	15.29	(14.91)	18	.16	.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34)	(.14)	(.48)	18.96	25.04	17	.16	.16	.48	1.62
10/31/2020	15.28	.29	.63	.92	(.32)	(.30)	(.62)	15.58	6.10	13	.16	.16	.51	1.88
10/31/2019	14.30	.30	1.34	1.64	(.31)	(.35)	(.66)	15.28	12.05	14	.16	.16	.53	2.08
Class R-5:
10/31/2023	15.32	.39	.44	.83	(.37)	(.58)	(.95)	15.20	5.50	27	.06	.06	.40	2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34)	(.66)	(1.00)	15.32	(14.80)	27	.06	.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35)	(.14)	(.49)	18.99	25.11	29	.06	.06	.38	1.71
10/31/2020	15.31	.31	.62	.93	(.33)	(.30)	(.63)	15.61	6.20	23	.06	.06	.41	2.00
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.21	22	.07	.07	.44	2.25
Class R-6:
10/31/2023	15.31	.39	.44	.83	(.37)	(.58)	(.95)	15.19	5.55	508	.01	.01	.35	2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34)	(.66)	(1.00)	15.31	(14.82)	483	.01	.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36)	(.14)	(.50)	18.99	25.17	546	.01	.01	.33	1.75
10/31/2020	15.31	.32	.62	.94	(.34)	(.30)	(.64)	15.61	6.25	407	.01	.01	.36	2.06
10/31/2019	14.32	.33	1.34	1.67	(.33)	(.35)	(.68)	15.31	12.27	409	.02	.02	.39	2.26

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	79

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$12.03	$.47	$(.12)	$.35	$(.47)	$(.18)	$(.65)	$11.73	2.81%	$4,953		.32%		.32%		.60%		3.86%
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40)	(.25)	(.65)	12.03	(9.81)	4,994		.33		.33		.62		3.05
10/31/2021	12.24	.36	2.08	2.44	(.41)	(.27)	(.68)	14.00	20.36	5,267		.33		.33		.60		2.68
10/31/2020	12.80	.41	(.38)	.03	(.42)	(.17)	(.59)	12.24	.23	3,910		.33		.33		.60		3.26
10/31/2019	12.22	.41	.75	1.16	(.41)	(.17)	(.58)	12.80	9.85	3,794		.34		.34		.63		3.28
Class C:
10/31/2023	11.96	.38	(.13)	.25	(.37)	(.18)	(.55)	11.66	2.04	478		1.06		1.06		1.34		3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.40)	581		1.05		1.05		1.34		2.33
10/31/2021	12.17	.27	2.05	2.32	(.31)	(.27)	(.58)	13.91	19.44	717		1.05		1.05		1.32		1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	622		1.06		1.06		1.33		2.54
10/31/2019	12.15	.32	.74	1.06	(.32)	(.17)	(.49)	12.72	9.02	696		1.07		1.07		1.36		2.56
Class T:
10/31/2023	12.04	.51	(.14)	.37	(.50)	(.18)	(.68)	11.73	2.99 [7]	—	[8]	.05	[7]	.05	[7]	.33	[7]	4.13	[7]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.47)[7]	—	[8]	.05	[7]	.05	[7]	.34	[7]	3.34	[7]
10/31/2021	12.25	.41	2.06	2.47	(.45)	(.27)	(.72)	14.00	20.60 [7]	—	[8]	.04	[7]	.04	[7]	.31	[7]	3.00	[7]
10/31/2020	12.80	.44	(.36)	.08	(.46)	(.17)	(.63)	12.25	.60 [7]	—	[8]	.05	[7]	.05	[7]	.32	[7]	3.55	[7]
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.15 [7]	—	[8]	.05	[7]	.05	[7]	.34	[7]	3.59	[7]
Class F-1:
10/31/2023	12.04	.47	(.13)	.34	(.46)	(.18)	(.64)	11.74	2.75	77		.37		.37		.65		3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39)	(.25)	(.64)	12.04	(9.83)	75		.37		.37		.66		3.02
10/31/2021	12.25	.36	2.07	2.43	(.40)	(.27)	(.67)	14.01	20.28	82		.37		.37		.64		2.70
10/31/2020	12.80	.40	(.37)	.03	(.41)	(.17)	(.58)	12.25	.26	87		.37		.37		.64		3.22
10/31/2019	12.23	.40	.74	1.14	(.40)	(.17)	(.57)	12.80	9.70	90		.38		.38		.67		3.25
Class F-2:
10/31/2023	12.05	.50	(.13)	.37	(.49)	(.18)	(.67)	11.75	3.02	573		.11		.11		.39		4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43)	(.25)	(.68)	12.05	(9.59)	574		.11		.11		.40		3.27
10/31/2021	12.26	.39	2.08	2.47	(.44)	(.27)	(.71)	14.02	20.58	546		.11		.11		.38		2.90
10/31/2020	12.81	.43	(.36)	.07	(.45)	(.17)	(.62)	12.26	.52	387		.12		.12		.39		3.48
10/31/2019	12.24	.44	.73	1.17	(.43)	(.17)	(.60)	12.81	9.98	411		.12		.12		.41		3.49
Class F-3:
10/31/2023	12.04	.51	(.14)	.37	(.50)	(.18)	(.68)	11.73	3.04	102		.01		.01		.29		4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44)	(.25)	(.69)	12.04	(9.44)	106		.01		.01		.30		3.35
10/31/2021	12.25	.40	2.07	2.47	(.45)	(.27)	(.72)	14.00	20.64	99		.01		.01		.28		2.98
10/31/2020	12.80	.45	(.37)	.08	(.46)	(.17)	(.63)	12.25	.63	60		.01		.01		.28		3.58
10/31/2019	12.22	.45	.74	1.19	(.44)	(.17)	(.61)	12.80	10.19	56		.02		.02		.31		3.63

Refer to the end of the tables for footnotes.

80	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2023	$12.03	$.47	$(.14)	$.33	$(.46)	$(.18)	$(.64)	$11.72	2.69%	$270		.36%		.36%		.64%		3.82%
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.03	(9.75)	267		.34		.34		.63		3.03
10/31/2021	12.24	.36	2.06	2.42	(.40)	(.27)	(.67)	13.99	20.25	289		.35		.35		.62		2.66
10/31/2020	12.79	.40	(.36)	.04	(.42)	(.17)	(.59)	12.24	.28	209		.37		.37		.64		3.20
10/31/2019	12.21	.40	.75	1.15	(.40)	(.17)	(.57)	12.79	9.83	176		.36		.36		.65		3.24
Class 529-C:
10/31/2023	11.98	.38	(.13)	.25	(.37)	(.18)	(.55)	11.68	1.99	23		1.11		1.11		1.39		3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29)	(.25)	(.54)	11.98	(10.44)	26		1.11		1.11		1.40		2.27
10/31/2021	12.19	.26	2.05	2.31	(.30)	(.27)	(.57)	13.93	19.35	34		1.10		1.10		1.37		1.92
10/31/2020	12.73	.32	(.37)	(.05)	(.32)	(.17)	(.49)	12.19	(.46)	30		1.11		1.11		1.38		2.58
10/31/2019	12.16	.31	.74	1.05	(.31)	(.17)	(.48)	12.73	8.96	54		1.12		1.12		1.41		2.49
Class 529-E:
10/31/2023	12.02	.44	(.13)	.31	(.43)	(.18)	(.61)	11.72	2.52	8		.59		.59		.87		3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36)	(.25)	(.61)	12.02	(9.99)	9		.59		.59		.88		2.80
10/31/2021	12.23	.33	2.07	2.40	(.38)	(.27)	(.65)	13.98	20.01	10		.58		.58		.85		2.42
10/31/2020	12.79	.37	(.37)	— [6]	(.39)	(.17)	(.56)	12.23	(.03)	7		.59		.59		.86		3.01
10/31/2019	12.21	.38	.74	1.12	(.37)	(.17)	(.54)	12.79	9.55	6		.59		.59		.88		3.07
Class 529-T:
10/31/2023	12.04	.50	(.14)	.36	(.49)	(.18)	(.67)	11.73	2.95 [7]	—	[8]	.10	[7]	.10	[7]	.38	[7]	4.07	[7]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.51)[7]	—	[8]	.09	[7]	.09	[7]	.38	[7]	3.29	[7]
10/31/2021	12.25	.39	2.07	2.46	(.44)	(.27)	(.71)	14.00	20.52 [7]	—	[8]	.11	[7]	.11	[7]	.38	[7]	2.92	[7]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.54 [7]	—	[8]	.11	[7]	.11	[7]	.38	[7]	3.48	[7]
10/31/2019	12.22	.44	.74	1.18	(.43)	(.17)	(.60)	12.80	10.08 [7]	—	[8]	.11	[7]	.11	[7]	.40	[7]	3.51	[7]
Class 529-F-1:
10/31/2023	12.04	.49	(.13)	.36	(.48)	(.18)	(.66)	11.74	2.94 [7]	—	[8]	.18	[7]	.18	[7]	.46	[7]	3.99	[7]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42)	(.25)	(.67)	12.04	(9.60)[7]	—	[8]	.18	[7]	.18	[7]	.47	[7]	3.20	[7]
10/31/2021	12.25	.38	2.07	2.45	(.43)	(.27)	(.70)	14.00	20.47 [7]	—	[8]	.16	[7]	.16	[7]	.43	[7]	2.84	[7]
10/31/2020	12.80	.43	(.36)	.07	(.45)	(.17)	(.62)	12.25	.53 [7]	—	[8]	.12	[7]	.12	[7]	.39	[7]	3.46	[7]
10/31/2019	12.23	.43	.74	1.17	(.43)	(.17)	(.60)	12.80	9.99	32		.12		.12		.41		3.46
Class 529-F-2:
10/31/2023	12.03	.50	(.13)	.37	(.49)	(.18)	(.67)	11.73	3.04	50		.10		.10		.38		4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.54)	47		.11		.11		.40		3.27
10/31/2021	12.24	.39	2.06	2.45	(.43)	(.27)	(.70)	13.99	20.51	52		.13		.13		.40		2.87
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	36		—		—		—		—

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	81

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class 529-F-3:
10/31/2023	$12.03	$.50	$(.12)	$.38	$(.50)	$(.18)	$(.68)	$11.73	3.06%	$—	[8]	.07%	.07%	.35%	4.10%
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.03	(9.50)	—	[8]	.07	.07	.36	3.31
10/31/2021	12.24	.40	2.06	2.46	(.44)	(.27)	(.71)	13.99	20.58	—	[8]	.12	.07	.34	2.95
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	12.02	.48	(.12)	.36	(.47)	(.18)	(.65)	11.73	2.93	4		.30	.24	.52	3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41)	(.25)	(.66)	12.02	(9.77)	3		.29	.23	.52	3.14
10/31/2021	12.23	.38	2.07	2.45	(.42)	(.27)	(.69)	13.99	20.53	2		.21	.15	.42	2.80
10/31/2020	12.78	.40	(.36)	.04	(.42)	(.17)	(.59)	12.23	.29	1		.38	.31	.58	3.23
10/31/2019	12.22	.40	.74	1.14	(.41)	(.17)	(.58)	12.78	9.72	—	[8]	.39	.32	.61	3.17
Class ABLE-F-2:
10/31/2023	12.04	.51	(.14)	.37	(.49)	(.18)	(.67)	11.74	3.05	—	[8]	.09	.03	.31	4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43)	(.25)	(.68)	12.04	(9.49)	—	[8]	.08	.03	.32	3.42
10/31/2021	12.24	.40	2.07	2.47	(.44)	(.27)	(.71)	14.00	20.68	—	[8]	.08	.02	.29	2.91
10/31/2020[10,11]	12.24	—	—	—	—	—	—	12.24	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	11.97	.38	(.13)	.25	(.38)	(.18)	(.56)	11.66	1.97	2		1.07	1.07	1.35	3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30)	(.25)	(.55)	11.97	(10.45)	2		1.06	1.06	1.35	2.34
10/31/2021	12.18	.26	2.07	2.33	(.31)	(.27)	(.58)	13.93	19.47	2		1.09	1.09	1.36	1.97
10/31/2020	12.74	.30	(.36)	(.06)	(.33)	(.17)	(.50)	12.18	(.54)	2		1.13	1.13	1.40	2.45
10/31/2019	12.17	.31	.74	1.05	(.31)	(.17)	(.48)	12.74	8.93	2		1.14	1.14	1.43	2.48
Class R-2:
10/31/2023	11.96	.38	(.14)	.24	(.37)	(.18)	(.55)	11.65	1.95	40		1.09	1.09	1.37	3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30)	(.25)	(.55)	11.96	(10.44)	39		1.08	1.08	1.37	2.31
10/31/2021	12.17	.26	2.06	2.32	(.31)	(.27)	(.58)	13.91	19.43	49		1.07	1.07	1.34	1.97
10/31/2020	12.72	.31	(.36)	(.05)	(.33)	(.17)	(.50)	12.17	(.44)	43		1.08	1.08	1.35	2.52
10/31/2019	12.16	.31	.74	1.05	(.32)	(.17)	(.49)	12.72	8.93	44		1.10	1.10	1.39	2.52
Class R-2E:
10/31/2023	12.04	.41	(.13)	.28	(.42)	(.18)	(.60)	11.72	2.24	2		.80	.80	1.08	3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33)	(.25)	(.58)	12.04	(10.18)	1		.78	.78	1.07	2.56
10/31/2021	12.25	.30	2.07	2.37	(.35)	(.27)	(.62)	14.00	19.76	1		.82	.80	1.07	2.20
10/31/2020	12.79	.34	(.36)	(.02)	(.35)	(.17)	(.52)	12.25	(.22)	—	[8]	.83	.83	1.10	2.74
10/31/2019	12.22	.34	.75	1.09	(.35)	(.17)	(.52)	12.79	9.27	1		.82	.82	1.11	2.74

Refer to the end of the tables for footnotes.

82	American Funds Portfolio Series

Financial highlights (continued)

Conservative Growth and Income Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2023	$12.01	$.43	$(.13)	$.30	$(.43)	$(.18)	$(.61)	$11.70	2.40%	$40	.64%	.64%	.92%	3.55%
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36)	(.25)	(.61)	12.01	(10.03)	42	.63	.63	.92	2.74
10/31/2021	12.22	.32	2.07	2.39	(.37)	(.27)	(.64)	13.97	19.95	43	.63	.63	.90	2.39
10/31/2020	12.77	.37	(.37)	— [6]	(.38)	(.17)	(.55)	12.22	—	35	.64	.64	.91	2.94
10/31/2019	12.20	.37	.74	1.11	(.37)	(.17)	(.54)	12.77	9.43	34	.66	.66	.95	2.95
Class R-4:
10/31/2023	12.04	.47	(.13)	.34	(.46)	(.18)	(.64)	11.74	2.78	31	.34	.34	.62	3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40)	(.25)	(.65)	12.04	(9.74)	31	.34	.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40)	(.27)	(.67)	14.00	20.23	35	.35	.35	.62	2.74
10/31/2020	12.80	.40	(.36)	.04	(.42)	(.17)	(.59)	12.25	.28	33	.36	.36	.63	3.24
10/31/2019	12.22	.40	.75	1.15	(.40)	(.17)	(.57)	12.80	9.80	37	.37	.37	.66	3.21
Class R-5E:
10/31/2023	12.02	.49	(.12)	.37	(.49)	(.18)	(.67)	11.72	2.99	8	.14	.14	.42	4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42)	(.25)	(.67)	12.02	(9.65)	7	.16	.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43)	(.27)	(.70)	13.99	20.56	5	.17	.17	.44	3.02
10/31/2020	12.79	.42	(.37)	.05	(.44)	(.17)	(.61)	12.23	.40	7	.17	.17	.44	3.37
10/31/2019	12.21	.42	.76	1.18	(.43)	(.17)	(.60)	12.79	10.04	5	.16	.16	.45	3.36
Class R-5:
10/31/2023	12.07	.51	(.14)	.37	(.50)	(.18)	(.68)	11.76	2.98	8	.06	.06	.34	4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43)	(.25)	(.68)	12.07	(9.46)	10	.06	.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44)	(.27)	(.71)	14.03	20.62	8	.06	.06	.33	2.96
10/31/2020	12.83	.44	(.38)	.06	(.45)	(.17)	(.62)	12.27	.50	6	.06	.06	.33	3.56
10/31/2019	12.25	.44	.75	1.19	(.44)	(.17)	(.61)	12.83	10.11	8	.07	.07	.36	3.56
Class R-6:
10/31/2023	12.06	.51	(.13)	.38	(.50)	(.18)	(.68)	11.76	3.12	113	.01	.01	.29	4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44)	(.25)	(.69)	12.06	(9.49)	82	.01	.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45)	(.27)	(.72)	14.03	20.68	83	.01	.01	.28	3.00
10/31/2020	12.82	.45	(.37)	.08	(.46)	(.17)	(.63)	12.27	.63	61	.02	.02	.29	3.58
10/31/2019	12.24	.45	.74	1.19	(.44)	(.17)	(.61)	12.82	10.17	63	.02	.02	.31	3.61

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	83

Financial highlights (continued)

Tax-Aware Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$13.80	$.36	$.32	$.68	$(.35)	$(.29)	$(.64)	$13.84	4.92%	$3,127		.34%		.64%		2.48%
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32)	(.10)	(.42)	13.80	(11.98)	3,127		.34		.63		2.04
10/31/2021	13.80	.28	2.40	2.68	(.29)	(.08)	(.37)	16.11	19.58	3,309		.34		.64		1.83
10/31/2020	14.05	.31	(.04)	.27	(.32)	(.20)	(.52)	13.80	1.95	2,298		.35		.66		2.28
10/31/2019	13.22	.34	1.07	1.41	(.34)	(.24)	(.58)	14.05	11.08	2,027		.35		.68		2.54
Class C:
10/31/2023	13.70	.25	.32	.57	(.25)	(.29)	(.54)	13.73	4.13	301		1.04		1.34		1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21)	(.10)	(.31)	13.70	(12.58)	342		1.04		1.33		1.33
10/31/2021	13.70	.17	2.38	2.55	(.18)	(.08)	(.26)	15.99	18.76	414		1.04		1.34		1.13
10/31/2020	13.94	.22	(.04)	.18	(.22)	(.20)	(.42)	13.70	1.32	331		1.05		1.36		1.58
10/31/2019	13.13	.25	1.05	1.30	(.25)	(.24)	(.49)	13.94	10.24	327		1.05		1.38		1.84
Class T:
10/31/2023	13.81	.41	.31	.72	(.40)	(.29)	(.69)	13.84	5.18 [7]	—	[8]	.01	[7]	.31	[7]	2.82	[7]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36)	(.10)	(.46)	13.81	(11.65)[7]	—	[8]	.04	[7]	.33	[7]	2.33	[7]
10/31/2021	13.80	.33	2.39	2.72	(.33)	(.08)	(.41)	16.11	19.93 [7]	—	[8]	.04	[7]	.34	[7]	2.14	[7]
10/31/2020	14.05	.36	(.05)	.31	(.36)	(.20)	(.56)	13.80	2.26 [7]	—	[8]	.05	[7]	.36	[7]	2.58	[7]
10/31/2019	13.22	.39	1.06	1.45	(.38)	(.24)	(.62)	14.05	11.40 [7]	—	[8]	.05	[7]	.38	[7]	2.85	[7]
Class F-1:
10/31/2023	13.80	.35	.32	.67	(.35)	(.29)	(.64)	13.83	4.80	233		.38		.68		2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31)	(.10)	(.41)	13.80	(12.02)	241		.39		.68		1.98
10/31/2021	13.80	.28	2.39	2.67	(.28)	(.08)	(.36)	16.11	19.53	286		.38		.68		1.79
10/31/2020	14.04	.31	(.04)	.27	(.31)	(.20)	(.51)	13.80	1.98	233		.39		.70		2.25
10/31/2019	13.22	.34	1.06	1.40	(.34)	(.24)	(.58)	14.04	10.96	247		.39		.72		2.50
Class F-2:
10/31/2023	13.83	.39	.32	.71	(.39)	(.29)	(.68)	13.86	5.07	459		.12		.42		2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35)	(.10)	(.45)	13.83	(11.76)	439		.12		.41		2.26
10/31/2021	13.82	.32	2.40	2.72	(.32)	(.08)	(.40)	16.14	19.89	450		.11		.41		2.05
10/31/2020	14.07	.35	(.05)	.30	(.35)	(.20)	(.55)	13.82	2.17	282		.12		.43		2.51
10/31/2019	13.24	.38	1.06	1.44	(.37)	(.24)	(.61)	14.07	11.31	272		.13		.46		2.76
Class F-3:
10/31/2023	13.82	.40	.32	.72	(.40)	(.29)	(.69)	13.85	5.18	120		.01		.31		2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37)	(.10)	(.47)	13.82	(11.67)	115		.01		.30		2.37
10/31/2021	13.81	.34	2.40	2.74	(.34)	(.08)	(.42)	16.13	20.02	98		.01		.31		2.15
10/31/2020	14.06	.36	(.05)	.31	(.36)	(.20)	(.56)	13.81	2.29	60		.02		.33		2.61
10/31/2019	13.23	.39	1.07	1.46	(.39)	(.24)	(.63)	14.06	11.43	54		.02		.35		2.91

Refer to the end of the tables for footnotes.

84	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2023	$9.28	$.30	$(.12)	$.18	$(.30)	$—	$(.30)	$9.16	1.95%	$1,385		.39%		.39%		.66%		3.26%
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)	1,666		.37		.37		.63		1.57
10/31/2021	10.40	.06	(.06)	— [6]	(.19)	(.01)	(.20)	10.20	(.07)	1,906		.38		.38		.63		.62
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	1,805		.39		.39		.66		1.25
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.07	1,035		.39		.39		.68		1.82
Class C:
10/31/2023	9.26	.24	(.12)	.12	(.24)	—	(.24)	9.14	1.23	73		1.08		1.08		1.35		2.55
10/31/2022	10.18	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.26	(8.12)	104		1.07		1.07		1.33		.85
10/31/2021	10.38	(.01)	(.06)	(.07)	(.12)	(.01)	(.13)	10.18	(.70)	143		1.08		1.08		1.33		(.09)
10/31/2020	10.00	.06	.40	.46	(.08)	—	(.08)	10.38	4.58	174		1.09		1.09		1.36		.57
10/31/2019	9.68	.11	.32	.43	(.11)	—	(.11)	10.00	4.43	119		1.11		1.11		1.40		1.10
Class T:
10/31/2023	9.29	.34	(.13)	.21	(.33)	—	(.33)	9.17	2.31 [7]	—	[8]	.03	[7]	.03	[7]	.30	[7]	3.63	[7]
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.12)[7]	—	[8]	.07	[7]	.07	[7]	.33	[7]	1.87	[7]
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22 [7]	—	[8]	.09	[7]	.09	[7]	.34	[7]	.91	[7]
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.70 [7]	—	[8]	.10	[7]	.10	[7]	.37	[7]	1.61	[7]
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.38 [7]	—	[8]	.10	[7]	.10	[7]	.39	[7]	2.11	[7]
Class F-1:
10/31/2023	9.28	.30	(.11)	.19	(.30)	—	(.30)	9.17	2.05	22		.38		.38		.65		3.25
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.51)	32		.38		.38		.64		1.54
10/31/2021	10.40	.06	(.07)	(.01)	(.18)	(.01)	(.19)	10.20	(.09)	53		.39		.39		.64		.60
10/31/2020	10.01	.12	.42	.54	(.15)	—	(.15)	10.40	5.42	65		.38		.38		.65		1.17
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.06	22		.40		.40		.69		1.81
Class F-2:
10/31/2023	9.28	.33	(.12)	.21	(.33)	—	(.33)	9.16	2.22	181		.12		.12		.39		3.50
10/31/2022	10.20	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.28	(7.27)	314		.12		.12		.38		1.81
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.18	422		.13		.13		.38		.87
10/31/2020	10.01	.15	.41	.56	(.17)	—	(.17)	10.40	5.68	412		.12		.12		.39		1.41
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.36	107		.12		.12		.41		2.09
Class F-3:
10/31/2023	9.28	.34	(.12)	.22	(.34)	—	(.34)	9.16	2.34	60		.01		.01		.28		3.64
10/31/2022	10.20	.19	(.91)	(.72)	(.19)	(.01)	(.20)	9.28	(7.16)	64		.01		.01		.27		1.93
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	74		.02		.02		.27		1.01
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.77	53		.03		.03		.30		1.46
10/31/2019	9.69	.22	.31	.53	(.21)	—	(.21)	10.01	5.56	9		.03		.03		.32		2.17

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	85

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2023	$9.28	$.31	$(.13)	$.18	$(.30)	$—	$(.30)	$9.16	1.96%	$167		.38%		.38%		.65%		3.27%
10/31/2022	10.20	.15	(.91)	(.76)	(.15)	(.01)	(.16)	9.28	(7.49)	181		.37		.37		.63		1.57
10/31/2021	10.39	.06	(.05)	.01	(.19)	(.01)	(.20)	10.20	.03	214		.37		.37		.62		.63
10/31/2020	10.00	.13	.41	.54	(.15)	—	(.15)	10.39	5.40	211		.39		.39		.66		1.25
10/31/2019	9.69	.18	.31	.49	(.18)	—	(.18)	10.00	5.07	132		.40		.40		.69		1.81
Class 529-C:
10/31/2023	9.26	.23	(.12)	.11	(.23)	—	(.23)	9.14	1.18	9		1.14		1.14		1.41		2.50
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.17)	12		1.13		1.13		1.39		.81
10/31/2021	10.39	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.18	(.82)	17		1.13		1.13		1.38		(.13)
10/31/2020	10.00	.06	.40	.46	(.07)	—	(.07)	10.39	4.60	21		1.15		1.15		1.42		.61
10/31/2019	9.69	.10	.31	.41	(.10)	—	(.10)	10.00	4.27	31		1.16		1.16		1.45		1.05
Class 529-E:
10/31/2023	9.28	.28	(.12)	.16	(.28)	—	(.28)	9.16	1.73	4		.60		.60		.87		3.05
10/31/2022	10.19	.13	(.90)	(.77)	(.13)	(.01)	(.14)	9.28	(7.61)	5		.59		.59		.85		1.34
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.30)	7		.60		.60		.85		.40
10/31/2020	10.00	.11	.40	.51	(.12)	—	(.12)	10.39	5.16	8		.61		.61		.88		1.06
10/31/2019	9.69	.16	.31	.47	(.16)	—	(.16)	10.00	4.84	6		.62		.62		.91		1.59
Class 529-T:
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.24 [7]	—	[8]	.10	[7]	.10	[7]	.37	[7]	3.55	[7]
10/31/2022	10.20	.18	(.91)	(.73)	(.17)	(.01)	(.18)	9.29	(7.19)[7]	—	[8]	.14	[7]	.14	[7]	.40	[7]	1.80	[7]
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.16 [7]	—	[8]	.15	[7]	.15	[7]	.40	[7]	.85	[7]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.63 [7]	—	[8]	.16	[7]	.16	[7]	.43	[7]	1.54	[7]
10/31/2019	9.70	.20	.31	.51	(.20)	—	(.20)	10.01	5.31 [7]	—	[8]	.17	[7]	.17	[7]	.46	[7]	2.04	[7]
Class 529-F-1:
10/31/2023	9.28	.32	(.12)	.20	(.32)	—	(.32)	9.16	2.13 [7]	—	[8]	.21	[7]	.21	[7]	.48	[7]	3.45	[7]
10/31/2022	10.20	.17	(.91)	(.74)	(.17)	(.01)	(.18)	9.28	(7.33)[7]	—	[8]	.19	[7]	.19	[7]	.45	[7]	1.75	[7]
10/31/2021	10.40	.08	(.06)	.02	(.21)	(.01)	(.22)	10.20	.13 [7]	—	[8]	.19	[7]	.19	[7]	.44	[7]	.81	[7]
10/31/2020	10.01	.16	.40	.56	(.17)	—	(.17)	10.40	5.64 [7]	—	[8]	.15	[7]	.15	[7]	.42	[7]	1.52	[7]
10/31/2019	9.69	.20	.32	.52	(.20)	—	(.20)	10.01	5.42	29		.17		.17		.46		2.05
Class 529-F-2:
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.25	42		.10		.10		.37		3.56
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.16)	39		.11		.11		.37		1.83
10/31/2021	10.40	.09	(.07)	.02	(.21)	(.01)	(.22)	10.20	.17	44		.14		.14		.39		.86
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	40		—		—		—		—

Refer to the end of the tables for footnotes.

86	American Funds Portfolio Series

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-F-3:
10/31/2023	$9.29	$.33	$(.12)	$.21	$(.33)	$—	$(.33)	$9.17	2.26%	$—	[8]	.09%	.09%	.36%	3.57%
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.13)	—	[8]	.08	.08	.34	1.86
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.22	—	[8]	.15	.09	.34	.90
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	—	[8]	—	—	—	—
Class ABLE-A:
10/31/2023	9.29	.32	(.12)	.20	(.31)	—	(.31)	9.18	2.14	1		.31	.25	.52	3.41
10/31/2022	10.21	.17	(.92)	(.75)	(.16)	(.01)	(.17)	9.29	(7.42)	1		.30	.25	.51	1.71
10/31/2021	10.40	.08	(.06)	.02	(.20)	(.01)	(.21)	10.21	.17	1		.25	.19	.44	.82
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.39	—	[8]	.39	.33	.60	1.30
10/31/2019	9.69	.19	.31	.50	(.18)	—	(.18)	10.01	5.21	—	[8]	.40	.34	.63	1.89
Class ABLE-F-2:
10/31/2023	9.32	.34	(.12)	.22	(.33)	—	(.33)	9.21	2.35	—	[8]	.10	.04	.31	3.60
10/31/2022	10.21	.19	(.89)	(.70)	(.18)	(.01)	(.19)	9.32	(6.94)	—	[8]	.09	.03	.29	1.93
10/31/2021	10.40	.10	(.06)	.04	(.22)	(.01)	(.23)	10.21	.32	—	[8]	.09	.03	.28	.96
10/31/2020[10,11]	10.40	—	—	—	—	—	—	10.40	—	—	[8]	—	—	—	—
Class R-1:
10/31/2023	9.26	.24	(.12)	.12	(.24)	—	(.24)	9.14	1.28	1		1.05	1.05	1.32	2.59
10/31/2022	10.18	.08	(.91)	(.83)	(.08)	(.01)	(.09)	9.26	(8.13)	1		1.11	1.11	1.37	.84
10/31/2021	10.39	(.02)	(.06)	(.08)	(.12)	(.01)	(.13)	10.18	(.83)	1		1.16	1.16	1.41	(.16)
10/31/2020	10.01	.04	.41	.45	(.07)	—	(.07)	10.39	4.50	1		1.18	1.18	1.45	.41
10/31/2019	9.69	.10	.32	.42	(.10)	—	(.10)	10.01	4.34	—	[8]	1.18	1.18	1.47	1.02
Class R-2:
10/31/2023	9.24	.24	(.12)	.12	(.24)	—	(.24)	9.12	1.26	19		1.08	1.08	1.35	2.58
10/31/2022	10.16	.08	(.90)	(.82)	(.09)	(.01)	(.10)	9.24	(8.13)	18		1.09	1.09	1.35	.86
10/31/2021	10.37	(.01)	(.07)	(.08)	(.12)	(.01)	(.13)	10.16	(.80)	19		1.12	1.12	1.37	(.12)
10/31/2020	9.98	.06	.40	.46	(.07)	—	(.07)	10.37	4.66	25		1.13	1.13	1.40	.55
10/31/2019	9.67	.11	.31	.42	(.11)	—	(.11)	9.98	4.32	17		1.13	1.13	1.42	1.09
Class R-2E:
10/31/2023	9.28	.27	(.13)	.14	(.26)	—	(.26)	9.16	1.49	1		.82	.82	1.09	2.86
10/31/2022	10.20	.10	(.90)	(.80)	(.11)	(.01)	(.12)	9.28	(7.91)	1		.82	.82	1.08	1.06
10/31/2021	10.40	.01	(.06)	(.05)	(.14)	(.01)	(.15)	10.20	(.54)	1		.86	.85	1.10	.13
10/31/2020	10.01	.08	.41	.49	(.10)	—	(.10)	10.40	4.95	1		.83	.83	1.10	.82
10/31/2019	9.70	.14	.30	.44	(.13)	—	(.13)	10.01	4.57	1		.86	.86	1.15	1.37

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	87

Financial highlights (continued)

Preservation Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of	Ratio of
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]	expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-3:
10/31/2023	$9.27	$.28	$(.12)	$.16	$(.28)	$—	$(.28)	$9.15	1.69%	$27	.64%	.64%	.91%	3.01%
10/31/2022	10.19	.13	(.92)	(.79)	(.12)	(.01)	(.13)	9.27	(7.74)	29	.64	.64	.90	1.31
10/31/2021	10.39	.04	(.07)	(.03)	(.16)	(.01)	(.17)	10.19	(.35)	29	.66	.66	.91	.34
10/31/2020	10.00	.10	.41	.51	(.12)	—	(.12)	10.39	5.12	29	.67	.67	.94	.99
10/31/2019	9.69	.15	.31	.46	(.15)	—	(.15)	10.00	4.77	19	.67	.67	.96	1.54
Class R-4:
10/31/2023	9.29	.31	(.12)	.19	(.31)	—	(.31)	9.17	2.00	11	.34	.34	.61	3.32
10/31/2022	10.20	.16	(.91)	(.75)	(.15)	(.01)	(.16)	9.29	(7.36)	13	.33	.33	.59	1.60
10/31/2021	10.40	.07	(.07)	— [6]	(.19)	(.01)	(.20)	10.20	(.05)	15	.35	.35	.60	.64
10/31/2020	10.01	.13	.41	.54	(.15)	—	(.15)	10.40	5.43	17	.36	.36	.63	1.31
10/31/2019	9.70	.18	.31	.49	(.18)	—	(.18)	10.01	5.09	12	.37	.37	.66	1.84
Class R-5E:
10/31/2023	9.29	.32	(.12)	.20	(.32)	—	(.32)	9.17	2.17	3	.17	.17	.44	3.45
10/31/2022	10.21	.18	(.92)	(.74)	(.17)	(.01)	(.18)	9.29	(7.29)	4	.16	.16	.42	1.80
10/31/2021	10.41	.08	(.06)	.02	(.21)	(.01)	(.22)	10.21	.13	3	.17	.17	.42	.82
10/31/2020	10.02	.15	.41	.56	(.17)	—	(.17)	10.41	5.61	3	.18	.18	.45	1.46
10/31/2019	9.70	.20	.32	.52	(.20)	—	(.20)	10.02	5.41	2	.18	.18	.47	2.04
Class R-5:
10/31/2023	9.29	.33	(.12)	.21	(.33)	—	(.33)	9.17	2.28	4	.06	.06	.33	3.56
10/31/2022	10.20	.18	(.90)	(.72)	(.18)	(.01)	(.19)	9.29	(7.11)	6	.06	.06	.32	1.87
10/31/2021	10.40	.09	(.06)	.03	(.22)	(.01)	(.23)	10.20	.24	5	.07	.07	.32	.92
10/31/2020	10.01	.15	.42	.57	(.18)	—	(.18)	10.40	5.72	6	.08	.08	.35	1.50
10/31/2019	9.70	.21	.31	.52	(.21)	—	(.21)	10.01	5.40	2	.09	.09	.38	2.12
Class R-6:
10/31/2023	9.29	.34	(.12)	.22	(.34)	—	(.34)	9.17	2.34	29	.01	.01	.28	3.63
10/31/2022	10.20	.19	(.90)	(.71)	(.19)	(.01)	(.20)	9.29	(7.06)	32	.01	.01	.27	1.92
10/31/2021	10.40	.10	(.07)	.03	(.22)	(.01)	(.23)	10.20	.29	44	.02	.02	.27	.97
10/31/2020	10.01	.16	.41	.57	(.18)	—	(.18)	10.40	5.76	44	.03	.03	.30	1.59
10/31/2019	9.70	.22	.30	.52	(.21)	—	(.21)	10.01	5.45	23	.03	.03	.32	2.18

Refer to the end of the tables for footnotes.

88	American Funds Portfolio Series

Financial highlights (continued)

Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$9.26	$.18		$(.04)	$.14	$(.18)	$9.22	1.45%	$369		.34%		.34%		.58%		1.86%
10/31/2022	9.99	.09		(.71)	(.62)	(.11)	9.26	(6.24)	459		.34		.34		.61		.91
10/31/2021	10.03	.07		(.01)	.06	(.10)	9.99	.60	525		.35		.35		.63		.70
10/31/2020	9.88	.13		.16	.29	(.14)	10.03	2.98	426		.37		.36		.66		1.27
10/31/2019	9.57	.17		.31	.48	(.17)	9.88	5.03	333		.38		.37		.70		1.71
Class C:
10/31/2023	9.24	.11		(.04)	.07	(.11)	9.20	.73	16		1.04		1.04		1.28		1.15
10/31/2022	9.97	.02		(.71)	(.69)	(.04)	9.24	(6.91)	25		1.04		1.04		1.31		.19
10/31/2021	10.01	—	[6]	— [6]	— [6]	(.04)	9.97	(.05)	37		1.05		1.05		1.33		.01
10/31/2020	9.87	.06		.15	.21	(.07)	10.01	2.16	39		1.07		1.06		1.36		.58
10/31/2019	9.56	.10		.31	.41	(.10)	9.87	4.28	39		1.08		1.07		1.40		1.01
Class T:
10/31/2023	9.26	.21		(.04)	.17	(.21)	9.22	1.79 [7]	—	[8]	.01	[7]	.01	[7]	.25	[7]	2.20	[7]
10/31/2022	9.99	.12		(.71)	(.59)	(.14)	9.26	(5.97)[7]	—	[8]	.05	[7]	.05	[7]	.32	[7]	1.21	[7]
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.89 [7]	—	[8]	.05	[7]	.05	[7]	.33	[7]	1.00	[7]
10/31/2020	9.88	.16		.16	.32	(.17)	10.03	3.28 [7]	—	[8]	.07	[7]	.07	[7]	.37	[7]	1.58	[7]
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.34 [7]	—	[8]	.08	[7]	.07	[7]	.40	[7]	2.01	[7]
Class F-1:
10/31/2023	9.27	.17		(.04)	.13	(.17)	9.23	1.40	2		.39		.39		.63		1.80
10/31/2022	10.00	.08		(.71)	(.63)	(.10)	9.27	(6.30)	3		.39		.39		.66		.79
10/31/2021	10.03	.07		(.01)	.06	(.09)	10.00	.65	7		.40		.40		.68		.66
10/31/2020	9.88	.12		.17	.29	(.14)	10.03	2.93	9		.39		.39		.70		1.16
10/31/2019	9.57	.16		.31	.47	(.16)	9.88	4.95	4		.43		.41		.74		1.66
Class F-2:
10/31/2023	9.26	.20		(.04)	.16	(.20)	9.22	1.69	64		.11		.11		.35		2.08
10/31/2022	9.99	.10		(.70)	(.60)	(.13)	9.26	(6.04)	98		.12		.12		.39		1.08
10/31/2021	10.03	.09		(.01)	.08	(.12)	9.99	.83	171		.12		.12		.40		.92
10/31/2020	9.88	.15		.16	.31	(.16)	10.03	3.21	112		.13		.13		.43		1.47
10/31/2019	9.57	.19		.31	.50	(.19)	9.88	5.28	58		.14		.13		.46		1.94
Class F-3:
10/31/2023	9.26	.20		(.03)	.17	(.21)	9.22	1.80	7		.01		.01		.25		2.16
10/31/2022	9.99	.11		(.70)	(.59)	(.14)	9.26	(5.93)	15		.01		.01		.28		1.14
10/31/2021	10.03	.10		(.01)	.09	(.13)	9.99	.93	42		.02		.02		.30		1.01
10/31/2020	9.88	.15		.17	.32	(.17)	10.03	3.32	19		.04		.03		.33		1.54
10/31/2019	9.57	.20		.31	.51	(.20)	9.88	5.37	7		.04		.03		.36		2.01

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	89

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes[12]	2023	2022	2021		2020	2019
Global Growth Portfolio	9%	5%	5%		27%	3%
Growth Portfolio	1	2	5		30	—	[13]
Growth and Income Portfolio	2	7	18		13	1
Moderate Growth and Income Portfolio	9	2	11		17	1
Conservative Growth and Income Portfolio	4	4	30		23	1
Tax-Aware Conservative Growth and Income Portfolio	4	4	—	[13]	14	1
Preservation Portfolio	9	20	17		1	4
Tax-Exempt Preservation Portfolio	5	20	5		7	15

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from Virginia529 and/or CRMC. During some of the years shown, Virginia529 waived a portion of ABLE plan services fees for existing Class ABLE shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Amount less than .01%.
[10]	Based on operations for a period that is less than a full year.
[11]	Class 529-F-2, 529-F-3 and ABLE-F-2 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

90	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio (the “Funds”), including the investment portfolios as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Funds Portfolio Series as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2023, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
December 8, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Portfolio Series	91

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

92	American Funds Portfolio Series

Expense example (continued)

Global Growth Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$974.89	$1.84	.37%	$4.03	.81%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class C – actual return	1,000.00	970.86	5.61	1.13	7.80	1.57
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.98	1.57
Class T – actual return	1,000.00	976.02	.65	.13	2.84	.57
Class T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.91	.57
Class F-1 – actual return	1,000.00	974.94	1.89	.38	4.08	.82
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.18	.82
Class F-2 – actual return	1,000.00	976.09	.55	.11	2.74	.55
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.80	.55
Class F-3 – actual return	1,000.00	976.06	.05	.01	2.24	.45
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45
Class 529-A – actual return	1,000.00	974.30	2.04	.41	4.23	.85
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	4.33	.85
Class 529-C – actual return	1,000.00	970.82	5.86	1.18	8.05	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	973.02	3.18	.64	5.37	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.50	1.08
Class 529-T – actual return	1,000.00	976.02	.95	.19	3.14	.63
Class 529-T – assumed 5% return	1,000.00	1,024.25	.97	.19	3.21	.63
Class 529-F-1 – actual return	1,000.00	975.47	1.00	.20	3.19	.64
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.26	.64
Class 529-F-2 – actual return	1,000.00	975.42	.70	.14	2.89	.58
Class 529-F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.96	.58
Class 529-F-3 – actual return	1,000.00	976.50	.35	.07	2.54	.51
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.60	.51
Class ABLE-A – actual return	1,000.00	975.32	1.29	.26	3.49	.70
Class ABLE-A – assumed 5% return	1,000.00	1,023.89	1.33	.26	3.57	.70
Class ABLE-F-2 – actual return	1,000.00	975.97	.40	.08	2.59	.52
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.80	.41	.08	2.65	.52
Class R-1 – actual return	1,000.00	971.64	4.92	.99	7.11	1.43
Class R-1 – assumed 5% return	1,000.00	1,020.21	5.04	.99	7.27	1.43
Class R-2 – actual return	1,000.00	970.75	5.41	1.09	7.60	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.78	1.53
Class R-2E – actual return	1,000.00	972.35	4.03	.81	6.21	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	973.55	3.23	.65	5.42	1.09
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.55	1.09
Class R-4 – actual return	1,000.00	974.84	1.84	.37	4.03	.81
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	4.13	.81
Class R-5E – actual return	1,000.00	975.38	.75	.15	2.94	.59
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	3.01	.59
Class R-5 – actual return	1,000.00	976.25	.30	.06	2.49	.50
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.55	.50
Class R-6 – actual return	1,000.00	976.30	.05	.01	2.24	.45
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	93

Expense example (continued)

Growth Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$997.93	$1.81	.36%	$3.73	.74%
Class A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class C – actual return	1,000.00	994.11	5.63	1.12	7.54	1.50
Class C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class T – actual return	1,000.00	999.49	.60	.12	2.52	.50
Class T – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class F-1 – actual return	1,000.00	998.46	1.86	.37	3.78	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	999.49	.50	.10	2.42	.48
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.45	.48
Class F-3 – actual return	1,000.00	999.99	.05	.01	1.97	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class 529-A – actual return	1,000.00	998.46	2.07	.41	3.98	.79
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	4.02	.79
Class 529-C – actual return	1,000.00	994.10	5.88	1.17	7.79	1.55
Class 529-C – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.88	1.55
Class 529-E – actual return	1,000.00	996.87	3.12	.62	5.03	1.00
Class 529-E – assumed 5% return	1,000.00	1,022.08	3.16	.62	5.09	1.00
Class 529-T – actual return	1,000.00	998.96	.86	.17	2.77	.55
Class 529-T – assumed 5% return	1,000.00	1,024.35	.87	.17	2.80	.55
Class 529-F-1 – actual return	1,000.00	998.97	.96	.19	2.87	.57
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.91	.57
Class 529-F-2 – actual return	1,000.00	999.49	.71	.14	2.62	.52
Class 529-F-2 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.65	.52
Class 529-F-3 – actual return	1,000.00	999.48	.35	.07	2.27	.45
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45
Class ABLE-A – actual return	1,000.00	998.97	1.31	.26	3.22	.64
Class ABLE-A – assumed 5% return	1,000.00	1,023.89	1.33	.26	3.26	.64
Class ABLE-F-2 – actual return	1,000.00	999.48	.30	.06	2.22	.44
Class ABLE-F-2 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-1 – actual return	1,000.00	994.67	5.53	1.10	7.44	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2 – actual return	1,000.00	994.65	5.38	1.07	7.29	1.45
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.37	1.45
Class R-2E – actual return	1,000.00	995.79	4.02	.80	5.94	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	996.87	3.22	.64	5.13	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.19	1.02
Class R-4 – actual return	1,000.00	997.94	1.71	.34	3.63	.72
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class R-5E – actual return	1,000.00	998.97	.71	.14	2.62	.52
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.65	.52
Class R-5 – actual return	1,000.00	999.48	.25	.05	2.17	.43
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	2.19	.43
Class R-6 – actual return	1,000.00	1,000.01	.05	.01	1.97	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

Refer to the end of the tables for footnotes.

94	American Funds Portfolio Series

Expense example (continued)

Growth and Income Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$982.79	$1.65	.33%	$3.35	.67%
Class A – assumed 5% return	1,000.00	1,023.54	1.68	.33	3.41	.67
Class C – actual return	1,000.00	979.53	5.39	1.08	7.09	1.42
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.22	1.42
Class T – actual return	1,000.00	984.17	.35	.07	2.05	.41
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class F-1 – actual return	1,000.00	982.58	1.85	.37	3.55	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class F-2 – actual return	1,000.00	983.89	.55	.11	2.25	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class F-3 – actual return	1,000.00	984.38	.05	.01	1.75	.35
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35
Class 529-A – actual return	1,000.00	982.57	1.85	.37	3.55	.71
Class 529-A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.62	.71
Class 529-C – actual return	1,000.00	979.27	5.64	1.13	7.33	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.48	1.47
Class 529-E – actual return	1,000.00	981.43	3.00	.60	4.69	.94
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.79	.94
Class 529-T – actual return	1,000.00	983.78	.70	.14	2.40	.48
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.45	.48
Class 529-F-1 – actual return	1,000.00	983.50	.90	.18	2.60	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.65	.52
Class 529-F-2 – actual return	1,000.00	983.87	.55	.11	2.25	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class 529-F-3 – actual return	1,000.00	984.08	.35	.07	2.05	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class ABLE-A – actual return	1,000.00	983.59	1.20	.24	2.90	.58
Class ABLE-A – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.96	.58
Class ABLE-F-2 – actual return	1,000.00	983.94	.20	.04	1.90	.38
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.94	.38
Class R-1 – actual return	1,000.00	979.49	5.44	1.09	7.13	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.27	1.43
Class R-2 – actual return	1,000.00	979.02	5.34	1.07	7.03	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.17	1.41
Class R-2E – actual return	1,000.00	980.50	3.99	.80	5.69	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.80	1.14
Class R-3 – actual return	1,000.00	981.21	3.20	.64	4.89	.98
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.99	.98
Class R-4 – actual return	1,000.00	982.75	1.70	.34	3.40	.68
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.47	.68
Class R-5E – actual return	1,000.00	983.70	.70	.14	2.40	.48
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.45	.48
Class R-5 – actual return	1,000.00	984.18	.30	.06	2.00	.40
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.04	.40
Class R-6 – actual return	1,000.00	984.41	.05	.01	1.75	.35
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	95

Expense example (continued)

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$968.66	$1.59	.32%	$3.27	.66%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.36	.66
Class C – actual return	1,000.00	965.34	5.25	1.06	6.94	1.40
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	7.12	1.40
Class T – actual return	1,000.00	970.09	.15	.03	1.84	.37
Class T – assumed 5% return	1,000.00	1,025.05	.15	.03	1.89	.37
Class F-1 – actual return	1,000.00	968.41	1.79	.36	3.47	.70
Class F-1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.57	.70
Class F-2 – actual return	1,000.00	969.71	.55	.11	2.23	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class F-3 – actual return	1,000.00	970.16	.05	.01	1.74	.35
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35
Class 529-A – actual return	1,000.00	968.48	1.74	.35	3.42	.69
Class 529-A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class 529-C – actual return	1,000.00	965.03	5.55	1.12	7.23	1.46
Class 529-C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.43	1.46
Class 529-E – actual return	1,000.00	967.16	2.93	.59	4.61	.93
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.74	.93
Class 529-T – actual return	1,000.00	969.94	.40	.08	2.09	.42
Class 529-T – assumed 5% return	1,000.00	1,024.80	.41	.08	2.14	.42
Class 529-F-1 – actual return	1,000.00	969.38	.89	.18	2.58	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.65	.52
Class 529-F-2 – actual return	1,000.00	969.63	.55	.11	2.23	.45
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class 529-F-3 – actual return	1,000.00	969.86	.35	.07	2.04	.41
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class ABLE-A – actual return	1,000.00	968.78	1.19	.24	2.88	.58
Class ABLE-A – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.96	.58
Class ABLE-F-2 – actual return	1,000.00	970.43	.15	.03	1.84	.37
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.89	.37
Class R-1 – actual return	1,000.00	964.95	5.30	1.07	6.98	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.17	1.41
Class R-2 – actual return	1,000.00	964.77	5.30	1.07	6.98	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.17	1.41
Class R-2E – actual return	1,000.00	966.89	3.97	.80	5.65	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.80	1.14
Class R-3 – actual return	1,000.00	966.99	3.17	.64	4.86	.98
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.99	.98
Class R-4 – actual return	1,000.00	968.50	1.69	.34	3.37	.68
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.47	.68
Class R-5E – actual return	1,000.00	969.55	.70	.14	2.38	.48
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.45	.48
Class R-5 – actual return	1,000.00	970.03	.25	.05	1.94	.39
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26	.05	1.99	.39
Class R-6 – actual return	1,000.00	970.23	.05	.01	1.74	.35
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

Refer to the end of the tables for footnotes.

96	American Funds Portfolio Series

Expense example (continued)

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$961.31	$1.58	.32%	$2.97	.60%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.06	.60
Class C – actual return	1,000.00	958.16	5.23	1.06	6.61	1.34
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.82	1.34
Class T – actual return	1,000.00	962.60	.25	.05	1.63	.33
Class T – assumed 5% return	1,000.00	1,024.95	.26	.05	1.68	.33
Class F-1 – actual return	1,000.00	961.10	1.83	.37	3.21	.65
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.31	.65
Class F-2 – actual return	1,000.00	962.38	.54	.11	1.93	.39
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.99	.39
Class F-3 – actual return	1,000.00	962.82	.05	.01	1.43	.29
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.48	.29
Class 529-A – actual return	1,000.00	961.10	1.78	.36	3.16	.64
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.26	.64
Class 529-C – actual return	1,000.00	957.99	5.48	1.11	6.86	1.39
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.07	1.39
Class 529-E – actual return	1,000.00	960.66	2.92	.59	4.30	.87
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.43	.87
Class 529-T – actual return	1,000.00	962.36	.49	.10	1.88	.38
Class 529-T – assumed 5% return	1,000.00	1,024.70	.51	.10	1.94	.38
Class 529-F-1 – actual return	1,000.00	962.75	.89	.18	2.28	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.35	.46
Class 529-F-2 – actual return	1,000.00	963.13	.54	.11	1.93	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.99	.39
Class 529-F-3 – actual return	1,000.00	963.30	.35	.07	1.73	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.79	.35
Class ABLE-A – actual return	1,000.00	962.26	1.19	.24	2.57	.52
Class ABLE-A – assumed 5% return	1,000.00	1,024.00	1.22	.24	2.65	.52
Class ABLE-F-2 – actual return	1,000.00	962.47	.15	.03	1.53	.31
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.58	.31
Class R-1 – actual return	1,000.00	957.52	5.23	1.06	6.61	1.34
Class R-1 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.82	1.34
Class R-2 – actual return	1,000.00	957.35	5.33	1.08	6.71	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	6.92	1.36
Class R-2E – actual return	1,000.00	958.85	3.90	.79	5.28	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.22	4.02	.79	5.45	1.07
Class R-3 – actual return	1,000.00	959.72	3.11	.63	4.50	.91
Class R-3 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.63	.91
Class R-4 – actual return	1,000.00	962.05	1.68	.34	3.07	.62
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.16	.62
Class R-5E – actual return	1,000.00	962.17	.69	.14	2.08	.42
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.14	.42
Class R-5 – actual return	1,000.00	962.66	.30	.06	1.68	.34
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.73	.34
Class R-6 – actual return	1,000.00	962.91	.05	.01	1.43	.29
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.48	.29

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	97

Expense example (continued)

Tax-Aware Conservative Growth and Income Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]		Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$970.11	$1.69		.34%		$3.18		.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.26		.64
Class C – actual return	1,000.00	966.37	5.15		1.04		6.64		1.34
Class C – assumed 5% return	1,000.00	1,019.96	5.30		1.04		6.82		1.34
Class T – actual return	1,000.00	971.71	—	[5]	—	[6]	1.49	[5]	.30	[6]
Class T – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.53	[5]	.30	[6]
Class F-1 – actual return	1,000.00	969.86	1.89		.38		3.38		.68
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94		.38		3.47		.68
Class F-2 – actual return	1,000.00	971.23	.55		.11		2.04		.41
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56		.11		2.09		.41
Class F-3 – actual return	1,000.00	971.73	.05		.01		1.54		.31
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05		.01		1.58		.31

Refer to the end of the tables for footnotes.

98	American Funds Portfolio Series

Expense example (continued)

Preservation Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$983.15	$1.95	.39%	$3.30	.66%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.36	.66
Class C – actual return	1,000.00	980.61	5.44	1.09	6.79	1.36
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	6.92	1.36
Class T – actual return	1,000.00	986.13	.20	.04	1.55	.31
Class T – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class F-1 – actual return	1,000.00	984.18	1.95	.39	3.30	.66
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.36	.66
Class F-2 – actual return	1,000.00	984.47	.60	.12	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class F-3 – actual return	1,000.00	985.07	.05	.01	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28
Class 529-A – actual return	1,000.00	984.30	1.90	.38	3.25	.65
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.31	.65
Class 529-C – actual return	1,000.00	980.39	5.69	1.14	7.04	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.17	1.41
Class 529-E – actual return	1,000.00	983.13	3.00	.60	4.35	.87
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.43	.87
Class 529-T – actual return	1,000.00	985.79	.65	.13	2.00	.40
Class 529-T – assumed 5% return	1,000.00	1,024.55	.66	.13	2.04	.40
Class 529-F-1 – actual return	1,000.00	984.05	1.05	.21	2.40	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.45	.48
Class 529-F-2 – actual return	1,000.00	985.70	.60	.12	1.95	.39
Class 529-F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class 529-F-3 – actual return	1,000.00	985.78	.40	.08	1.75	.35
Class 529-F-3 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.79	.35
Class ABLE-A – actual return	1,000.00	984.63	1.30	.26	2.65	.53
Class ABLE-A – assumed 5% return	1,000.00	1,023.89	1.33	.26	2.70	.53
Class ABLE-F-2 – actual return	1,000.00	985.70	.20	.04	1.55	.31
Class ABLE-F-2 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.58	.31
Class R-1 – actual return	1,000.00	979.78	5.14	1.03	6.49	1.30
Class R-1 – assumed 5% return	1,000.00	1,020.01	5.24	1.03	6.61	1.30
Class R-2 – actual return	1,000.00	980.81	5.34	1.07	6.69	1.34
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.82	1.34
Class R-2E – actual return	1,000.00	980.78	3.99	.80	5.34	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.45	1.07
Class R-3 – actual return	1,000.00	981.95	3.15	.63	4.50	.90
Class R-3 – assumed 5% return	1,000.00	1,022.03	3.21	.63	4.58	.90
Class R-4 – actual return	1,000.00	984.50	1.70	.34	3.05	.61
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.11	.61
Class R-5E – actual return	1,000.00	984.29	.80	.16	2.15	.43
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.19	.43
Class R-5 – actual return	1,000.00	985.88	.30	.06	1.65	.33
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.68	.33
Class R-6 – actual return	1,000.00	986.14	.05	.01	1.40	.28
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.43	.28

Refer to the end of the tables for footnotes.

American Funds Portfolio Series	99

Expense example (continued)

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.55	$1.70	.34%	$2.89	.58%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	2.96	.58
Class C – actual return	1,000.00	975.89	5.18	1.04	6.37	1.28
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.51	1.28
Class T – actual return	1,000.00	981.24	.05	.01	1.25	.25
Class T – assumed 5% return	1,000.00	1,025.16	.05	.01	1.28	.25
Class F-1 – actual return	1,000.00	979.22	1.95	.39	3.14	.63
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.21	.63
Class F-2 – actual return	1,000.00	980.68	.55	.11	1.75	.35
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	1.79	.35
Class F-3 – actual return	1,000.00	981.21	.05	.01	1.25	.25
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.28	.25

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

100	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2023:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$306,388,000	$1,106,782,000	$576,423,000	$449,469,000
Foreign taxes (per share)	$0.0150	$0.0039	$0.0054	$0.0029
Foreign source income (per share)	$0.1233	$0.0076	$0.0581	$0.0293
Qualified dividend income	100%	100%	$240,124,000	$199,013,000
Section 199A dividends	—	—	$2,194,000	$3,557,000
Section 163(j) interest dividends	$2,316,000	—	$113,031,000	$122,537,000
Corporate dividends received deduction	$27,864,000	100%	$168,912,000	$140,239,000
U.S. government income that may be exempt from state taxation	$758,000	$881,000	$33,807,000	$43,878,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$114,319,000	$90,756,000	—	—
Foreign taxes (per share)	—	$0.0034	—	—
Foreign source income (per share)	—	$0.0505	—	—
Qualified dividend income	$116,029,000	100%*	$11,000	—
Section 199A dividends	$3,653,000	—	—	—
Section 163(j) interest dividends	$191,607,000	$1,626,000	$81,037,000	—
Corporate dividends received deduction	$81,532,000	$41,208,000	$11,000	—
Exempt interest dividends	—	$63,826,000	—	$10,028,000
U.S. government income that may be exempt from state taxation	$29,374,000	$896,000	$35,385,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	101

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2012	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2012	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin,1970 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 103 for footnotes.

102	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Samir Mathur, 1965 President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2012	General Counsel — Fund Business Management Group, Capital Research and Management Company;
General Counsel and Secretary, The Capital Group Companies, Inc.[6]; Director, Capital Research Company [6];
		Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company [6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company Partner — Capital Solutions Group, Capital Bank and Trust Company [6]
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company [6];
		Senior Vice President, Capital Group Private Client Services, Inc. Inc.[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company;
Partner — Capital International Investors, Capital Bank and Trust Company [6];
		Chair and Director, Capital Group International, Inc.[6]
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company [6]
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Randall F. Buonviri, 1988 Assistant Treasurer	2023	Assistant Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	103

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104	American Funds Portfolio Series

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American Funds Portfolio Series	105

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106	American Funds Portfolio Series

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American Funds Portfolio Series	107

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

108	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFPS

Registrant:

a) Audit Fees:
Audit	2022	70,000
	2023	75,000

b) Audit-Related Fees:
	2022	11,000
	2023	10,000

c) Tax Fees:
	2022	32,000
	2023	33,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,221,000
	2023	2,183,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,658,000 for fiscal year 2022 and $2,226,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2023